     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2003

                                                             FILE NO. 333-70013
                                                             FILE NO. 811-09183
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           /X/
                         POST-EFFECTIVE AMENDMENT NO. 5
                                      AND
                          REGISTRATION STATEMENT UNDER
                         INVESTMENT COMPANY ACT OF 1940       /X/
                                AMENDMENT NO. 6



                            ------------------------

                          SEI INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456

                                   COPIES TO:

     Richard W. Grant, Esquire            Thomas P. Lemke, Esquire
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1111 Pennsylvania Avenue, N.W.
     Philadelphia, Pennsylvania 19103     Washington, D.C. 20004

                            ------------------------

      Title of Securities Being Registered...Units of Beneficial Interest

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)


   / /     immediately upon filing pursuant to paragraph (b)
   /X/     on May 1, 2003 pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)(1)
   / /     on [date] pursuant to paragraph (a)(1)
   / /     75 days after filing pursuant to paragraph (a)(2)


                    If appropriate check the following box:

   / / This post-effective Amendment designates a new effective date for a previously filed post- effective Amendment.

                            ------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SEI INSURANCE PRODUCTS TRUST

                                   PROSPECTUS

                                 CLASS A SHARES


                                  MAY 1, 2003


                                 EQUITY FUNDS:
                          SEI VP LARGE CAP VALUE FUND
                          SEI VP LARGE CAP GROWTH FUND
                           SEI VP S&P 500 INDEX FUND
                          SEI VP SMALL CAP VALUE FUND
                          SEI VP SMALL CAP GROWTH FUND
                        SEI VP INTERNATIONAL EQUITY FUND
                      SEI VP EMERGING MARKETS EQUITY FUND

                              FIXED INCOME FUNDS:
                         SEI VP CORE FIXED INCOME FUND
                             SEI VP BOND INDEX FUND
                          SEI VP HIGH YIELD BOND FUND

                       SEI VP EMERGING MARKETS DEBT FUND


                               MONEY MARKET FUND:
                          SEI VP PRIME OBLIGATION FUND

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS:

                        ALLIANCE CAPITAL MANAGEMENT L.P.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP

                    BANC OF AMERICA CAPITAL MANAGEMENT, LLC

                         BARCLAYS GLOBAL FUND ADVISORS

                            BLACKROCK ADVISORS, INC.

                         BLACKROCK INTERNATIONAL, LTD.
                    THE BOSTON COMPANY ASSET MANAGEMENT, LLC
                         CAPITAL GUARDIAN TRUST COMPANY
                         CHARTWELL INVESTMENT PARTNERS

                        DAVID J. GREENE AND COMPANY, LLC


                      EMERGING MARKETS MANAGEMENT, L.L.C.


                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.


                          IRIDIAN ASSET MANAGEMENT LLC


                          LEE MUNDER INVESTMENTS, LTD.


              LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED

                              LSV ASSET MANAGEMENT

                       MARTINGALE ASSET MANAGEMENT, L.P.

                        MAZAMA CAPITAL MANAGEMENT, INC.

                        MCKINLEY CAPITAL MANAGEMENT INC.

                          MELLON BOND ASSOCIATES, LLP

                     METROPOLITAN WEST ASSET MANAGEMENT LLC


                            MONTAG & CALDWELL, INC.

                   MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
              NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

                         OECHSLE INTERNATIONAL ADVISORS


                       PEREGRINE CAPITAL MANAGEMENT, INC.

                         RS INVESTMENT MANAGEMENT, L.P.

                     SALOMON BROTHERS ASSET MANAGEMENT INC

                        SANFORD C. BERNSTEIN & CO., LLC
                         SAWGRASS ASSET MANAGEMENT, LLC

              SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED


                       SHENKMAN CAPITAL MANAGEMENT, INC.


                        STERLING CAPITAL MANAGEMENT LLC


                    TRANSAMERICA INVESTMENT MANAGEMENT, LLC


                       WELLINGTON MANAGEMENT COMPANY, LLP

                        WESTERN ASSET MANAGEMENT COMPANY

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------

About This Prospectus

SEI Insurance Products Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed exclusively as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class A Shares of the Funds that they should know before investing. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.


THE BOARD OF TRUSTEES HAS VOTED TO CLOSE AND LIQUIDATE EACH FUND. ACCORDINGLY, AS OF AUGUST 29, 2003, EACH FUND WILL CEASE OPERATIONS AND DISTRIBUTE ITS REMAINING ASSETS TO SHAREHOLDERS IN LIQUIDATION OF THEIR INTERESTS IN THE FUNDS.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds please see:


SEI VP Large Cap Value Fund                                  2
--------------------------------------------------------------
SEI VP Large Cap Growth Fund                                 5
--------------------------------------------------------------
SEI VP S&P 500 Index Fund                                    8
--------------------------------------------------------------
SEI VP Small Cap Value Fund                                 10
--------------------------------------------------------------
SEI VP Small Cap Growth Fund                                13
--------------------------------------------------------------
SEI VP International Equity Fund                            16
--------------------------------------------------------------
SEI VP Emerging Markets Equity Fund                         19
--------------------------------------------------------------
SEI VP Core Fixed Income Fund                               22
--------------------------------------------------------------
SEI VP Bond Index Fund                                      25
--------------------------------------------------------------
SEI VP High Yield Bond Fund                                 28
--------------------------------------------------------------
SEI VP Emerging Markets Debt Fund                           31
--------------------------------------------------------------
SEI VP Prime Obligation Fund                                35
--------------------------------------------------------------
More Information About Fund Investments                     38
--------------------------------------------------------------
Investment Adviser and Sub-Advisers                         38
--------------------------------------------------------------
Purchasing and Selling Fund Shares                          46
--------------------------------------------------------------
Dividends, Distributions and Taxes                          47
--------------------------------------------------------------
Financial Highlights                                        48
--------------------------------------------------------------
How To Obtain More Information About SEI Insurance
  Products Trust                                    Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1


Global Asset Allocation


Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the SEI VP High Yield Bond, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a mix of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.


In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.



Risk/Return Information Common to the Funds


Each Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund (other than the SEI VP Prime Obligation
Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS MAY BE SIMILAR TO THOSE OF OTHER RETAIL MUTUAL FUNDS WHICH CAN BE PURCHASED OUTSIDE OF A VARIABLE INSURANCE PRODUCT, AND THAT ARE MANAGED BY THE SAME INVESTMENT ADVISER OR SUB-ADVISERS. THE INVESTMENT RESULTS OF THE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER RETAIL MUTUAL FUNDS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER RETAIL MUTUAL FUND, EVEN IF THE OTHER RETAIL MUTUAL FUND HAS THE SAME INVESTMENT ADVISER OR SUB-ADVISERS.

2                                       SEI INVESTMENTS / PROSPECTUS

SEI VP LARGE CAP VALUE FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Long-term growth of capital and income

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in large cap
                                                    income-producing U.S. common stocks


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       3

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001   -2.91%
2002  -14.30%


BEST QUARTER: 7.49% (12/31/02)



WORST QUARTER: -18.59% (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 1000 Value Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Large Cap Value Fund               -14.30%    -3.45%
-------------------------------------------------------------
Frank Russell 1000 Value Index**          -15.52%    -5.52%
-------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.

4                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.35%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.66%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.01%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Large Cap Value Fund -- Class A Shares       0.85%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Large Cap Value Fund --
  Class A Shares                $  103  $   322  $   558  $  1,236
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

SEI VP LARGE CAP GROWTH FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in large cap U.S.
                                                    common stocks


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

6                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -27.14%
2002  -31.74%

BEST QUARTER: 18.22% (12/31/01)


WORST QUARTER: -25.67% (03/31/01)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 1000 Growth Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Large Cap Growth Fund              -31.74%   -30.33%
-------------------------------------------------------------
Frank Russell 1000 Growth Index**         -27.88%   -26.73%
-------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       7

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.40%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.63%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.03%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Large Cap Growth Fund -- Class A Shares      0.85%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Large Cap Growth
  Fund -- Class A Shares        $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

SEI VP S&P 500 INDEX FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Investment results that correspond to the
                                                    Standard & Poor's 500 Composite Index (S&P 500
                                                    Index)

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing a sub-adviser, the Fund invests in the
                                                    common stocks and other equity securities included
                                                    in the S&P 500 Index


--------------------------------------------------------------------------------

Investment Strategy

The SEI VP S&P 500 Index Fund invests substantially all of its assets in securities included in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses.

The Sub-Adviser selects securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund's portfolio of securities therefore may not match that of the S&P 500 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       9

Performance Information


As of May 1, 2003, the Fund had not commenced operations, and did not have a performance history.


Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------
Investment Advisory Fees                            0.03%
-----------------------------------------------------------
Distribution (12b-1) Fees                            None
-----------------------------------------------------------
Other Expenses                                      0.59%*
-----------------------------------------------------------
  Total Annual Fund Operating Expenses              0.62%**
-----------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser and Administrator will each voluntarily waive a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

SEI VP S&P 500 Index Fund -- Class A Shares         0.40%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 YEAR  3 YEARS
---------------------------------------------------------
SEI VP S&P 500 Index Fund -- Class A
  Shares                                  $   63  $   199
---------------------------------------------------------

10                                       SEI INVESTMENTS / PROSPECTUS

SEI VP SMALL CAP VALUE FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation

SHARE PRICE VOLATILITY:                             High

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in common stocks of
                                                    smaller U.S. companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.


The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

SEI INVESTMENTS / PROSPECTUS                                       11

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  14.89%
2002  -8.56%


BEST QUARTER: 16.64% (12/31/01)



WORST QUARTER: -18.05% (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 2000 Value Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Small Cap Value Fund                -8.56%       9.58%
-------------------------------------------------------------
Frank Russell 2000 Value Index**          -11.43%       6.67%
-------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with lower growth rates and price-to-book ratios.

12                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.65%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.65%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.30%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Small Cap Value Fund -- Class A Shares       1.10%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Small Cap Value Fund --
  Class A Shares                $  132  $   412  $   713  $  1,568
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       13

SEI VP SMALL CAP GROWTH FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Long-term capital appreciation

SHARE PRICE VOLATILITY:                             High

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in common stocks of
                                                    smaller U.S. companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

14                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -21.91%
2002  -27.93%


BEST QUARTER: 17.68% (12/31/01)



WORST QUARTER: -28.92% (09/30/01)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 2000 Growth Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Small Cap Growth Fund              -27.93%   -20.06%
-------------------------------------------------------------
Frank Russell 2000 Growth Index**         -30.26%   -22.90%
-------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       15

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.65%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.68%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.33%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Small Cap Growth Fund -- Class A Shares      1.10%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Small Cap Growth
  Fund -- Class A Shares        $  135  $   421  $   729  $  1,601
------------------------------------------------------------------

16                                       SEI INVESTMENTS / PROSPECTUS

SEI VP INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers, the Fund invests
                                                    in equity securities of foreign companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers located outside the United States. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       17

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -24.05%
2002  -18.15%


BEST QUARTER: 10.18% (12/31/01)



WORST QUARTER: -20.96% (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP International Equity Fund          -18.15%   -22.39%
-------------------------------------------------------------
MSCI EAFE Index**                         -15.94%   -17.49%
-------------------------------------------------------------



* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 900 securities listed on the stock exchanges of developed market countries in Europe, Australia and the Far East.

18                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.51%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      1.57%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              2.08%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived and reimbursed a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers and reimbursements at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP International Equity Fund -- Class A Shares  1.28%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP International Equity
  Fund -- Class A Shares        $  211  $   652  $ 1,119  $  2,410
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       19

SEI VP EMERGING MARKETS EQUITY FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation
SHARE PRICE VOLATILITY:                             Very high
PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers, the Fund invests
                                                    in equity securities of emerging markets companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon one or more Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

20                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -11.08%
2002   -9.03%

BEST QUARTER: 25.62% (12/31/01)

WORST QUARTER: -24.23% (09/30/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Emerging Markets Equity Fund       -9.03%     -22.15%
------------------------------------------------------------
MSCI Emerging Markets Free Index**        -6.17%     -13.20%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Free Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 emerging market countries.

SEI INVESTMENTS / PROSPECTUS                                       21

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            1.05%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      2.44%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              3.49%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived and reimbursed a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers and reimbursements at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Emerging Markets Equity Fund -- Class A
  Shares                                            1.95%
---------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Emerging Markets Equity
  Fund -- Class A Shares        $  352  $1,071   $1,812   $  3,765
------------------------------------------------------------------

22                                       SEI INVESTMENTS / PROSPECTUS

SEI VP CORE FIXED INCOME FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Current income and preservation of capital

SHARE PRICE VOLATILITY:                             Medium

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that have fixed
                                                    income investment expertise, the Fund invests in
                                                    investment grade U.S. fixed income securities


--------------------------------------------------------------------------------

Investment Strategy


Under normal circumstances, the SEI VP Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon one or more Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index (currently 3.85 years).



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

SEI INVESTMENTS / PROSPECTUS                                       23

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001   7.69%
2002  10.21%

BEST QUARTER: 4.33% (09/30/01)

WORST QUARTER: -0.18% (12/31/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers Aggregate Bond Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Core Fixed Income Fund             10.21%       9.61%
------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**    10.27%      10.64%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities are rated investment grade (BBB) or higher, with maturities of at least 1 year.

24                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.28%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.55%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              0.83%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Core Fixed Income Fund -- Class A Shares     0.60%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Core Fixed Income
  Fund -- Class A Shares        $   85  $   265  $   460  $  1,025
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       25

SEI VP BOND INDEX FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Investment results that correspond to
                                                    theperformance of the Lehman Brothers Aggregate
                                                    Bond Index (Lehman Index)

SHARE PRICE VOLATILITY:                             Medium

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing a sub-adviser, the Fund invests in
                                                    investment grade fixed income securities included
                                                    in the Lehman Index.


--------------------------------------------------------------------------------

Investment Strategy


The SEI VP Bond Index Fund invests exclusively in investment grade (I.E., BBB/Baa or better at the time of purchase) corporate and government fixed income securities, including mortgage-backed securities, of U.S. and foreign issuers included in the Lehman Index. The Fund's ability to replicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser will hold a representative sample of the securities in the Lehman Index, selecting a limited number of issues to represent entire "classes" of securities, and dividing those classes into sectors based on issuer, quality and maturity. The Sub-Adviser will purchase various types of securities in an attempt to approximate the class and sector weightings of the Lehman Index. The Fund's Sub-Adviser may sell a security that has been downgraded or whose value has otherwise been impaired. The Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Index (currently 3.85 years).



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower

26                                       SEI INVESTMENTS / PROSPECTUS

interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity which provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Lehman Index. The Sub-Adviser purchases only a relatively small portion of the securities in the Lehman Index, and performance of the Fund's portfolio of securities therefore may not match that of the Lehman Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Lehman Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Lehman Index, may perform differently than other mutual funds which focus on particular fixed income market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       27

Performance Information


As of May 1, 2003, the Fund had not commenced operations, and did not have a performance history.


Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------
Investment Advisory Fees                            0.07%
-----------------------------------------------------------
Distribution (12b-1) Fees                            None
-----------------------------------------------------------
Other Expenses                                      0.89%*
-----------------------------------------------------------
  Total Annual Fund Operating Expenses              0.96%**
-----------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator will each voluntarily waive a portion of its fee in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

SEI VP Bond Index Fund -- Class A Shares            0.38%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 YEAR  3 YEARS
---------------------------------------------------------
SEI VP Bond Index Fund -- Class A Shares  $   98  $   306
---------------------------------------------------------

28                                       SEI INVESTMENTS / PROSPECTUS

SEI VP HIGH YIELD BOND FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Total return

SHARE PRICE VOLATILITY:                             High

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that have high
                                                    yield investment expertise, the Fund invests in
                                                    high yield, high risk securities


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon one or more Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.


What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       29

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  4.00%
2002  5.45%


BEST QUARTER: 4.70% (03/31/01)



WORST QUARTER: -3.27% (09/30/01)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the CS First Boston High Yield Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP High Yield Bond Fund                5.45%       2.90%
------------------------------------------------------------
CS First Boston High Yield Index**         3.10%       1.81%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. Revisions to the Index are effected weekly. The Index reflects the reinvestment of dividends.

30                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.49%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.73%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.22%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP High Yield Bond Fund -- Class A Shares       0.85%
---------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP High Yield Bond Fund --
  Class A Shares                $  124  $   387  $   670  $  1,477
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       31

SEI VP EMERGING MARKETS DEBT FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Total return

SHARE PRICE VOLATILITY:                             High to very high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing a sub-adviser, the Fund invests in U.S.
                                                    dollar denominated debt securities of emerging
                                                    market issuers


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Emerging Markets Debt Fund will invest at least 80% of its net assets in fixed income securities of emerging markets issuers. The Fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers.


The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum credit rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds").



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

"Junk" bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt securities is even greater since the prospects for

32                                       SEI INVESTMENTS / PROSPECTUS

repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The foreign sovereign debt securities and "Brady Bonds" the Fund purchases involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that emerging markets debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       33

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  12.56%
2002   9.98%


BEST QUARTER: 17.37% (12/31/02)



WORST QUARTER: -7.28% (06/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the J.P. Morgan EMBI Plus Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Emerging Markets Debt Fund          9.98%      10.65%
------------------------------------------------------------
J.P. Morgan EMBI Plus Index**             14.24%       8.46%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan EMBI Plus Index is a widely-recognized, market value-weighted (higher market value securities have more influence than lower market value securities) index of bonds issued by emerging markets countries. The index currently includes Eurobonds and Brady Bonds issued by Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland and Venezuela.

34                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.85%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      1.07%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.92%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Emerging Markets Debt Fund -- Class A
  Shares                                            1.35%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Emerging Markets Debt
  Fund -- Class A Shares        $  195  $   603  $ 1,037  $  2,243
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       35

SEI VP PRIME OBLIGATION FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                                    Preserving principal and maintaining liquidity
                                                    while providing current income

SHARE PRICE VOLATILITY:                             Very low

PRINCIPAL INVESTMENT STRATEGY:                      The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

Investment Strategy

The SEI VP Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests in:
(i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements;
(iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with SEC requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than Investment Company Act rules applicable to money market funds.



What are the Risks of Investing in the Fund?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

36                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  3.80%
2002  1.36%


BEST QUARTER: 1.36% (03/31/01)



WORST QUARTER: 0.32% (12/31/02)



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Prime Obligation Fund               1.36%       3.54%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS                                       37

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.08%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.75%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              0.83%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of its waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Prime Obligation Fund -- Class A Shares      0.44%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Prime Obligation
  Fund -- Class A Shares        $   85  $   265  $   460  $  1,025
------------------------------------------------------------------

38                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund (except the SEI VP Prime Obligation and SEI VP S&P 500 Index Funds) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the SEI VP Prime Obligation Fund may invest up to 100% of its assets in cash or cash equivalents that would not be consistent with the Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.


In addition, as shareholders redeem shares of a Fund between the date of this prospectus and the liquidation of the Fund, a Fund may not be able to continue to invest its assets in accordance with its investment policies as a result of the decrease in the Fund's assets. Accordingly, a Fund may not be able to achieve its investment objective and may deviate from its normal investment policies in the period leading up to the liquidation of the Fund.


Investment Adviser and Sub-Advisers

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of December 31, 2002, SIMC had approximately $31.4 billion in assets under management. For the fiscal year ended December 31, 2002, SIMC received investment advisory fees, as a percentage of each Fund's average net assets, at the following annual rates:



SEI VP Large Cap Value Fund                         0.25%*
----------------------------------------------------------
SEI VP Large Cap Growth Fund                        0.36%*
----------------------------------------------------------
SEI VP Small Cap Value Fund                         0.65%
----------------------------------------------------------
SEI VP Small Cap Growth Fund                        0.65%
----------------------------------------------------------
SEI VP International Equity Fund                    0.47%*
----------------------------------------------------------
SEI VP Emerging Markets Equity Fund                 0.63%*
----------------------------------------------------------
SEI VP Core Fixed Income Fund                       0.26%*
----------------------------------------------------------
SEI VP High Yield Bond Fund                         0.47%*
----------------------------------------------------------
SEI VP Emerging Markets Debt Fund                   0.33%*
----------------------------------------------------------
SEI VP Prime Obligation Fund                        0.08%
----------------------------------------------------------



* After fee waivers.

SEI INVESTMENTS / PROSPECTUS                                       39

Each of the following Funds will pay SIMC advisory fees, as a percentage of each Fund's average net assets, at the following annual rates:

SEI VP S&P 500 Index Fund                           0.03%
---------------------------------------------------------
SEI VP Bond Index Fund                              0.07%
---------------------------------------------------------

Sub-Advisers and Portfolio Managers

Each of the Sub-Advisers listed below has been selected by SIMC and approved by the Board of Trustees to serve as a Sub-Adviser for the specified Fund. At any one point in time, however, a particular Sub-Adviser listed below may not have assets allocated to it.


SEI VP LARGE CAP VALUE FUND:



BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the SEI VP Large Cap Value Fund. A team of investment professionals at BGFA manages the portion of the SEI VP Large Cap Value Fund's assets allocated to BGFA.



IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880, has been selected as a Sub-Adviser to the SEI VP Large Cap Value Fund. As of the date of this prospectus, no assets were allocated to Iridian. However, SIMC may allocate assets to Iridian at any time. David L. Cohen, Principal of Iridian, would serve as the portfolio manager of the portion of the SEI VP Large Cap Value Fund's assets allocated to Iridian. Mr. Cohen is one of Iridian's founding partners, and has 21 years of investment experience.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the SEI VP Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as the portfolio managers of the portion of the SEI VP Large Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the SEI VP Large Cap Value Fund managed by LSV.



SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, has been selected as a Sub-Adviser to the SEI VP Large Cap Value Fund. As of the date of this prospectus, no assets were allocated to Bernstein. However, SIMC may allocate assets to Bernstein at any time. Lewis A. Sanders and Marilyn Goldstein Fedak would serve as the portfolio managers of the portion of the SEI VP Large Cap Value Fund's assets allocated to Bernstein. Mr. Sanders is a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak, Executive Vice President and Chief Investment Officer - U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.


SEI VP LARGE CAP GROWTH FUND:


GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P.
(GSAM), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the SEI VP Large Cap Growth Fund. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. A team of investment professionals at GSAM manages the portion of the SEI VP Large Cap Growth Fund's assets allocated to GSAM.

40                                       SEI INVESTMENTS / PROSPECTUS


MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, has been selected as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of the date of this prospectus, no assets were allocated to McKinley Capital. However, SIMC may allocate assets to McKinley Capital at any time. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital would serve as the portfolio managers of the portion of the SEI VP Large Cap Growth Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 30 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, has been selected as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of the date of this prospectus, no assets were allocated to Montag. However, SIMC may allocate assets to Montag at any time. William A. Vogel, Executive Vice President of Montag, would serve as the portfolio manager of the portion of the SEI VP Large Cap Growth Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 26 years of investment experience.



PEREGRINE CAPITAL MANAGEMENT, INC.: Peregrine Capital Management, Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the SEI VP Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, of Peregrine serve as the portfolio managers of the portion of the SEI VP Large Cap Growth Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 34 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 15 years of investment management experience.



TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, has been selected as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of the date of this prospectus, no assets were allocated to TIM. However, SIMC may allocate assets to TIM at any time. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM would serve as the portfolio managers of the portion of the SEI VP Large Cap Growth Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.


SEI VP S&P 500 INDEX FUND:

BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as Sub-Adviser to the SEI VP S&P 500 Index Fund.

SEI VP SMALL CAP VALUE FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 N. Water Street, Suite 1770, Milwaukee, Wisconsin 53202, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Artisan. However, SIMC may allocate assets to Artisan at any time. Scott C. Satterwhite and James
C. Kieffer, both Managing Directors of Artisan, would serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to Artisan.



CHARTWELL INVESTMENT PARTNERS: Chartwell Investment Partners (Chartwell), located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Chartwell. However, SIMC may allocate assets to Chartwell at any time. David

SEI INVESTMENTS / PROSPECTUS                                       41


C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, would serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to Chartwell. Mr. Dalrymple has been with Chartwell since 1997. Prior to joining Chartwell, Mr. Dalrymple was a Portfolio Manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager.
Mr. Dalrymple and Mr. Zenouzi both have 16 years of investment experience.



DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to David J. Greene. However, SIMC may allocate assets to David J. Greene at any time. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and Research Analyst, of David J. Greene would serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past five years.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the SEI VP Small Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the SEI VP Small Cap Value Fund managed by LSV.



MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Martingale. However, SIMC may allocate assets to Martingale at any time. A team of investment professionals at Martingale would manage the portion of the SEI VP Small Cap Value Fund's assets allocated to Martingale.



SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital
Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, Chicago, Illinois 60603, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Security Capital. However, SIMC may allocate assets to Security Capital at any time. Anthony R. Manno Jr., Kenneth D. Statz, and Kevin W. Bedell lead the team of investment professionals at Security Capital that would manage the portion of the SEI VP Small Cap Value Fund's assets allocated to Security Capital. The members of the team have an average of 21 years of investment experience.



STERLING CAPITAL MANAGEMENT LLC: Sterling Capital Management LLC (Sterling), located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211, serves as a Sub-Adviser to the SEI VP Small Cap Value Fund. Eduardo A. Brea, CFA, and Brian R. Walton, CFA, of Sterling serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to Sterling. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Managing Director, Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.


SEI VP SMALL CAP GROWTH FUND:


LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, would serve as the portfolio managers of the portion of the SEI VP Small Cap Growth Fund's assets allocated to LMIL. Mr. Beja and Mr. Stone, formerly of the Standish, Ayer & Wood small cap growth team, have over 17 and 19 years of investment experience, respectively.

42                                       SEI INVESTMENTS / PROSPECTUS


MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. As of the date of this prospectus, no assets were allocated to Mazama. However, SIMC may allocate assets to Mazama at any time. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama would serve as the portfolio managers of the portion of the SEI VP Small Cap Growth Fund's assets allocated to Mazama. Mr. Sauer is a founder, President and Senior Portfolio Manager at Mazama. Prior to founding Mazama in October 1997,
Mr. Sauer was President and Director of Research at Black & Company Asset Management. Mr. Sauer has over 22 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at U.S. Trust's Pacific Northwest Office. Mr. Brink has over 25 years of investment experience.



MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. As of the date of this prospectus, no assets were allocated to McKinley Capital. However, SIMC may allocate assets to McKinley Capital at any time. Robert B. Gillam, Frederic H. Parke and Sheldon Lien would serve as the portfolio managers of the portion of the SEI VP Small Cap Growth Fund's assets allocated to McKinley Capital.
Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 30 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining
McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



RS INVESTMENT MANAGEMENT, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 1700, San Francisco, California 94111, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. As of the date of this prospectus, no assets were allocated to RSIM. However, SIMC may allocate assets to RSIM at any time. Jim Callinan of RSIM would serve as the portfolio manager of the portion of the SEI VP Small Cap Growth Fund's assets allocated to RSIM. Mr. Callinan joined RSIM in 1996 and is a managing director of RSIM.



SAWGRASS ASSET MANAGEMENT, LLC: Sawgrass Asset Management, LLC (Sawgrass), located at 1579 The Greens Way, Jacksonville Beach, Florida 32250, serves as a Sub-Adviser to the SEI VP Small Cap Growth Fund. Dean McQuiddy, CPA, of Sawgrass serves as the portfolio manager of the portion of the SEI VP Small Cap Growth Fund's assets allocated to Sawgrass. Mr. McQuiddy, a founding Principal of Sawgrass, has 19 years of investment experience. Prior to joining Sawgrass, he created the Barnett Small Cap Growth Product.



WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the SEI VP Small Cap Growth Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as the portfolio manager of the portion of the SEI VP Small Cap Growth Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 16 years of investment experience.


SEI VP INTERNATIONAL EQUITY FUND:


BLACKROCK INTERNATIONAL, LTD.: BlackRock International, Ltd. (BlackRock International), located at 40 Torphichen Street, Edinburgh, EH3 8JB, Scotland, has been selected as a Sub-Adviser to the SEI VP International Equity Fund. As of the date of this prospectus, no assets were allocated to BlackRock International. However, SIMC may allocate assets to BlackRock International at any time. Albert B. Morillo, Managing Director and Senior Portfolio Manager, heads an investment team at BlackRock International that would manage the portion of the SEI VP International Equity Fund's assets allocated to BlackRock International. Prior to joining BlackRock International in January 2000,
Mr. Morillo was the head of the European equity team at Scottish Widows Investment Management.

SEI INVESTMENTS / PROSPECTUS                                       43


CAPITAL GUARDIAN TRUST COMPANY: Capital Guardian Trust Company (Capital Guardian), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the SEI VP International Equity Fund. A committee of investment professionals at Capital Guardian manages the portion of the SEI VP International Equity Fund's assets allocated to Capital Guardian.



MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM Inc.), located at 1221 Avenue of the Americas, New York, New York 10020, has been selected as a Sub-Adviser to the SEI VP International Equity Fund. As of the date of this prospectus, no assets were allocated to MSIM Inc. However, SIMC may allocate assets to MSIM Inc. at any time. MSIM Inc.'s International Value Team would manage the portion of the SEI VP International Equity Fund's assets allocated to MSIM Inc. Current members of the team include Dominic Caldecott, Managing Director, Peter Wright, Managing Director, Willam Lock, Managing Director, and Walter Riddell, Executive Director.



OECHSLE INTERNATIONAL ADVISORS: Oechsle International Advisors (Oechsle), located at One International Place, 23rd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the SEI VP International Equity Fund. S. Dewey Keesler, Jr. and Kathleen Harris of Oechsle serve as the portfolio managers of the portion of the SEI VP International Equity Fund's assets allocated to Oechsle. Mr. Keesler is a Managing Principal, Chief Investment Officer and Portfolio Manager/Research Analyst with the responsibility for coordinating the firm's investment activities. He has over 21 years of investment experience. Ms. Harris joined Oechsle in January 1995 and is a Principal and Portfolio Manager/Research Analyst.


SEI VP EMERGING MARKETS EQUITY FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. A committee of investment professionals at Alliance manages the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to Alliance.



THE BOSTON COMPANY ASSET MANAGEMENT, LLC: The Boston Company Asset Management, LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this prospectus, no assets were allocated to The Boston Company. However, SIMC may allocate assets to The Boston Company at any time. D. Kirk Henry, CFA and Senior Vice President, of The Boston Company would serve as the portfolio manager of the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to The Boston Company. Since joining The Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and since January 1, 2003 responsibility for the International Equity product.



EMERGING MARKETS MANAGEMENT, L.L.C.: Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this prospectus, no assets were allocated to EMM. However, SIMC may allocate assets to EMM at any time. A team of investment professionals at EMM would manage the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to EMM.



LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED: Lloyd George Investment Management (Bermuda) Limited (LGIM), located at 3808 One Exchange Square, Central, Hong Kong, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this prospectus, no assets were allocated to LGIM. However, SIMC may allocate assets to LGIM at any time. Pamela Chan, Director of LGIM, and Samir Mehta, CFA, and Director of LGIM, would serve as co-portfolio managers of the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to LGIM. Ms. Chan joined LGIM in April 1994 and manages Asian regional accounts for institutional clients. Prior to joining LGIM in 1998, Mr. Mehta was an analyst at Peregrine Securities in India for over four years. Ms. Chan and Mr. Mehta each has over 20 and 10 years of investment experience, respectively.

44                                       SEI INVESTMENTS / PROSPECTUS

SEI VP CORE FIXED INCOME FUND:


BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, has been selected as a Sub-Adviser to the SEI VP Core Fixed Income Fund. As of the date of this prospectus, no assets were allocated to BlackRock. However, SIMC may allocate assets to BlackRock at any time. A team of investment professionals at BlackRock, led by Chief Investment Officer Keith Anderson, would manage the portion of the SEI VP Core Fixed Income Fund's assets allocated to BlackRock.



METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles,
California 90025, has been selected as a Sub-Adviser to the SEI VP Core Fixed Income Fund. As of the date of this prospectus, no assets were allocated to MWAM. However, SIMC may allocate assets to MWAM at any time. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman would manage the portion of the SEI VP Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief
Investment Officer at MWAM. Mssrs. Landmann, Kane, and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.



WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (WAMC), located at 117 East Colorado Blvd., 6th Floor, Pasadena, California 91105, serves as a Sub-Adviser to the SEI VP Core Fixed Income Fund. A committee of investment professionals at WAMC manages a portion of the assets of the SEI VP Core Fixed Income Fund.


SEI VP BOND INDEX FUND:


MELLON BOND ASSOCIATES, LLP: Mellon Bond Associates, LLP (MBA), located at One Mellon Center, Suite 5400, Pittsburgh, Pennsylvania 15258, serves as the Sub-Adviser to the SEI VP Bond Index Fund. A committee of investment professionals at MBA selects securities for the SEI VP Bond Index Fund based upon a computer model.



SEI VP HIGH YIELD BOND FUND:



NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, has been selected as a Sub-Adviser to the SEI VP High Yield Bond Fund. As of the date of this prospectus, no assets were allocated to Nicholas-Applegate. However, SIMC may allocate assets to Nicholas-Applegate at any time. A team of investment professionals, led by Doug G. Forsyth, CFA, would manage the portion of the SEI VP High Yield Bond Fund's assets allocated to Nicholas-Applegate. Mr. Forsyth, Lead Portfolio Manager of High Yield & Convertibles at Nicholas-Applegate, joined Nicholas-Applegate in 1994, and has 11 years of investment experience.



NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, New York, New York 10281-1198, has been selected as a Sub-Adviser to the SEI VP High Yield Bond Fund. As of the date of this prospectus, no assets were allocated to Nomura. However, SIMC may allocate assets to Nomura at any time. Robert Levine, CFA, President and Chief Executive Officer of Nomura, applies a team approach to portfolio management by working alongside his team of portfolio managers, Stephen Kotsen, CFA, Vice President and David Crall, CFA, Director, to manage Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura in 1999, Steven Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group. Robert Levine has been with Nomura for over 13 years and David Crall has been with Nomura for over 10 years.



SHENKMAN CAPITAL MANAGEMENT, INC.: Shenkman Capital Management, Inc. (Shenkman), located at 461 Fifth Avenue, New York, New York 10017, serves as a Sub-Adviser to the SEI VP High Yield Bond Fund. Mark Shenkman, President and Chief

SEI INVESTMENTS / PROSPECTUS                                       45


Investment Officer, Frank Whitley, Executive Vice President, and Mark Flanagan, Senior Vice President, of Shenkman serve as co-portfolio managers of the portion of the SEI VP High Yield Bond Fund's assets allocated to Shenkman. Mr. Shenkman has served in these roles since he founded the firm in 1985. Mr. Whitley joined Shenkman in 1988, and has co-managed the investment process since 1994.
Mr. Flanagan joined Shenkman in 1992, and after serving as Director of Credit Research, was promoted to a portfolio manager in 2002. Mr. Shenkman, Mr. Whitley and Mr. Flanagan have a combined 60 years of investment experience.


SEI VP EMERGING MARKETS DEBT FUND:


SALOMON BROTHERS ASSET MANAGEMENT INC: Salomon Brothers Asset Management Inc
(SBAM), located at 399 Park Avenue, New York, New York 10022, serves as the Sub-Adviser to the SEI VP Emerging Markets Debt Fund. Peter J. Wilby leads a team of professionals from SBAM that manages the assets of the SEI VP Emerging Markets Debt Fund. Mr. Wilby, a Managing Director of SBAM, joined SBAM in 1989.


SEI VP PRIME OBLIGATION FUND:


BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital
Management, LLC (BACAP), located at 101 S. Tryon Street, Charlotte, North Carolina 28255, serves as the Sub-Adviser to the SEI VP Prime Obligation Fund. BACAP's Cash Investment Team manages the assets of the SEI VP Prime Obligation Fund.

46                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

How to Purchase Fund Shares

Shares of each Fund, except the SEI VP Prime Obligation Fund, are offered on each day that the New York Stock Exchange (NYSE) is open for business and shares of the SEI VP Prime Obligation Fund are offered on any day that the NYSE and the Federal Reserve System are open for business (a Business Day). However, the SEI VP Prime Obligation Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

The Funds offer their Class A Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.


The price per share will be the net asset value per share (NAV) next determined after the Funds receive the insurance companies' purchase orders. Each Fund calculates NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). To receive the current Business Day's NAV, generally the Funds must receive an order in proper form before 4:00 p.m. Eastern time (or the earlier of 4:00 p.m. or the close of the Business Day for the SEI VP Prime Obligation Fund). The Funds will not accept purchase orders that request a particular day or price for the transaction or any other special condition.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


In calculating NAV, the Funds (except the SEI VP Prime Obligation Fund) generally value their investment portfolio securities at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.


In calculating NAV for the SEI VP Prime Obligation Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

SEI INVESTMENTS / PROSPECTUS                                       47

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions


The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the SEI VP Prime Obligation, SEI VP Core Fixed Income and SEI VP High Yield Bond Funds to pay dividends monthly, the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP S&P 500 Index, SEI VP Small Cap Value, SEI VP Small Cap Growth and SEI VP Bond Index Funds to pay dividends quarterly and SEI VP International Equity, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Funds to pay dividends annually. The Funds make distributions of capital gains, if any, at least annually.



Taxes


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


The Funds expect that they will not have to pay income taxes if they distribute all of their net investment income and net realized capital gains at least annually. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to investors when left to accumulate within a variable annuity or variable life insurance contract. The Funds do not expect to be subject to federal excise taxes with respect to undistributed income.


Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

48                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP Small Cap Value, SEI VP Small Cap Growth, SEI VP International Equity, SEI VP Emerging Markets Equity, SEI VP Core Fixed Income, SEI VP High Yield Bond, SEI VP Emerging Markets Debt and SEI VP Prime Obligation Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI INSURANCE PRODUCTS TRUST -- FOR THE PERIOD ENDED DECEMBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                Net
                                                              Realized
                                                                and
                                                             Unrealized                 Distributions   Net
                                      Net Asset     Net        Gains     Distributions      from       Asset
                                       Value,    Investment   (Losses)     from Net       Realized     Value,
                                      Beginning    Income        on       Investment       Capital     End of   Total
                                      of Period    (Loss)    Securities     Income          Gains      Period  Return+
----------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $10.21      $ 0.14      $(1.59)      $(0.14)        $   --      $ 8.62  (14.30)%
----------------------------------------------------------------------------------------------------------------------
 2001                                   10.82        0.12       (0.44)       (0.12)         (0.17)      10.21   (2.91)
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                10.00        0.09        0.82        (0.09)            --       10.82    9.17
----------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $ 5.45      $(0.01)     $(1.72)      $   --         $   --      $ 3.72  (31.74)%
----------------------------------------------------------------------------------------------------------------------
 2001                                    7.48          --       (2.03)          --             --        5.45  (27.14)
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                10.00       (0.01)      (2.51)          --             --        7.48  (25.20)
----------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $12.57      $ 0.04      $(1.11)      $(0.04)        $(0.48)     $10.98   (8.56)%
----------------------------------------------------------------------------------------------------------------------
 2001                                   11.83        0.06        1.64        (0.06)         (0.90)      12.57   14.89
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                10.00        0.07        2.13        (0.07)         (0.30)      11.83   22.25
----------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $ 7.52      $(0.04)     $(2.06)      $   --         $   --      $ 5.42  (27.93)%
----------------------------------------------------------------------------------------------------------------------
 2001                                    9.63       (0.04)      (2.07)          --             --        7.52  (21.91)
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                10.00       (0.04)      (0.33)          --             --        9.63   (3.70)
----------------------------------------------------------------------------------------------------------------------

                                                                                             Ratio of Net
                                                               Ratio of      Ratio of         Investment
                                                    Ratio of     Net        Expenses to    Income (Loss) to
                                                    Expenses  Investment    Average Net      Average Net
                                       Net Assets      to       Income        Assets            Assets
                                         End of     Average   (Loss) to     (Excluding        (Excluding     Portfolio
                                         Period       Net      Average      Waivers and      Waivers and     Turnover
                                      ($Thousands)   Assets   Net Assets  Reimbursements)  Reimbursements)     Rate
------------------------------------
SEI VP LARGE CAP VALUE FUND
------------------------------------
 2002                                    $43,389      0.85%       1.53%         1.01%             1.37%          21%
------------------------------------
 2001                                     38,888      0.85        1.25          1.14              0.96           42
------------------------------------
 2000(1)                                  22,170      0.85        1.25          1.35              0.75           49
------------------------------------
SEI VP LARGE CAP GROWTH FUND
------------------------------------
 2002                                    $33,600      0.85%      (0.19)%        1.03%            (0.37)%         32%
------------------------------------
 2001                                     28,868      0.85       (0.25)         1.19             (0.59)          84
------------------------------------
 2000(1)                                  17,236      0.85       (0.26)         1.39             (0.80)          57
------------------------------------
SEI VP SMALL CAP VALUE FUND
------------------------------------
 2002                                    $15,909      1.10%       0.32%         1.30%             0.12%          30%
------------------------------------
 2001                                     15,719      1.10        0.48          1.45              0.13           39
------------------------------------
 2000(1)                                  10,498      1.10        0.90          1.66              0.34           98
------------------------------------
SEI VP SMALL CAP GROWTH FUND
------------------------------------
 2002                                    $ 8,325      1.10%      (0.76)%        1.33%            (0.99)%        187%
------------------------------------
 2001                                      9,625      1.10       (0.82)         1.46             (1.18)         151
------------------------------------
 2000(1)                                   8,699      1.10       (0.59)         1.65             (1.14)         116
------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       49

                                                                Net
                                                              Realized
                                                                and
                                                             Unrealized                 Distributions   Net
                                      Net Asset     Net        Gains     Distributions      from       Asset
                                       Value,    Investment   (Losses)     from Net       Realized     Value,
                                      Beginning    Income        on       Investment       Capital     End of   Total
                                      of Period    (Loss)    Securities     Income          Gains      Period  Return+
----------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $ 6.03      $ 0.03      $(1.12)      $(0.03)        $   --      $ 4.91  (18.15)%
----------------------------------------------------------------------------------------------------------------------
 2001                                    7.95        0.01       (1.92)       (0.01)            --        6.03  (24.05)
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                10.00        0.09       (2.05)       (0.09)            --        7.95  (19.60)
----------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $ 5.54      $(0.02)     $(0.48)      $   --         $   --      $ 5.04   (9.03)%
----------------------------------------------------------------------------------------------------------------------
 2001                                    6.23        0.03       (0.72)          --             --        5.54  (11.08)
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                10.00       (0.05)      (3.72)          --             --        6.23  (37.70)
----------------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $10.37      $ 0.42      $ 0.61       $(0.42)        $(0.19)     $10.79   10.21%
----------------------------------------------------------------------------------------------------------------------
 2001                                   10.36        0.55        0.23        (0.55)         (0.22)      10.37    7.69
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                10.00        0.45        0.36        (0.45)            --       10.36    8.31
----------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $ 8.66      $ 0.66      $(0.20)      $(0.66)        $   --      $ 8.46    5.45%
----------------------------------------------------------------------------------------------------------------------
 2001                                    9.16        0.87       (0.50)       (0.87)            --        8.66    4.00
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                10.00        0.70       (0.84)       (0.70)            --        9.16   (1.51)
----------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS DEBT FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $10.01      $ 0.87      $ 0.12       $(0.89)        $(0.06)     $10.05    9.98%
----------------------------------------------------------------------------------------------------------------------
 2001                                    9.75        0.96        0.26        (0.96)            --       10.01   12.56
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                10.00        0.76       (0.11)       (0.76)         (0.14)       9.75    6.56
----------------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION FUND
----------------------------------------------------------------------------------------------------------------------
 2002                                  $ 1.00      $ 0.01      $   --       $(0.01)        $   --      $ 1.00    1.36%
----------------------------------------------------------------------------------------------------------------------
 2001                                   1.00        0.04           --        (0.04)            --       1.00     3.80
----------------------------------------------------------------------------------------------------------------------
 2000(1)                                 1.00        0.04          --        (0.04)            --        1.00    4.56
----------------------------------------------------------------------------------------------------------------------

                                                                                             Ratio of Net
                                                               Ratio of      Ratio of         Investment
                                                    Ratio of     Net        Expenses to    Income (Loss) to
                                                    Expenses  Investment    Average Net      Average Net
                                       Net Assets      to       Income        Assets            Assets
                                         End of     Average   (Loss) to     (Excluding        (Excluding     Portfolio
                                         Period       Net      Average      Waivers and      Waivers and     Turnover
                                      ($Thousands)   Assets   Net Assets  Reimbursements)  Reimbursements)     Rate
------------------------------------
SEI VP INTERNATIONAL EQUITY FUND
------------------------------------
 2002                                    $18,467      1.28%       0.54%         2.08%            (0.26)%         43%
------------------------------------
 2001                                     17,047      1.28        0.19          2.04             (0.57)          41
------------------------------------
 2000(1)                                  12,949      1.28        1.61          2.13              0.76           31
------------------------------------
SEI VP EMERGING MARKETS EQUITY FUND
------------------------------------
 2002                                    $ 8,084      1.95%      (0.45)%        3.49%            (1.99)%        183%
------------------------------------
 2001                                      8,824      1.95        0.06          3.70             (1.69)         149
------------------------------------
 2000(1)                                   7,286      1.95       (0.62)         3.52             (2.19)         117
------------------------------------
SEI VP CORE FIXED INCOME FUND
------------------------------------
 2002                                    $61,435      0.60%       3.92%         0.83%             3.69%         485%
------------------------------------
 2001                                     45,394      0.60        5.15          1.00              4.75          423
------------------------------------
 2000(1)                                  19,215      0.60        6.10          1.19              5.51          342
------------------------------------
SEI VP HIGH YIELD BOND FUND
------------------------------------
 2002                                    $14,705      0.85%       7.65%         1.22%             7.28%          49%
------------------------------------
 2001                                     12,595      0.85        9.54          1.31              9.08           72
------------------------------------
 2000(1)                                  10,427      0.85        9.75          1.51              9.09            5
------------------------------------
SEI VP EMERGING MARKETS DEBT FUND
------------------------------------
 2002                                    $ 9,274      1.35%       8.77%         1.92%             8.20%         116%
------------------------------------
 2001                                      8,239      1.35        9.61          2.07              8.89          201
------------------------------------
 2000(1)                                   6,563      1.35       10.55          2.26              9.64          140
------------------------------------
SEI VP PRIME OBLIGATION FUND
------------------------------------
 2002                                    $11,324      0.44%       1.38%         0.83%             0.99%         N/A
------------------------------------
 2001                                    16,203       0.44        3.35          0.93              2.86          N/A
------------------------------------
 2000(1)                                   5,685      0.44        6.04          1.14              5.34          N/A
------------------------------------


+ Returns are for the period indicated and have not been annualized.

(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

50                                       SEI INVESTMENTS / PROSPECTUS

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated May 1, 2003, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports will typically list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:

One Freedom Valley Drive
Oaks, PA 19456

By Internet: HTTP://WWW.SEIC.COM

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-9183.

                          SEI INSURANCE PRODUCTS TRUST

                                   PROSPECTUS

                                 CLASS A SHARES


                                  MAY 1, 2003


                                 EQUITY FUNDS:
                          SEI VP LARGE CAP VALUE FUND
                          SEI VP LARGE CAP GROWTH FUND
                          SEI VP SMALL CAP VALUE FUND
                          SEI VP SMALL CAP GROWTH FUND
                        SEI VP INTERNATIONAL EQUITY FUND
                      SEI VP EMERGING MARKETS EQUITY FUND

                              FIXED INCOME FUNDS:
                         SEI VP CORE FIXED INCOME FUND

                          SEI VP HIGH YIELD BOND FUND

                       SEI VP EMERGING MARKETS DEBT FUND

                               MONEY MARKET FUND:
                          SEI VP PRIME OBLIGATION FUND

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS:

                        ALLIANCE CAPITAL MANAGEMENT L.P.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP

                    BANC OF AMERICA CAPITAL MANAGEMENT, LLC


                         BARCLAYS GLOBAL FUND ADVISORS


                            BLACKROCK ADVISORS, INC.

                         BLACKROCK INTERNATIONAL, LTD.
                    THE BOSTON COMPANY ASSET MANAGEMENT, LLC
                         CAPITAL GUARDIAN TRUST COMPANY

                         CHARTWELL INVESTMENT PARTNERS


                        DAVID J. GREENE AND COMPANY, LLC


                      EMERGING MARKETS MANAGEMENT, L.L.C.


                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.

                          IRIDIAN ASSET MANAGEMENT LLC

                          LEE MUNDER INVESTMENTS, LTD.


              LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED

                              LSV ASSET MANAGEMENT

                       MARTINGALE ASSET MANAGEMENT, L.P.

                        MAZAMA CAPITAL MANAGEMENT, INC.

                        MCKINLEY CAPITAL MANAGEMENT INC.


                     METROPOLITAN WEST ASSET MANAGEMENT LLC


                            MONTAG & CALDWELL, INC.

                   MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                      NOMURA CORPORATE RESEARCH AND ASSET
                                MANAGEMENT INC.

                         OECHSLE INTERNATIONAL ADVISORS


                       PEREGRINE CAPITAL MANAGEMENT, INC.


                         RS INVESTMENT MANAGEMENT, L.P.

                     SALOMON BROTHERS ASSET MANAGEMENT INC
                        SANFORD C. BERNSTEIN & CO., LLC

                         SAWGRASS ASSET MANAGEMENT, LLC


              SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

                       SHENKMAN CAPITAL MANAGEMENT, INC.

                        STERLING CAPITAL MANAGEMENT LLC


                    TRANSAMERICA INVESTMENT MANAGEMENT, LLC

                       WELLINGTON MANAGEMENT COMPANY, LLP
                        WESTERN ASSET MANAGEMENT COMPANY

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------


About This Prospectus


SEI Insurance Products Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed exclusively as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class A Shares of the Funds that they should know before investing. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.


THE BOARD OF TRUSTEES HAS VOTED TO CLOSE AND LIQUIDATE EACH FUND. ACCORDINGLY, AS OF AUGUST 29, 2003, EACH FUND WILL CEASE OPERATIONS AND DISTRIBUTE ITS REMAINING ASSETS TO SHAREHOLDERS IN LIQUIDATION OF THEIR INTERESTS IN THE FUNDS.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds please see:


SEI VP Large Cap Value Fund                                  2
--------------------------------------------------------------
SEI VP Large Cap Growth Fund                                 5
--------------------------------------------------------------
SEI VP Small Cap Value Fund                                  8
--------------------------------------------------------------
SEI VP Small Cap Growth Fund                                11
--------------------------------------------------------------
SEI VP International Equity Fund                            14
--------------------------------------------------------------
SEI VP Emerging Markets Equity Fund                         17
--------------------------------------------------------------
SEI VP Core Fixed Income Fund                               20
--------------------------------------------------------------
SEI VP High Yield Bond Fund                                 23
--------------------------------------------------------------
SEI VP Emerging Markets Debt Fund                           26
--------------------------------------------------------------
SEI VP Prime Obligation Fund                                30
--------------------------------------------------------------
More Information About Fund Investments                     33
--------------------------------------------------------------
Investment Adviser and Sub-Advisers                         33
--------------------------------------------------------------
Purchasing and Selling Fund Shares                          40
--------------------------------------------------------------
Dividends, Distributions and Taxes                          41
--------------------------------------------------------------
Financial Highlights                                        42
--------------------------------------------------------------
How To Obtain More Information About SEI Insurance
  Products Trust                                    Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the SEI VP High Yield Bond, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a mix of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.


In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.


Risk/Return Information Common to the Funds


Each Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in a Fund (other than the SEI VP Prime Obligation
Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS MAY BE SIMILAR TO THOSE OF OTHER RETAIL MUTUAL FUNDS WHICH CAN BE PURCHASED OUTSIDE OF A VARIABLE INSURANCE PRODUCT, AND THAT ARE MANAGED BY THE SAME INVESTMENT ADVISER OR SUB-ADVISERS. THE INVESTMENT RESULTS OF THE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER RETAIL MUTUAL FUNDS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER RETAIL MUTUAL FUND, EVEN IF THE OTHER RETAIL MUTUAL FUND HAS THE SAME INVESTMENT ADVISER OR SUB-ADVISERS.

2                                       SEI INVESTMENTS / PROSPECTUS

SEI VP LARGE CAP VALUE FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Long-term growth of capital and income

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in large cap
                                                    income-producing U.S. common stocks


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       3

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001   -2.91%
2002  -14.30%


BEST QUARTER: 7.49% (12/31/02)



WORST QUARTER: -18.59% (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 1000 Value Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Large Cap Value Fund               -14.30%    -3.45%
-------------------------------------------------------------
Frank Russell 1000 Value Index**          -15.52%    -5.52%
-------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.

4                                       SEI INVESTMENTS / PROSPECTUS


Fund Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.35%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.66%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.01%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Large Cap Value Fund -- Class A Shares       0.85%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Large Cap Value Fund --
  Class A Shares                $  103  $   322  $   558  $  1,236
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

SEI VP LARGE CAP GROWTH FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in large cap U.S.
                                                    common stocks


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

6                                       SEI INVESTMENTS / PROSPECTUS


Performance Information


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -27.14%
2002  -31.74%

BEST QUARTER: 18.22% (12/31/01)


WORST QUARTER: -25.67% (03/31/01)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 1000 Growth Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Large Cap Growth Fund              -31.74%     -30.33%
-------------------------------------------------------------
Frank Russell 1000 Growth Index**         -27.88%     -26.73%
-------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       7


Fund Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.40%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.63%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.03%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Large Cap Growth Fund -- Class A Shares      0.85%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Large Cap Growth
  Fund -- Class A Shares        $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

SEI VP SMALL CAP VALUE FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation

SHARE PRICE VOLATILITY:                             High

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in common stocks of
                                                    smaller U.S. companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

SEI INVESTMENTS / PROSPECTUS                                       9

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  14.89%
2002  -8.56%

BEST QUARTER: 16.64% (12/31/01)


WORST QUARTER: -18.05% (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 2000 Value Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Small Cap Value Fund                -8.56%    9.58%
-------------------------------------------------------------
Frank Russell 2000 Value Index**          -11.43%    6.67%
-------------------------------------------------------------



* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with lower growth rates and price-to-book ratios.

10                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.65%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.65%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.30%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Small Cap Value Fund -- Class A Shares       1.10%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Small Cap Value Fund --
  Class A Shares                $  132  $   412  $   713  $  1,568
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

SEI VP SMALL CAP GROWTH FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Long-term capital appreciation

SHARE PRICE VOLATILITY:                             High

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in common stocks of
                                                    smaller U.S. companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.


The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

12                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -21.91%
2002  -27.93%

BEST QUARTER: 17.68% (12/31/01)


WORST QUARTER: -28.92% (09/30/01)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 2000 Growth Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Small Cap Growth Fund              -27.93%   -20.06%
-------------------------------------------------------------
Frank Russell 2000 Growth Index**         -30.26%   -22.90%
-------------------------------------------------------------



* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       13

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.65%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.68%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.33%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Small Cap Growth Fund -- Class A Shares      1.10%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Small Cap Growth
  Fund -- Class A Shares        $  135  $   421  $   729  $  1,601
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

SEI VP INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers, the Fund invests
                                                    in equity securities of foreign companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers located outside the United States. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       15

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -24.05%
2002  -18.15%

BEST QUARTER: 10.18% (12/31/01)


WORST QUARTER: -20.96% (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP International Equity Fund          -18.15%     -22.39%
-------------------------------------------------------------
MSCI EAFE Index**                         -15.94%     -17.49%
-------------------------------------------------------------



* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 900 securities listed on the stock exchanges of developed market countries in Europe, Australia and the Far East.

16                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.51%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      1.57%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              2.08%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived and reimbursed a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers and reimbursements at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP International Equity Fund -- Class A Shares  1.28%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP International Equity
  Fund -- Class A Shares        $  211  $   652  $ 1,119  $  2,410
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       17

SEI VP EMERGING MARKETS EQUITY FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation
SHARE PRICE VOLATILITY:                             Very high
PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers, the Fund invests
                                                    in equity securities of emerging markets companies


--------------------------------------------------------------------------------

Investment Strategy


Under normal circumstances, the SEI VP Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon one or more Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country.



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

18                                       SEI INVESTMENTS / PROSPECTUS


Performance Information


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -11.08%
2002   -9.03%

BEST QUARTER: 25.62% (12/31/01)

WORST QUARTER: -24.23% (09/30/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Emerging Markets Equity Fund       -9.03%     -22.15%
------------------------------------------------------------
MSCI Emerging Markets Free Index**        -6.17%     -13.20%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Free Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 emerging market countries.

SEI INVESTMENTS / PROSPECTUS                                       19

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            1.05%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      2.44%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              3.49%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived and reimbursed a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers and reimbursements at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Emerging Markets Equity Fund -- Class A
  Shares                                            1.95%
---------------------------------------------------------



For more information about these fees, see Investment Adviser and Sub-Advisers and Distribution of Fund Shares.


The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Emerging Markets Equity
  Fund -- Class A Shares        $  352  $1,071   $1,812   $  3,765
------------------------------------------------------------------

20                                       SEI INVESTMENTS / PROSPECTUS

SEI VP CORE FIXED INCOME FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Current income and preservation of capital

SHARE PRICE VOLATILITY:                             Medium

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that have fixed
                                                    income investment expertise, the Fund invests in
                                                    investment grade U.S. fixed income securities


--------------------------------------------------------------------------------

Investment Strategy


Under normal circumstances, the SEI VP Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon one or more Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index (currently 3.85 years).



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

SEI INVESTMENTS / PROSPECTUS                                       21

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.


Performance Information


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001   7.69%
2002  10.21%

BEST QUARTER: 4.33% (09/30/01)

WORST QUARTER: -0.18% (12/31/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers Aggregate Bond Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Core Fixed Income Fund             10.21%       9.61%
------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**    10.27%      10.64%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities are rated investment grade (BBB) or higher, with maturities of at least 1 year.

22                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.28%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.55%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              0.83%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Core Fixed Income Fund -- Class A Shares     0.60%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Core Fixed Income
  Fund -- Class A Shares        $   85  $   265  $   460  $  1,025
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       23

SEI VP HIGH YIELD BOND FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Total return

SHARE PRICE VOLATILITY:                             High

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that have high
                                                    yield investment expertise, the Fund invests in
                                                    high yield, high risk securities


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon one or more Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.


What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

24                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  4.00%
2002  5.45%

BEST QUARTER: 4.70% (03/31/01)


WORST QUARTER: -3.27% (09/30/01)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the CS First Boston High Yield Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP High Yield Bond Fund               5.45%        2.90%
------------------------------------------------------------
CS First Boston High Yield Index**        3.10%        1.81%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. Revisions to the Index are effected weekly. The Index reflects the reinvestment of dividends.

SEI INVESTMENTS / PROSPECTUS                                       25

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.49%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.73%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.22%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP High Yield Bond Fund -- Class A Shares       0.85%
---------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP High Yield Bond Fund --
  Class A Shares                $  124  $   387  $   670  $  1,477
------------------------------------------------------------------

26                                       SEI INVESTMENTS / PROSPECTUS

SEI VP EMERGING MARKETS DEBT FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Total return

SHARE PRICE VOLATILITY:                             High to very high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing a sub-adviser, the Fund invests in U.S.
                                                    dollar denominated debt securities of emerging
                                                    market issuers


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Emerging Markets Debt Fund will invest at least 80% of its net assets in fixed income securities of emerging markets issuers. The Fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers.

The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum credit rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds").


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

"Junk" bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt securities is even greater since the prospects for

SEI INVESTMENTS / PROSPECTUS                                       27

repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The foreign sovereign debt securities and "Brady Bonds" the Fund purchases involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


The Fund is also subject to the risk that emerging markets debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

28                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  12.56%
2002   9.98%


BEST QUARTER: 17.37% (12/31/02)



WORST QUARTER: -7.28% (06/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the J.P. Morgan EMBI Plus Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Emerging Markets Debt Fund          9.98%      10.65%
------------------------------------------------------------
J.P. Morgan EMBI Plus Index**             14.24%       8.46%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan EMBI Plus Index is a widely-recognized, market value-weighted (higher market value securities have more influence than lower market value securities) index of bonds issued by emerging markets countries. The index currently includes Eurobonds and Brady Bonds issued by Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland and Venezuela.

SEI INVESTMENTS / PROSPECTUS                                       29

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.85%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      1.07%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.92%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Emerging Markets Debt Fund -- Class A
  Shares                                            1.35%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Emerging Markets Debt
  Fund -- Class A Shares        $  195  $   603  $ 1,037  $  2,243
------------------------------------------------------------------

30                                       SEI INVESTMENTS / PROSPECTUS

SEI VP PRIME OBLIGATION FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                                    Preserving principal and maintaining liquidity
                                                    while providing current income

SHARE PRICE VOLATILITY:                             Very low

PRINCIPAL INVESTMENT STRATEGY:                      The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

Investment Strategy

The SEI VP Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests in:
(i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements;
(iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with SEC requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than Investment Company Act rules applicable to money market funds.


What are the Risks of Investing in the Fund?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

SEI INVESTMENTS / PROSPECTUS                                       31

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  3.80%
2002  1.36%

BEST QUARTER: 1.36% (03/31/01)


WORST QUARTER: 0.32% (12/31/02)



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Prime Obligation Fund              1.36%        3.54%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

32                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.08%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.75%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              0.83%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of its waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Prime Obligation Fund -- Class A Shares      0.44%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Prime Obligation
  Fund -- Class A Shares        $   85  $   265  $   460  $  1,025
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       33

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund (except the SEI VP Prime Obligation Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the SEI VP Prime Obligation Fund may invest up to 100% of its assets in cash or cash equivalents that would not be consistent with the Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.


In addition, as shareholders redeem shares of a Fund between the date of this prospectus and the liquidation of the Fund, a Fund may not be able to continue to invest its assets in accordance with its investment policies as a result of the decrease in the Fund's assets. Accordingly, a Fund may not be able to achieve its investment objective and may deviate from its normal investment policies in the period leading up to the liquidation of the Fund.


Investment Adviser and Sub-Advisers

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of December 31, 2002, SIMC had approximately $31.4 billion in assets under management. For the fiscal year ended December 31, 2002, SIMC received investment advisory fees, as a percentage of each Fund's average net assets, at the following annual rates:



SEI VP Large Cap Value Fund                         0.25%*
----------------------------------------------------------
SEI VP Large Cap Growth Fund                        0.36%*
----------------------------------------------------------
SEI VP Small Cap Value Fund                         0.65%
----------------------------------------------------------
SEI VP Small Cap Growth Fund                        0.65%
----------------------------------------------------------
SEI VP International Equity Fund                    0.47%*
----------------------------------------------------------
SEI VP Emerging Markets Equity Fund                 0.63%*
----------------------------------------------------------
SEI VP Core Fixed Income Fund                       0.26%*
----------------------------------------------------------
SEI VP High Yield Bond Fund                         0.47%*
----------------------------------------------------------
SEI VP Emerging Markets Debt Fund                   0.33%*
----------------------------------------------------------
SEI VP Prime Obligation Fund                        0.08%
----------------------------------------------------------



* After fee waivers.

34                                       SEI INVESTMENTS / PROSPECTUS

Sub-Advisers and Portfolio Managers

Each of the Sub-Advisers listed below has been selected by SIMC and approved by the Board of Trustees to serve as a Sub-Adviser for the specified Fund. At any one point in time, however, a particular Sub-Adviser listed below may not have assets allocated to it.

SEI VP LARGE CAP VALUE FUND:


BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the SEI VP Large Cap Value Fund. A team of investment professionals at BGFA manages the portion of the SEI VP Large Cap Value Fund's assets allocated to BGFA.



IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880, has been selected as a Sub-Adviser to the SEI VP Large Cap Value Fund. As of the date of this prospectus, no assets were allocated to Iridian. However, SIMC may allocate assets to Iridian at any time. David Cohen, Principal of Iridian, would serve as the portfolio manager of the portion of the SEI VP Large Cap Value Fund's assets allocated to Iridian. Mr. Cohen is one of Iridian's founding partners, and has 21 years of investment experience.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the SEI VP Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as the portfolio managers of the portion of the SEI VP Large Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the SEI VP Large Cap Value Fund managed by LSV.



SANFORD C. BERNSTEIN & CO., LLC.: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, has been selected as a Sub-Adviser to the SEI VP Large Cap Value Fund. As of the date of this prospectus, no assets were allocated to Bernstein. However, SIMC may allocate assets to Bernstein at any time. Lewis A. Sanders and Marilyn Goldstein Fedak would serve as the portfolio managers of the portion of the SEI VP Large Cap Value Fund's assets allocated to Bernstein. Mr. Sanders is a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak, Executive Vice President and Chief Investment Officer-U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.


SEI VP LARGE CAP GROWTH FUND:


GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P.
(GSAM), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the SEI VP Large Cap Growth Fund. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. A team of investment professionals at GSAM manages the portion of the SEI VP Large Cap Growth Fund's assets allocated to GSAM.



MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, has been selected as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of the date of this prospectus, no assets were allocated to McKinley Capital. However, SIMC may allocate assets to McKinley Capital at any time. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital would serve as the portfolio managers of the portion of the SEI VP Large Cap Growth Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 30

SEI INVESTMENTS / PROSPECTUS                                       35


years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, has been selected as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of the date of this prospectus, no assets were allocated to Montag. However, SIMC may allocate assets to Montag at any time. William A. Vogel, Executive Vice President of Montag, would serve as the portfolio manager of the portion of the SEI VP Large Cap Growth Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 26 years of investment experience.



PEREGRINE CAPITAL MANAGEMENT, INC.: Peregrine Capital Management, Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the SEI VP Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, of Peregrine serve as the portfolio managers of the portion of the SEI VP Large Cap Growth Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 34 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 15 years of investment management experience.



TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, has been selected as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of the date of this prospectus, no assets were allocated to TIM. However, SIMC may allocate assets to TIM at any time. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM would serve as portfolio managers of the portion of the SEI VP Large Cap Growth Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.


SEI VP SMALL CAP VALUE FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 N. Water Street, Suite 1770, Milwaukee, Wisconsin 53202, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Artisan. However, SIMC may allocate assets to Artisan at any time. Scott C. Satterwhite and James
C. Kieffer, both Managing Directors of Artisan, would serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to Artisan.



CHARTWELL INVESTMENT PARTNERS: Chartwell Investment Partners (Chartwell), located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Chartwell. However, SIMC may allocate assets to Chartwell at any time. David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, would serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to Chartwell. Mr. Dalrymple has been with Chartwell since 1997. Prior to joining Chartwell, Mr. Dalrymple was a Portfolio Manager with Delaware Investment Advisers from 1991-1997.
Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 16 years of investment experience.



DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to David J. Greene. However, SIMC may allocate assets to David J. Greene at any time. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and

36                                       SEI INVESTMENTS / PROSPECTUS


Research Analyst, of David J. Greene would serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past five years.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the SEI VP Small Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the SEI VP Small Cap Value Fund managed by LSV.



MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Martingale. However, SIMC may allocate assets to Martingale at any time. A team of investment professionals at Martingale would manage the portion of the SEI VP Small Cap Value Fund's assets allocated to Martingale.



SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital
Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, Chicago, Illinois 60603, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Security Capital. However, SIMC may allocate assets to Security Capital at any time. Anthony R. Manno Jr., Kenneth D. Statz, and Kevin W. Bedell lead the team of investment professionals at Security Capital that would manage the portion of the SEI VP Small Cap Value Fund's assets allocated to Security Capital. The members of the team have an average of 21 years of investment experience.



STERLING CAPITAL MANAGEMENT LLC: Sterling Capital Management LLC (Sterling), located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211, serves as a Sub-Adviser to the SEI VP Small Cap Value Fund. Eduardo A. Brea, CFA, and Brian R. Walton, CFA, of Sterling serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to Sterling. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Managing Director, Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.


SEI VP SMALL CAP GROWTH FUND:


LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, would serve as the portfolio managers of the portion of the SEI VP Small Cap Growth Fund's assets allocated to LMIL. Mr. Beja and Mr. Stone, formerly of the Standish, Ayer & Wood small cap growth team, have over 17 and 19 years of investment experience, respectively.



MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. As of the date of this prospectus, no assets were allocated to Mazama. However, SIMC may allocate assets to Mazama at any time. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama would serve as the portfolio managers of the portion of the SEI VP Small Cap Growth Fund's assets allocated to Mazama. Mr. Sauer is a founder, President and Senior Portfolio Manager at Mazama. Prior to founding Mazama in October 1997,
Mr. Sauer was President and Director of Research at Black & Company Asset Management. Mr. Sauer has over 22 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest Office. Mr. Brink has over 25 years of investment experience.

SEI INVESTMENTS / PROSPECTUS                                       37


MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. As of the date of this prospectus, no assets were allocated to McKinley Capital. However, SIMC may allocate assets to McKinley Capital at any time. Robert B. Gillam, Frederic H. Parke and Sheldon Lien would serve as the portfolio managers of the portion of the SEI VP Small Cap Growth Fund's assets allocated to McKinley Capital.
Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 30 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining
McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



RS INVESTMENT MANAGEMENT, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 1700, San Francisco, California 94111, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. As of the date of this prospectus, no assets were allocated to RSIM. However, SIMC may allocate assets to RSIM at any time. Jim Callinan of RSIM would serve as the portfolio manager of the portion of the SEI VP Small Cap Growth Fund's assets allocated to RSIM. Mr. Callinan joined RSIM in 1996 and is a managing director of RSIM.



SAWGRASS ASSET MANAGEMENT, LLC: Sawgrass Asset Management, LLC (Sawgrass), located at 1579 The Greens Way, Jacksonville Beach, Florida 32250, serves as a Sub-Adviser to the SEI VP Small Cap Growth Fund. Dean McQuiddy, CPA, of Sawgrass serves as the portfolio manager of the portion of the SEI VP Small Cap Growth Fund's assets allocated to Sawgrass. Mr. McQuiddy, a founding Principal of Sawgrass, has 19 years of investment experience. Prior to joining Sawgrass, he created the Barnett Small Cap Growth Product.



WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the SEI VP Small Cap Growth Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as the portfolio manager of the portion of the SEI VP Small Cap Growth Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 16 years of investment experience.


SEI VP INTERNATIONAL EQUITY FUND:


BLACKROCK INTERNATIONAL, LTD.: BlackRock International, Ltd. (BlackRock International), located at 40 Torphichen Street, Edinburgh, EH3 8JB, Scotland, has been selected as a Sub-Adviser to the SEI VP International Equity Fund. As of the date of this prospectus, no assets were allocated to BlackRock International. However, SIMC may allocate assets to BlackRock International at any time. Albert B. Morillo, Managing Director and Senior Portfolio Manager, heads an investment team at BlackRock International that would manage the portion of the SEI VP International Equity Fund's assets allocated to BlackRock International. Prior to joining BlackRock International in January 2000,
Mr. Morillo was the head of the European equity team at Scottish Widows Investment Management.



CAPITAL GUARDIAN TRUST COMPANY: Capital Guardian Trust Company (Capital Guardian), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the SEI VP International Equity Fund. A committee of investment professionals at Capital Guardian manages the portion of the SEI VP International Equity Fund's assets allocated to Capital Guardian.



MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM Inc.), located at 1221 Avenue of the Americas, New York, New York 10020, has been selected as a Sub-Adviser to the SEI VP International Equity Fund. As of the date of this prospectus, no assets were allocated to MSIM Inc. However, SIMC may allocate assets to MSIM Inc. at any time. MSIM Inc.'s International Value Team would manage the portion of the SEI VP International Equity Fund's assets allocated to MSIM Inc. Current members of the team include Dominic Caldecott, Managing Director, Peter Wright, Managing Director, Willam Lock, Managing Director, and Walter Riddell, Executive Director.

38                                       SEI INVESTMENTS / PROSPECTUS


OECHSLE INTERNATIONAL ADVISORS: Oechsle International Advisors (Oechsle), located at One International Place, 23rd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the SEI VP International Equity Fund. S. Dewey Keesler, Jr. and Kathleen Harris of Oechsle serve as the portfolio managers of the portion of the SEI VP International Equity Fund's assets allocated to Oechsle. Mr. Keesler is a Managing Principal, Chief Investment Officer and Portfolio Manager/Research Analyst with the responsibility for coordinating the firm's investment activities. He has over 21 years of investment experience. Ms. Harris joined Oechsle in January 1995 and is a Principal and Portfolio Manager/Research Analyst.


SEI VP EMERGING MARKETS EQUITY FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. A committee of investment professionals at Alliance manages the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to Alliance.



THE BOSTON COMPANY ASSET MANAGEMENT, LLC: The Boston Company Asset Management, LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this prospectus, no assets were allocated to The Boston Company. However, SIMC may allocate assets to The Boston Company at any time. D. Kirk Henry, CFA and Senior Vice President, of The Boston Company would serve as the portfolio manager of the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to The Boston Company. Since joining The Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and since January 1, 2003 responsibility for the International Equity product.



EMERGING MARKETS MANAGEMENT, L.L.C.: Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this prospectus, no assets were allocated to EMM. However, SIMC may allocate assets to EMM at any time. A team of investment professionals at EMM would manage the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to EMM.



LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED: Lloyd George Investment Management (Bermuda) Limited (LGIM), located at 3808 One Exchange Square, Central, Hong Kong, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this prospectus, no assets were allocated to LGIM. However, SIMC may allocate assets to LGIM at any time. Pamela Chan, Director of LGIM, and Samir Mehta, CFA, and Director of LGIM, would serve as co-portfolio managers of the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to LGIM. Ms. Chan joined LGIM in April 1994 and manages Asian regional accounts for institutional clients. Prior to joining LGIM in 1998, Mr. Mehta was an analyst at Peregrine Securities in India for over four years. Ms. Chan and Mr. Mehta each has over 20 and 10 years of investment experience, respectively.


SEI VP CORE FIXED INCOME FUND:


BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, has been selected as a Sub-Adviser to the SEI VP Core Fixed Income Fund. As of the date of this prospectus, no assets were allocated to BlackRock. However, SIMC may allocate assets to BlackRock at any time. A team of investment professionals at BlackRock, led by Chief Investment Officer Keith Anderson, would manage the portion of the SEI VP Core Fixed Income Fund's assets allocated to BlackRock.



METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, has been selected as a Sub-Adviser to the SEI VP Core Fixed Income Fund. As of the date of this prospectus, no assets were allocated to MWAM. However, SIMC may allocate assets to MWAM at any time. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman would manage the portion of the SEI VP Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle

SEI INVESTMENTS / PROSPECTUS                                       39


is Managing Director and Chief Investment Officer at MWAM. Mssrs.
Landmann, Kane, and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.



WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (WAMC), located at 117 East Colorado Blvd., 6th Floor, Pasadena, California 91105, serves as a Sub-Adviser to the SEI VP Core Fixed Income Fund. A committee of investment professionals at WAMC manages a portion of the assets of the SEI VP Core Fixed Income Fund.



SEI VP HIGH YIELD BOND FUND:



NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, has been selected as a Sub-Adviser to the SEI VP High Yield Bond Fund. As of the date of this prospectus, no assets were allocated to Nicholas-Applegate. However, SIMC may allocate assets to Nicholas-Applegate at any time. A team of investment professionals, led by Doug G. Forsyth, CFA, would manage the portion of the SEI VP High Yield Bond Fund's assets allocated to Nicholas-Applegate. Mr. Forsyth, Lead Portfolio Manager of High Yield & Convertibles at Nicholas-Applegate, joined Nicholas-Applegate in 1994, and has 11 years of investment experience.



NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, New York, New York 10281-1198, has been selected as a Sub-Adviser to the SEI VP High Yield Bond Fund. As of the date of this prospectus, no assets were allocated to Nomura. However, SIMC may allocate assets to Nomura at any time. Robert Levine, CFA, President and Chief Executive Officer of Nomura, applies a team approach to portfolio management by working alongside his team of portfolio managers, Stephen Kotsen, CFA, Vice President and David Crall, CFA, Director, to manage Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura in 1999, Steven Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group. Robert Levine has been with Nomura for over 13 years and David Crall has been with Nomura for over 10 years.



SHENKMAN CAPITAL MANAGEMENT, INC.: Shenkman Capital Management, Inc. (Shenkman), located at 461 Fifth Avenue, New York, New York 10017, serves as a Sub-Adviser to the SEI VP High Yield Bond Fund. Mark Shenkman, President and Chief Investment Officer, Frank Whitley, Executive Vice President, and Mark Flanagan, Senior Vice President, of Shenkman serve as co-portfolio managers of the portion of the SEI VP High Yield Bond Fund's assets allocated to Shenkman. Mr. Shenkman has served in these roles since he founded the firm in 1985. Mr. Whitley joined Shenkman in 1988, and has co-managed the investment process since 1994.
Mr. Flanagan joined Shenkman in 1992, and after serving as Director of Credit Research, was promoted to a portfolio manager in 2002. Mr. Shenkman, Mr. Whitley and Mr. Flanagan have a combined 60 years of investment experience.



SEI VP EMERGING MARKETS DEBT FUND:



SALOMON BROTHERS ASSET MANAGEMENT INC: Salomon Brothers Asset Management Inc
(SBAM), located at 399 Park Avenue, New York, New York 10022, serves as the Sub-Adviser to the SEI VP Emerging Markets Debt Fund. Peter J. Wilby leads a team of professionals from SBAM that manages the assets of the SEI VP Emerging Markets Debt Fund. Mr. Wilby, a Managing Director of SBAM, joined SBAM in 1989.


SEI VP PRIME OBLIGATION FUND:


BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP), located at 101 S. Tryon Street, Charlotte, North Carolina 28255, serves as the Sub-Adviser to the SEI VP Prime Obligation Fund. BACAP's Cash Investment Team manages the assets of the SEI VP Prime Obligation Fund.

40                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

How to Purchase Fund Shares

Shares of each Fund, except the SEI VP Prime Obligation Fund, are offered on each day that the New York Stock Exchange (NYSE) is open for business and shares of the SEI VP Prime Obligation Fund are offered on any day that the NYSE and the Federal Reserve System are open for business (a Business Day). However, the SEI VP Prime Obligation Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

The Funds offer their Class A Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.


The price per share will be the net asset value per share (NAV) next determined after the Funds receive the insurance companies' purchase orders. Each Fund calculates NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). To receive the current Business Day's NAV, generally the Funds must receive an order in proper form before 4:00 p.m. Eastern time (or the earlier of 4:00 p.m. or the close of the Business Day for the SEI VP Prime Obligation Fund). The Funds will not accept purchase orders that request a particular day or price for the transaction or any other special condition.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Funds (except the SEI VP Prime Obligation Fund) generally value their investment portfolio securities at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

In calculating NAV for the SEI VP Prime Obligation Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

SEI INVESTMENTS / PROSPECTUS                                       41

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions


The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the SEI VP Prime Obligation, SEI VP Core Fixed Income and SEI VP High Yield Bond Funds to pay dividends monthly, the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP Small Cap Value and SEI VP Small Cap Growth Funds to pay dividends quarterly and SEI VP International Equity, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Funds to pay dividends annually. The Funds make distributions of capital gains, if any, at least annually.


Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


The Funds expect that they will not have to pay income taxes if they distribute all of their net investment income and net realized capital gains at least annually. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to investors when left to accumulate within a variable annuity or variable life insurance contract. The Funds do not expect to be subject to federal excise taxes with respect to undistributed income.


Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

42                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP Small Cap Value, SEI VP Small Cap Growth, SEI VP International Equity, SEI VP Emerging Markets Equity, SEI VP Core Fixed Income, SEI VP High Yield Bond, SEI VP Emerging Markets Debt and SEI VP Prime Obligation Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI INSURANCE PRODUCTS TRUST -- FOR THE PERIOD ENDED DECEMBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                  Net
                                                                Realized
                                                                  and
                                                               Unrealized                 Distributions   Net
                                        Net Asset     Net        Gains     Distributions      from       Asset
                                         Value,    Investment   (Losses)     from Net       Realized     Value,
                                        Beginning    Income        on       Investment       Capital     End of   Total
                                        of Period    (Loss)    Securities     Income          Gains      Period  Return+
------------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $10.21      $ 0.14      $(1.59)      $(0.14)        $   --      $ 8.62  (14.30)%
------------------------------------------------------------------------------------------------------------------------
 2001                                     10.82        0.12       (0.44)       (0.12)         (0.17)      10.21   (2.91)
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                  10.00        0.09        0.82        (0.09)            --       10.82    9.17
------------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $ 5.45      $(0.01)     $(1.72)      $   --         $   --      $ 3.72  (31.74)%
------------------------------------------------------------------------------------------------------------------------
 2001                                      7.48          --       (2.03)          --             --        5.45  (27.14)
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                  10.00       (0.01)      (2.51)          --             --        7.48  (25.20)
------------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $12.57      $ 0.04      $(1.11)      $(0.04)        $(0.48)     $10.98   (8.56)%
------------------------------------------------------------------------------------------------------------------------
 2001                                     11.83        0.06        1.64        (0.06)         (0.90)      12.57   14.89
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                  10.00        0.07        2.13        (0.07)         (0.30)      11.83   22.25
------------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $ 7.52      $(0.04)     $(2.06)      $   --         $   --      $ 5.42  (27.93)%
------------------------------------------------------------------------------------------------------------------------
 2001                                      9.63       (0.04)      (2.07)          --             --        7.52  (21.91)
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                  10.00       (0.04)      (0.33)          --             --        9.63   (3.70)
------------------------------------------------------------------------------------------------------------------------

                                                                                                Ratio of Net
                                                                  Ratio of      Ratio of         Investment
                                                       Ratio of     Net        Expenses to    Income (Loss) to
                                                       Expenses  Investment    Average Net      Average Net
                                                          to       Income        Assets            Assets
                                         Net Assets    Average   (Loss) to     (Excluding        (Excluding     Portfolio
                                        End of Period    Net      Average      Waivers and      Waivers and     Turnover
                                        ($ Thousands)   Assets   Net Assets  Reimbursements)  Reimbursements)     Rate
--------------------------------------
SEI VP LARGE CAP VALUE FUND
--------------------------------------
 2002                                      $43,389       0.85%       1.53%         1.01%             1.37%          21%
--------------------------------------
 2001                                       38,888       0.85        1.25          1.14              0.96           42
--------------------------------------
 2000(1)                                    22,170       0.85        1.25          1.35              0.75           49
--------------------------------------
SEI VP LARGE CAP GROWTH FUND
--------------------------------------
 2002                                      $33,600       0.85%      (0.19)%        1.03%            (0.37)%         32%
--------------------------------------
 2001                                       28,868       0.85       (0.25)         1.19             (0.59)          84
--------------------------------------
 2000(1)                                    17,236       0.85       (0.26)         1.39             (0.80)          57
--------------------------------------
SEI VP SMALL CAP VALUE FUND
--------------------------------------
 2002                                      $15,909       1.10%       0.32%         1.30%             0.12%          30%
--------------------------------------
 2001                                       15,719       1.10        0.48          1.45              0.13           39
--------------------------------------
 2000(1)                                    10,498       1.10        0.90          1.66              0.34           98
--------------------------------------
SEI VP SMALL CAP GROWTH FUND
--------------------------------------
 2002                                      $ 8,325       1.10%      (0.76)%        1.33%            (0.99)%        187%
--------------------------------------
 2001                                        9,625       1.10       (0.82)         1.46             (1.18)         151
--------------------------------------
 2000(1)                                     8,699       1.10       (0.59)         1.65             (1.14)         116
--------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       43

                                                                  Net
                                                                Realized
                                                                  and
                                                               Unrealized                 Distributions   Net
                                        Net Asset     Net        Gains     Distributions      from       Asset
                                         Value,    Investment   (Losses)     from Net       Realized     Value,
                                        Beginning    Income        on       Investment       Capital     End of   Total
                                        of Period    (Loss)    Securities     Income          Gains      Period  Return+
------------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $ 6.03      $ 0.03      $(1.12)      $(0.03)        $   --      $ 4.91  (18.15)%
------------------------------------------------------------------------------------------------------------------------
 2001                                      7.95        0.01       (1.92)       (0.01)            --        6.03  (24.05)
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                  10.00        0.09       (2.05)       (0.09)            --        7.95  (19.60)
------------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $ 5.54      $(0.02)     $(0.48)      $   --         $   --      $ 5.04   (9.03)%
------------------------------------------------------------------------------------------------------------------------
 2001                                      6.23        0.03       (0.72)          --             --        5.54  (11.08)
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                  10.00       (0.05)      (3.72)          --             --        6.23  (37.70)
------------------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $10.37      $ 0.42      $ 0.61       $(0.42)        $(0.19)     $10.79   10.21%
------------------------------------------------------------------------------------------------------------------------
 2001                                     10.36        0.55        0.23        (0.55)         (0.22)      10.37    7.69
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                  10.00        0.45        0.36        (0.45)            --       10.36    8.31
------------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $ 8.66      $ 0.66      $(0.20)      $(0.66)        $   --      $ 8.46    5.45%
------------------------------------------------------------------------------------------------------------------------
 2001                                      9.16        0.87       (0.50)       (0.87)            --        8.66    4.00
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                  10.00        0.70       (0.84)       (0.70)            --        9.16   (1.51)
------------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS DEBT FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $10.01      $ 0.87      $ 0.12       $(0.89)        $(0.06)     $10.05    9.98%
------------------------------------------------------------------------------------------------------------------------
 2001                                      9.75        0.96        0.26        (0.96)            --       10.01   12.56
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                  10.00        0.76       (0.11)       (0.76)         (0.14)       9.75    6.56
------------------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION FUND
------------------------------------------------------------------------------------------------------------------------
 2002                                    $ 1.00      $ 0.01      $   --       $(0.01)        $   --      $ 1.00    1.36%
------------------------------------------------------------------------------------------------------------------------
 2001                                      1.00        0.04          --        (0.04)            --        1.00    3.80
------------------------------------------------------------------------------------------------------------------------
 2000(1)                                   1.00        0.04          --        (0.04)            --        1.00    4.56
------------------------------------------------------------------------------------------------------------------------

                                                                                                Ratio of Net
                                                                  Ratio of      Ratio of         Investment
                                                       Ratio of     Net        Expenses to    Income (Loss) to
                                                       Expenses  Investment    Average Net      Average Net
                                                          to       Income        Assets            Assets
                                         Net Assets    Average   (Loss) to     (Excluding        (Excluding     Portfolio
                                        End of Period    Net      Average      Waivers and      Waivers and     Turnover
                                        ($ Thousands)   Assets   Net Assets  Reimbursements)  Reimbursements)     Rate
--------------------------------------
SEI VP INTERNATIONAL EQUITY FUND
--------------------------------------
 2002                                      $18,467       1.28%       0.54%         2.08%            (0.26)%         43%
--------------------------------------
 2001                                       17,047       1.28        0.19          2.04             (0.57)          41
--------------------------------------
 2000(1)                                    12,949       1.28        1.61          2.13              0.76           31
--------------------------------------
SEI VP EMERGING MARKETS EQUITY FUND
--------------------------------------
 2002                                      $ 8,084       1.95%      (0.45)%        3.49%            (1.99)%        183%
--------------------------------------
 2001                                        8,824       1.95        0.06          3.70             (1.69)         149
--------------------------------------
 2000(1)                                     7,286       1.95       (0.62)         3.52             (2.19)         117
--------------------------------------
SEI VP CORE FIXED INCOME FUND
--------------------------------------
 2002                                      $61,435       0.60%       3.92%         0.83%             3.69%         485%
--------------------------------------
 2001                                       45,394       0.60        5.15          1.00              4.75          423
--------------------------------------
 2000(1)                                    19,215       0.60        6.10          1.19              5.51          342
--------------------------------------
SEI VP HIGH YIELD BOND FUND
--------------------------------------
 2002                                      $14,705       0.85%       7.65%         1.22%             7.28%          49%
--------------------------------------
 2001                                       12,595       0.85        9.54          1.31              9.08           72
--------------------------------------
 2000(1)                                    10,427       0.85        9.75          1.51              9.09            5
--------------------------------------
SEI VP EMERGING MARKETS DEBT FUND
--------------------------------------
 2002                                      $ 9,274       1.35%       8.77%         1.92%             8.20%         116%
--------------------------------------
 2001                                        8,239       1.35        9.61          2.07              8.89          201
--------------------------------------
 2000(1)                                     6,563       1.35       10.55          2.26              9.64          140
--------------------------------------
SEI VP PRIME OBLIGATION FUND
--------------------------------------
 2002                                      $11,324       0.44%       1.38%         0.83%             0.99%         N/A
--------------------------------------
 2001                                       16,203       0.44        3.35          0.93              2.86          N/A
--------------------------------------
 2000(1)                                     5,685       0.44        6.04          1.14              5.34          N/A
--------------------------------------


+ Returns are for the period indicated and have not been annualized.

(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

44                                       SEI INVESTMENTS / PROSPECTUS

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated May 1, 2003, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports will typically list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:

One Freedom Valley Drive
Oaks, PA 19456

By Internet: http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-9183.

                          SEI INSURANCE PRODUCTS TRUST

                                   PROSPECTUS

                                 CLASS A SHARES


                                  MAY 1, 2003


                                 EQUITY FUNDS:
                          SEI VP LARGE CAP VALUE FUND
                          SEI VP LARGE CAP GROWTH FUND
                          SEI VP SMALL CAP VALUE FUND
                          SEI VP SMALL CAP GROWTH FUND
                        SEI VP INTERNATIONAL EQUITY FUND
                      SEI VP EMERGING MARKETS EQUITY FUND

                              FIXED INCOME FUNDS:
                         SEI VP CORE FIXED INCOME FUND

                          SEI VP HIGH YIELD BOND FUND

                       SEI VP EMERGING MARKETS DEBT FUND

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS:

                        ALLIANCE CAPITAL MANAGEMENT L.P.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP

                         BARCLAYS GLOBAL FUND ADVISORS


                            BLACKROCK ADVISORS, INC.

                         BLACKROCK INTERNATIONAL, LTD.
                    THE BOSTON COMPANY ASSET MANAGEMENT, LLC
                         CAPITAL GUARDIAN TRUST COMPANY

                         CHARTWELL INVESTMENT PARTNERS


                        DAVID J. GREENE AND COMPANY, LLC


                      EMERGING MARKETS MANAGEMENT, L.L.C.


                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.

                          IRIDIAN ASSET MANAGEMENT LLC

                          LEE MUNDER INVESTMENTS, LTD.


              LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED

                              LSV ASSET MANAGEMENT

                       MARTINGALE ASSET MANAGEMENT, L.P.


                         MAZAMA CAPITAL MANAGEMENT INC.

                       MCKINLEY CAPITAL MANAGEMENT, INC.

                     METROPOLITAN WEST ASSET MANAGEMENT LLC


                            MONTAG & CALDWELL, INC.

                   MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
              NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

                         OECHSLE INTERNATIONAL ADVISORS


                       PEREGRINE CAPITAL MANAGEMENT, INC.


                         RS INVESTMENT MANAGEMENT, L.P.

                     SALOMON BROTHERS ASSET MANAGEMENT INC
                        SANFORD C. BERNSTEIN & CO., LLC

                         SAWGRASS ASSET MANAGEMENT, LLC


              SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

                       SHENKMAN CAPITAL MANAGEMENT, INC.

                        STERLING CAPITAL MANAGEMENT LLC


                    TRANSAMERICA INVESTMENT MANAGEMENT, LLC

                       WELLINGTON MANAGEMENT COMPANY, LLP
                        WESTERN ASSET MANAGEMENT COMPANY

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------

About This Prospectus

SEI Insurance Products Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed exclusively as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class A Shares of the Funds that they should know before investing. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.


THE BOARD OF TRUSTEES HAS VOTED TO CLOSE AND LIQUIDATE EACH FUND. ACCORDINGLY, AS OF AUGUST 29, 2003, EACH FUND WILL CEASE OPERATIONS AND DISTRIBUTE ITS REMAINING ASSETS TO SHAREHOLDERS IN LIQUIDATION OF THEIR INTERESTS IN THE FUNDS.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds please see:


SEI VP Large Cap Value Fund                                  2
--------------------------------------------------------------
SEI VP Large Cap Growth Fund                                 5
--------------------------------------------------------------
SEI VP Small Cap Value Fund                                  8
--------------------------------------------------------------
SEI VP Small Cap Growth Fund                                11
--------------------------------------------------------------
SEI VP International Equity Fund                            14
--------------------------------------------------------------
SEI VP Emerging Markets Equity Fund                         17
--------------------------------------------------------------
SEI VP Core Fixed Income Fund                               20
--------------------------------------------------------------
SEI VP High Yield Bond Fund                                 23
--------------------------------------------------------------
SEI VP Emerging Markets Debt Fund                           26
--------------------------------------------------------------
More Information About Fund Investments                     30
--------------------------------------------------------------
Investment Adviser and Sub-Advisers                         30
--------------------------------------------------------------
Purchasing and Selling Fund Shares                          37
--------------------------------------------------------------
Dividends, Distributions and Taxes                          38
--------------------------------------------------------------
Financial Highlights                                        39
--------------------------------------------------------------
How To Obtain More Information About SEI Insurance
  Products Trust                                    Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the SEI VP High Yield Bond, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a mix of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.


In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.


Risk/Return Information Common to the Funds

Each Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS MAY BE SIMILAR TO THOSE OF OTHER RETAIL MUTUAL FUNDS WHICH CAN BE PURCHASED OUTSIDE OF A VARIABLE INSURANCE PRODUCT, AND THAT ARE MANAGED BY THE SAME INVESTMENT ADVISER OR SUB-ADVISERS. THE INVESTMENT RESULTS OF THE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER RETAIL MUTUAL FUNDS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER RETAIL MUTUAL FUND, EVEN IF THE OTHER RETAIL MUTUAL FUND HAS THE SAME INVESTMENT ADVISER OR SUB-ADVISERS.

2                                       SEI INVESTMENTS / PROSPECTUS

SEI VP LARGE CAP VALUE FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Long-term growth of capital and income

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in large cap
                                                    income-producing U.S. common stocks


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Large Cap Value Fund will invest at least 80% of its net assets in equity in securities of large companies. The Fund will invest primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       3

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001   -2.91%
2002  -14.30%


BEST QUARTER: 7.49% (12/31/02)



WORST QUARTER: -18.59% (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 1000 Value Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Large Cap Value Fund               -14.30%      -3.45%
-------------------------------------------------------------
Frank Russell 1000 Value Index**          -15.52%      -5.52%
-------------------------------------------------------------



* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.

4                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.35%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.66%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.01%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Large Cap Value Fund -- Class A Shares       0.85%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Large Cap Value Fund --
  Class A Shares                $  103  $   322  $   558  $  1,236
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

SEI VP LARGE CAP GROWTH FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in large cap U.S.
                                                    common stocks


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

6                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -27.14%
2002  -31.74%

BEST QUARTER: 18.22% (12/31/01)

WORST QUARTER: -25.67% (03/31/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 1000 Growth Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Large Cap Growth Fund              -31.74%     -30.33%
-------------------------------------------------------------
Frank Russell 1000 Growth Index**         -27.88%     -26.73%
-------------------------------------------------------------



* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       7

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.40%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.63%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.03%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Large Cap Growth Fund -- Class A Shares      0.85%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Large Cap Growth
  Fund -- Class A Shares        $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS


SEI VP SMALL CAP VALUE FUND

------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation

SHARE PRICE VOLATILITY:                             High

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in common stocks of
                                                    smaller U.S. companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

SEI INVESTMENTS / PROSPECTUS                                       9

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  14.89%
2002  -8.56%

BEST QUARTER: 16.64% (12/31/01)


WORST QUARTER: -18.05% (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 2000 Value Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Small Cap Value Fund                -8.56%       9.58%
-------------------------------------------------------------
Frank Russell 2000 Value Index**          -11.43%       6.67%
-------------------------------------------------------------



* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with lower growth rates and price-to-book ratios.

10                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.65%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.65%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.30%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Small Cap Value Fund -- Class A Shares       1.10%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Small Cap Value Fund --
  Class A Shares                $  132  $   412  $   713  $  1,568
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

SEI VP SMALL CAP GROWTH FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Long-term capital appreciation

SHARE PRICE VOLATILITY:                             High

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in common stocks of
                                                    smaller U.S. companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

12                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -21.91%
2002  -27.93%

BEST QUARTER: 17.68% (12/31/01)

WORST QUARTER: -28.92% (09/30/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 2000 Growth Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP Small Cap Growth Fund              -27.93%     -20.06%
-------------------------------------------------------------
Frank Russell 2000 Growth Index**         -30.26%     -22.90%
-------------------------------------------------------------



* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       13

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.65%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.68%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.33%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Small Cap Growth Fund -- Class A Shares      1.10%
---------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Small Cap Growth
  Fund -- Class A Shares        $  135  $   421  $   729  $  1,601
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

SEI VP INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers, the Fund invests
                                                    in equity securities of foreign companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers located outside the United States. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       15

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -24.05%
2002  -18.15%

BEST QUARTER: 10.18% (12/31/01)


WORST QUARTER: -20.96% (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.



                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
SEI VP International Equity Fund          -18.15%     -22.39%
-------------------------------------------------------------
MSCI EAFE Index**                         -15.94%     -17.49%
-------------------------------------------------------------



* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 900 securities listed on the stock exchanges of developed market countries in Europe, Australia and the Far East.

16                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.51%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      1.57%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              2.08%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived and reimbursed a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers and reimbursements at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP International Equity Fund -- Class A Shares  1.28%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP International Equity
  Fund -- Class A Shares        $  211  $   652  $ 1,119  $  2,410
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       17

SEI VP EMERGING MARKETS EQUITY FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Capital appreciation
SHARE PRICE VOLATILITY:                             Very high
PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers, the Fund invests
                                                    in equity securities of emerging markets companies


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon one or more Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

18                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -11.08%
2002   -9.03%

BEST QUARTER: 25.62% (12/31/01)

WORST QUARTER: -24.23% (09/30/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Emerging Markets Equity Fund       -9.03%     -22.15%
------------------------------------------------------------
MSCI Emerging Markets Free Index**        -6.17%     -13.20%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Free Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 emerging market countries.

SEI INVESTMENTS / PROSPECTUS                                       19

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            1.05%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      2.44%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              3.49%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived and reimbursed a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers and reimbursements at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Emerging Markets Equity Fund -- Class A
  Shares                                            1.95%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Emerging Markets Equity
  Fund -- Class A Shares        $  352  $1,071   $1,812   $  3,765
------------------------------------------------------------------

20                                       SEI INVESTMENTS / PROSPECTUS

SEI VP CORE FIXED INCOME FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Current income and preservation of capital

SHARE PRICE VOLATILITY:                             Medium

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that have fixed
                                                    income investment expertise, the Fund invests in
                                                    investment grade U.S. fixed income securities


--------------------------------------------------------------------------------

Investment Strategy


Under normal circumstances, the SEI VP Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon one or more Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index (currently 3.85 years).



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

SEI INVESTMENTS / PROSPECTUS                                       21

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001   7.69%
2002  10.21%

BEST QUARTER: 4.33% (09/30/01)

WORST QUARTER: -0.18% (12/31/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers Aggregate Bond Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Core Fixed Income Fund             10.21%       9.61%
------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**    10.27%      10.64%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities are rated investment grade (BBB) or higher, with maturities of at least 1 year.

22                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.28%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.55%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              0.83%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Core Fixed Income Fund -- Class A Shares     0.60%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Core Fixed Income
  Fund -- Class A Shares        $   85  $   265  $   460  $  1,025
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       23

SEI VP HIGH YIELD BOND FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Total return

SHARE PRICE VOLATILITY:                             High

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing multiple sub-advisers that have high
                                                    yield investment expertise, the Fund invests in
                                                    high yield, high risk securities


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon one or more Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.


What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

24                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  4.00%
2002  5.45%

BEST QUARTER: 4.70% (03/31/01)

WORST QUARTER: -3.27% (09/30/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the CS First Boston High Yield Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP High Yield Bond Fund               5.45%        2.90%
------------------------------------------------------------
CS First Boston High Yield Index**        3.10%        1.81%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. Revisions to the Index are effected weekly. The Index reflects the reinvestment of dividends.

SEI INVESTMENTS / PROSPECTUS                                       25

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.49%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      0.73%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.22%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP High Yield Bond Fund -- Class A Shares       0.85%
---------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP High Yield Bond Fund --
  Class A Shares                $  124  $   387  $   670  $  1,477
------------------------------------------------------------------

26                                       SEI INVESTMENTS / PROSPECTUS

SEI VP EMERGING MARKETS DEBT FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                                    Total return

SHARE PRICE VOLATILITY:                             High to very high

PRINCIPAL INVESTMENT STRATEGY:                      Utilizing a sub-adviser, the Fund invests in U.S.
                                                    dollar denominated debt securities of emerging
                                                    market issuers


--------------------------------------------------------------------------------

Investment Strategy

Under normal circumstances, the SEI VP Emerging Markets Debt Fund will invest at least 80% of its net assets in fixed income securities of emerging markets issuers. The Fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers.

The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum credit rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds").


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.



What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

"Junk" bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt securities is even greater since the prospects for

SEI INVESTMENTS / PROSPECTUS                                       27

repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The foreign sovereign debt securities and "Brady Bonds" the Fund purchases involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


The Fund is also subject to the risk that emerging markets debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

28                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A
Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  12.56%
2002   9.98%


BEST QUARTER: 17.37% (12/31/02)



WORST QUARTER: -7.28% (06/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the J.P. Morgan EMBI Plus Index.



                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Emerging Markets Debt Fund          9.98%      10.65%
------------------------------------------------------------
J.P. Morgan EMBI Plus Index**             14.24%       8.46%
------------------------------------------------------------


* The Fund's inception date is April 5, 2000. The Index inception date is April 30, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan EMBI Plus Index is a widely-recognized, market value-weighted (higher market value securities have more influence than lower market value securities) index of bonds issued by emerging markets countries. The index currently includes Eurobonds and Brady Bonds issued by Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland and Venezuela.

SEI INVESTMENTS / PROSPECTUS                                       29


Fund Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                            0.85%
----------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------
Other Expenses                                      1.07%
----------------------------------------------------------
  Total Annual Fund Operating Expenses              1.92%*
----------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Emerging Markets Debt Fund -- Class A
  Shares                                            1.35%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Emerging Markets Debt
  Fund -- Class A Shares        $  195  $   603  $ 1,037  $  2,243
------------------------------------------------------------------

30                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.


In addition, as shareholders redeem shares of a Fund between the date of this prospectus and the liquidation of the Fund, a Fund may not be able to continue to invest its assets in accordance with its investment policies as a result of the decrease in the Fund's assets. Accordingly, a Fund may not be able to achieve its investment objective and may deviate from its normal investment policies in the period leading up to the liquidation of the Fund.


Investment Adviser and Sub-Advisers

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of December 31, 2002, SIMC had approximately $31.4 billion in assets under management. For the fiscal year ended December 31, 2002, SIMC received investment advisory fees, as a percentage of each Fund's average net assets, at the following annual rates:



SEI VP Large Cap Value Fund                         0.25%*
----------------------------------------------------------
SEI VP Large Cap Growth Fund                        0.36%*
----------------------------------------------------------
SEI VP Small Cap Value Fund                         0.65%
----------------------------------------------------------
SEI VP Small Cap Growth Fund                        0.65%
----------------------------------------------------------
SEI VP International Equity Fund                    0.47%*
----------------------------------------------------------
SEI VP Emerging Markets Equity Fund                 0.63%*
----------------------------------------------------------
SEI VP Core Fixed Income Fund                       0.26%*
----------------------------------------------------------
SEI VP High Yield Bond Fund                         0.47%*
----------------------------------------------------------
SEI VP Emerging Markets Debt Fund                   0.33%*
----------------------------------------------------------



* After fee waivers.

SEI INVESTMENTS / PROSPECTUS                                       31

Sub-Advisers and Portfolio Managers

Each of the Sub-Advisers listed below has been selected by SIMC and approved by the Board of Trustees to serve as a Sub-Adviser for the specified Fund. At any one point in time, however, a particular Sub-Adviser listed below may not have assets allocated to it.

SEI VP LARGE CAP VALUE FUND:


BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the SEI VP Large Cap Value Fund. A team of investment professionals at BGFA manages the portion of the SEI VP Large Cap Value Fund's assets allocated to BGFA.



IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880, has been selected as a Sub-Adviser to the SEI VP Large Cap Value Fund. As of the date of this prospectus, no assets were allocated to Iridian. However, SIMC may allocate assets to Iridian at any time. David L. Cohen, Principal of Iridian, would serve as the portfolio manager of the portion of the SEI VP Large Cap Value Fund's assets allocated to Iridian. Mr. Cohen is one of Iridian's founding partners, and has 21 years of investment experience.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the SEI VP Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as the portfolio managers of the portion of the SEI VP Large Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the SEI VP Large Cap Value Fund managed by LSV.



SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, has been selected as a Sub-Adviser to the SEI VP Large Cap Value Fund. As of the date of this prospectus, no assets were allocated to Bernstein. However, SIMC may allocate assets to Bernstein at any time. Lewis A. Sanders and Marilyn Goldstein Fedak would serve as the portfolio managers of the portion of the SEI VP Large Cap Value Fund's assets allocated to Bernstein. Mr. Sanders is a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak, Executive Vice President and Chief Investment Officer - U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.


SEI VP LARGE CAP GROWTH FUND:


GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P.
(GSAM), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the SEI VP Large Cap Growth Fund. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. A team of investment professionals at GSAM manages the portion of the SEI VP Large Cap Growth Fund's assets allocated to GSAM.



MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, has been selected as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of the date of this prospectus, no assets were allocated to McKinley Capital. However, SIMC may allocate assets to McKinley Capital at any time. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital would serve as the portfolio managers of the portion of the SEI VP Large Cap Growth Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 30 years of

32                                       SEI INVESTMENTS / PROSPECTUS


investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, has been selected as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of the date of this prospectus, no assets were allocated to Montag. However, SIMC may allocate assets to Montag at any time. William A. Vogel, Executive Vice President of Montag, would serve as the portfolio manager of the portion of the SEI VP Large Cap Growth Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 26 years of investment experience.



PEREGRINE CAPITAL MANAGEMENT, INC.: Peregrine Capital Management, Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the SEI VP Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, of Peregrine serve as the portfolio managers of the portion of the SEI VP Large Cap Growth Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 34 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 15 years of investment management experience.



TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27(th) Floor, Los Angeles, California 90015, has been selected as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of the date of this prospectus, no assets were allocated to TIM. However, SIMC may allocate assets to TIM at any time. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM would serve as the portfolio managers of the portion of the SEI VP Large Cap Growth Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.


SEI VP SMALL CAP VALUE FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 N. Water Street, Suite 1770, Milwaukee, Wisconsin 53202, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Artisan. However, SIMC may allocate assets to Artisan at any time. Scott C. Satterwhite and James
C. Kieffer, both Managing Directors of Artisan, would serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to Artisan.



CHARTWELL INVESTMENT PARTNERS: Chartwell Investment Partners (Chartwell), located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Chartwell. However, SIMC may allocate assets to Chartwell at any time. David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, would serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to Chartwell. Mr. Dalrymple has been with Chartwell since 1997. Prior to joining Chartwell, Mr. Dalrymple was a Portfolio Manager with Delaware Investment Advisers from 1991-1997.
Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 16 years of investment experience.



DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12(th) Floor, New York, New York 10022, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to David J. Greene. However, SIMC may allocate assets to David J. Greene at any time. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and

SEI INVESTMENTS / PROSPECTUS                                       33


Research Analyst, of David J. Greene would serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past five years.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the SEI VP Small Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the SEI VP Small Cap Value Fund managed by LSV.



MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Martingale. However, SIMC may allocate assets to Martingale at any time. A team of investment professionals at Martingale would manage the portion of the SEI VP Small Cap Value Fund's assets allocated to Martingale.



SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital
Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, Chicago, Illinois 60603, has been selected as a Sub-Adviser to the SEI VP Small Cap Value Fund. As of the date of this prospectus, no assets were allocated to Security Capital. However, SIMC may allocate assets to Security Capital at any time. Anthony R. Manno Jr., Kenneth D. Statz, and Kevin W. Bedell lead the team of investment professionals at Security Capital that would manage the portion of the SEI VP Small Cap Value Fund's assets allocated to Security Capital. The members of the team have an average of 21 years of investment experience.



STERLING CAPITAL MANAGEMENT LLC: Sterling Capital Management LLC (Sterling), located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211, serves as a Sub-Adviser to the SEI VP Small Cap Value Fund. Eduardo A. Brea, CFA, and Brian R. Walton, CFA, of Sterling serve as the portfolio managers of the portion of the SEI VP Small Cap Value Fund's assets allocated to Sterling. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Managing Director, Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.


SEI VP SMALL CAP GROWTH FUND:


LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28(th) Floor, Boston, Massachusetts 02116, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, would serve as the portfolio managers of the portion of the SEI VP Small Cap Growth Fund's assets allocated to LMIL. Mr. Beja and Mr. Stone, formerly of the Standish, Ayer & Wood small cap growth team, have over 17 and 19 years of investment experience, respectively.



MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. As of the date of this prospectus, no assets were allocated to Mazama. However, SIMC may allocate assets to Mazama at any time. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama would serve as the portfolio managers of the portion of the SEI VP Small Cap Growth Fund's assets allocated to Mazama. Mr. Sauer is a founder, President and Senior Portfolio Manager at Mazama. Prior to founding Mazama in October 1997,
Mr. Sauer was President and Director of Research at Black & Company Asset Management. Mr. Sauer has over 22 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest Office. Mr. Brink has over 25 years of investment experience.

34                                       SEI INVESTMENTS / PROSPECTUS


MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. As of the date of this prospectus, no assets were allocated to McKinley Capital. However, SIMC may allocate assets to McKinley Capital at any time. Robert B. Gillam, Frederic H. Parke and Sheldon Lien would serve as portfolio managers of the portion of the SEI VP Small Cap Growth Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 30 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



RS INVESTMENT MANAGEMENT, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 1700, San Francisco, California 94111, has been selected as a Sub-Adviser to the SEI VP Small Cap Growth Fund. As of the date of this prospectus, no assets were allocated to RSIM. However, SIMC may allocate assets to RSIM at any time. Jim Callinan of RSIM would serve as portfolio manager of the portion of the SEI VP Small Cap Growth Fund's assets allocated to RSIM. Mr. Callinan joined RSIM in 1996 and is a managing director of RSIM.



SAWGRASS ASSET MANAGEMENT, LLC: Sawgrass Asset Management, LLC (Sawgrass), located at 1579 The Greens Way, Jacksonville Beach, Florida 32250, serves as a Sub-Adviser to the SEI VP Small Cap Growth Fund. Dean McQuiddy, CPA, of Sawgrass serves as the portfolio manager of the portion of the SEI VP Small Cap Growth Fund's assets allocated to Sawgrass. Mr. McQuiddy, a founding Principal of Sawgrass, has 19 years of investment experience. Prior to joining Sawgrass, he created the Barnett Small Cap Growth Product.



WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the SEI VP Small Cap Growth Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as the portfolio manager of the portion of the SEI VP Small Cap Growth Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 16 years of investment experience.


SEI VP INTERNATIONAL EQUITY FUND:


BLACKROCK INTERNATIONAL, LTD.: BlackRock International, Ltd. (BlackRock International), located at 40 Torphichen Street, Edinburgh, EH3 8JB, Scotland, has been selected as a Sub-Adviser to the SEI VP International Equity Fund. As of the date of this prospectus, no assets were allocated to BlackRock International. However, SIMC may allocate assets to BlackRock International at any time. Albert B. Morillo, Managing Director and Senior Portfolio Manager, heads an investment team at BlackRock International that would manage the portion of the SEI VP International Equity Fund's assets allocated to BlackRock International. Prior to joining BlackRock International in January 2000,
Mr. Morillo was the head of the European equity team at Scottish Widows Investment Management.



CAPITAL GUARDIAN TRUST COMPANY: Capital Guardian Trust Company (Capital Guardian), located at 333 South Hope Street, 55(th) Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the SEI VP International Equity Fund. A committee of investment professionals at Capital Guardian manages the portion of the SEI VP International Equity Fund's assets allocated to Capital Guardian.



MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM Inc.), located at 1221 Avenue of the Americas, New York, New York 10020, has been selected as a Sub-Adviser to the SEI VP International Equity Fund. As of the date of this prospectus, no assets were allocated to MSIM Inc. However, SIMC may allocate assets to MSIM Inc. at any time. MSIM Inc.'s International Value Team would manage the portion of the SEI VP International Equity Fund's assets allocated to MSIM Inc. Current members of the team include Dominic Caldecott, Managing Director, Peter Wright, Managing Director, Willam Lock, Managing Director, and Walter Riddell, Executive Director.

SEI INVESTMENTS / PROSPECTUS                                       35


OECHSLE INTERNATIONAL ADVISORS: Oechsle International Advisors (Oechsle), located at One International Place, 23(rd) Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the SEI VP International Equity Fund. S. Dewey Keesler, Jr. and Kathleen Harris of Oechsle serve as the portfolio managers of the portion of the SEI VP International Equity Fund's assets allocated to Oechsle. Mr. Keesler is a Managing Principal, Chief Investment Officer and Portfolio Manager/Research Analyst with the responsibility for coordinating the firm's investment activities. He has over 21 years of investment experience. Ms. Harris joined Oechsle in January 1995 and is a Principal and Portfolio Manager/Research Analyst.


SEI VP EMERGING MARKETS EQUITY FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. A committee of investment professionals at Alliance manages the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to Alliance.



THE BOSTON COMPANY ASSET MANAGEMENT, LLC: The Boston Company Asset Management, LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this prospectus, no assets were allocated to The Boston Company. However, SIMC may allocate assets to The Boston Company at any time. D. Kirk Henry, CFA and Senior Vice President, of The Boston Company would serve as portfolio manager of the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to The Boston Company. Since joining The Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and since January 1, 2003 responsibility for the International Equity product.



EMERGING MARKETS MANAGEMENT, L.L.C.: Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street North, 17(th) Floor, Arlington, Virginia 22209-1722, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this prospectus, no assets were allocated to EMM. However, SIMC may allocate assets to EMM at any time. A team of investment professionals at EMM would manage the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to EMM.



LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED: Lloyd George Investment Management (Bermuda) Limited (LGIM), located at 3808 One Exchange Square, Central, Hong Kong, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this prospectus, no assets were allocated to LGIM. However, SIMC may allocate assets to LGIM at any time. Pamela Chan, Director of LGIM, and Samir Mehta, CFA, and Director of LGIM, would serve as co-portfolio managers of the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to LGIM. Ms. Chan joined LGIM in April 1994 and manages Asian regional accounts for institutional clients. Prior to joining LGIM in 1998, Mr. Mehta was an analyst at Peregrine Securities in India for over four years. Ms. Chan and Mr. Mehta each has over 20 and 10 years of investment experience, respectively.



SEI VP CORE FIXED INCOME FUND:



BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, has been selected as a Sub-Adviser to the SEI VP Core Fixed Income Fund. As of the date of this prospectus, no assets were allocated to BlackRock. However, SIMC may allocate assets to BlackRock at any time. A team of investment professionals at BlackRock, led by Chief Investment Officer Keith Anderson, would manage the portion of the SEI VP Core Fixed Income Fund's assets allocated to BlackRock.



METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, has been selected as a Sub-Adviser to the SEI VP Core Fixed Income Fund. As of the date of this prospectus, no assets were allocated to MWAM. However, SIMC may allocate assets to MWAM at any time. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David

36                                       SEI INVESTMENTS / PROSPECTUS


Lippman would manage the portion of the SEI VP Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM. Mssrs. Landmann, Kane, and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.



WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (WAMC), located at 117 East Colorado Blvd., 6(th) Floor, Pasadena, California 91105, serves as a Sub-Adviser to the SEI VP Core Fixed Income Fund. A committee of investment professionals at WAMC manages a portion of the assets of the SEI VP Core Fixed Income Fund.


SEI VP HIGH YIELD BOND FUND:


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, has been selected as a Sub-Adviser to the SEI VP High Yield Bond Fund. As of the date of this prospectus, no assets were allocated to Nicholas-Applegate. However, SIMC may allocate assets to Nicholas-Applegate at any time. A team of investment professionals, led by Doug G. Forsyth, CFA, would manage the portion of the SEI VP High Yield Bond Fund's assets allocated to Nicholas-Applegate. Mr. Forsyth, Lead Portfolio Manager of High Yield & Convertibles at Nicholas-Applegate, joined Nicholas-Applegate in 1994, and has 11 years of investment experience.



NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, New York, New York 10281-1198, has been selected as a Sub-Adviser to the SEI VP High Yield Bond Fund. As of the date of this prospectus, no assets were allocated to Nomura. However, SIMC may allocate assets to Nomura at any time. Robert Levine, CFA, President and Chief Executive Officer of Nomura, applies a team approach to portfolio management by working alongside his team of portfolio managers, Stephen Kotsen, CFA, Vice President and David Crall, CFA, Director, to manage Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura in 1999, Steven Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group. Robert Levine has been with Nomura for over 13 years and David Crall has been with Nomura for over 10 years.



SHENKMAN CAPITAL MANAGEMENT, INC.: Shenkman Capital Management, Inc. (Shenkman), located at 461 Fifth Avenue, New York, New York 10017, serves as a Sub-Adviser to the SEI VP High Yield Bond Fund. Mark Shenkman, President and Chief Investment Officer, Frank Whitley, Executive Vice President, and Mark Flanagan, Senior Vice President, of Shenkman serve as co-portfolio managers of the portion of the SEI VP High Yield Bond Fund's assets allocated to Shenkman. Mr. Shenkman has served in these roles since he founded the firm in 1985. Mr. Whitley joined Shenkman in 1988, and has co-managed the investment process since 1994.
Mr. Flanagan joined Shenkman in 1992, and after serving as Director of Credit Research, was promoted to a portfolio manager in 2002. Mr. Shenkman, Mr. Whitley and Mr. Flanagan have a combined 60 years of investment experience.



SEI VP EMERGING MARKETS DEBT FUND:



SALOMON BROTHERS ASSET MANAGEMENT INC: Salomon Brothers Asset Management Inc
(SBAM), located at 399 Park Avenue, New York, New York 10022, serves as the Sub-Adviser to the SEI VP Emerging Markets Debt Fund. Peter J. Wilby leads a team of professionals from SBAM that manages the assets of the SEI VP Emerging Markets Debt Fund. Mr. Wilby, a Managing Director of SBAM, joined SBAM in 1989.

SEI INVESTMENTS / PROSPECTUS                                       37


PURCHASING AND SELLING FUND SHARES


How to Purchase Fund Shares

Shares are offered on each day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The Funds offer their Class A Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.


The price per share will be the net asset value per share (NAV) next determined after the Funds receive the insurance companies' purchase orders. Each Fund calculates NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). To receive the current Business Day's NAV, generally the Funds must receive an order in proper form before 4:00 p.m. Eastern time. The Funds will not accept purchase orders that request a particular day or price for the transaction or any other special condition.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Funds generally value their portfolio securities at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

38                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions


The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the SEI VP Core Fixed Income and SEI VP High Yield Bond Funds to pay dividends monthly, the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP Small Cap Value and SEI VP Small Cap Growth Funds to pay dividends quarterly and SEI VP International Equity, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Funds to pay dividends annually. The Funds make distributions of capital gains, if any, at least annually.


Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


The Funds expect that they will not have to pay income taxes if they distribute all of their net investment income and net realized capital gains at least annually. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to investors when left to accumulate within a variable annuity or variable life insurance contract. The Funds do not expect to be subject to federal excise taxes with respect to undistributed income.


Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

SEI INVESTMENTS / PROSPECTUS                                       39

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP Small Cap Value, SEI VP Small Cap Growth, SEI VP International Equity, SEI VP Emerging Markets Equity, SEI VP Core Fixed Income, SEI VP High Yield Bond and SEI VP Emerging Markets Debt Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI INSURANCE PRODUCTS TRUST -- FOR THE PERIOD ENDED DECEMBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                              Net
                                                            Realized
                                                              and
                                                           Unrealized                 Distributions   Net
                                    Net Asset     Net        Gains     Distributions      from       Asset
                                     Value,    Investment   (Losses)     from Net       Realized     Value,
                                    Beginning    Income        on       Investment       Capital     End of   Total
                                    of Period    (Loss)    Securities     Income          Gains      Period  Return+
--------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------
 2002                                $10.21      $ 0.14      $(1.59)      $(0.14)        $   --      $ 8.62  (14.30)%
--------------------------------------------------------------------------------------------------------------------
 2001                                 10.82        0.12       (0.44)       (0.12)         (0.17)      10.21   (2.91)
--------------------------------------------------------------------------------------------------------------------
 2000(1)                              10.00        0.09        0.82        (0.09)            --       10.82    9.17
--------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
 2002                                $ 5.45      $(0.01)     $(1.72)      $   --         $   --      $ 3.72  (31.74)%
--------------------------------------------------------------------------------------------------------------------
 2001                                  7.48          --       (2.03)          --             --        5.45  (27.14)
--------------------------------------------------------------------------------------------------------------------
 2000(1)                              10.00       (0.01)      (2.51)          --             --        7.48  (25.20)
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------
 2002                                $12.57      $ 0.04      $(1.11)      $(0.04)        $(0.48)     $10.98   (8.56)%
--------------------------------------------------------------------------------------------------------------------
 2001                                 11.83        0.06        1.64        (0.06)         (0.90)      12.57   14.89
--------------------------------------------------------------------------------------------------------------------
 2000(1)                              10.00        0.07        2.13        (0.07)         (0.30)      11.83   22.25
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
 2002                                $ 7.52      $(0.04)     $(2.06)      $   --         $   --      $ 5.42  (27.93)%
--------------------------------------------------------------------------------------------------------------------
 2001                                  9.63       (0.04)      (2.07)          --             --        7.52  (21.91)
--------------------------------------------------------------------------------------------------------------------
 2000(1)                              10.00       (0.04)      (0.33)          --             --        9.63   (3.70)
--------------------------------------------------------------------------------------------------------------------

                                                                                            Ratio of Net
                                                              Ratio of      Ratio of         Investment
                                                   Ratio of     Net        Expenses to    Income (Loss) to
                                                   Expenses  Investment    Average Net      Average Net
                                                      to       Income        Assets            Assets
                                     Net Assets    Average   (Loss) to     (Excluding        (Excluding     Portfolio
                                    End of Period    Net      Average      Waivers and      Waivers and     Turnover
                                    ($ Thousands)   Assets   Net Assets  Reimbursements)  Reimbursements)     Rate
----------------------------------
SEI VP LARGE CAP VALUE FUND
----------------------------------
 2002                                  $43,389       0.85%       1.53%         1.01%             1.37%          21%
----------------------------------
 2001                                   38,888       0.85        1.25          1.14              0.96           42
----------------------------------
 2000(1)                                22,170       0.85        1.25          1.35              0.75           49
----------------------------------
SEI VP LARGE CAP GROWTH FUND
----------------------------------
 2002                                  $33,600       0.85%      (0.19)%        1.03%            (0.37)%         32%
----------------------------------
 2001                                   28,868       0.85       (0.25)         1.19             (0.59)          84
----------------------------------
 2000(1)                                17,236       0.85       (0.26)         1.39             (0.80)          57
----------------------------------
SEI VP SMALL CAP VALUE FUND
----------------------------------
 2002                                  $15,909       1.10%       0.32%         1.30%             0.12%          30%
----------------------------------
 2001                                   15,719       1.10        0.48          1.45              0.13           39
----------------------------------
 2000(1)                                10,498       1.10        0.90          1.66              0.34           98
----------------------------------
SEI VP SMALL CAP GROWTH FUND
----------------------------------
 2002                                  $ 8,325       1.10%      (0.76)%        1.33%            (0.99)%        187%
----------------------------------
 2001                                    9,625       1.10       (0.82)         1.46             (1.18)         151
----------------------------------
 2000(1)                                 8,699       1.10       (0.59)         1.65             (1.14)         116
----------------------------------

40                                       SEI INVESTMENTS / PROSPECTUS

                                                              Net
                                                            Realized
                                                              and
                                                           Unrealized                 Distributions   Net
                                    Net Asset     Net        Gains     Distributions      from       Asset
                                     Value,    Investment   (Losses)     from Net       Realized     Value,
                                    Beginning    Income        on       Investment       Capital     End of   Total
                                    of Period    (Loss)    Securities     Income          Gains      Period  Return+
--------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
 2002                                $ 6.03      $ 0.03      $(1.12)      $(0.03)        $   --      $ 4.91  (18.15)%
--------------------------------------------------------------------------------------------------------------------
 2001                                  7.95        0.01       (1.92)       (0.01)            --        6.03  (24.05)
--------------------------------------------------------------------------------------------------------------------
 2000(1)                              10.00        0.09       (2.05)       (0.09)            --        7.95  (19.60)
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
 2002                                $ 5.54      $(0.02)     $(0.48)      $   --         $   --      $ 5.04   (9.03)%
--------------------------------------------------------------------------------------------------------------------
 2001                                  6.23        0.03       (0.72)          --             --        5.54  (11.08)
--------------------------------------------------------------------------------------------------------------------
 2000(1)                              10.00       (0.05)      (3.72)          --             --        6.23  (37.70)
--------------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------
 2002                                $10.37      $ 0.42      $ 0.61       $(0.42)        $(0.19)     $10.79   10.21%
--------------------------------------------------------------------------------------------------------------------
 2001                                 10.36        0.55        0.23        (0.55)         (0.22)      10.37    7.69
--------------------------------------------------------------------------------------------------------------------
 2000(1)                              10.00        0.45        0.36        (0.45)            --       10.36    8.31
--------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------------------------------
 2002                                $ 8.66      $ 0.66      $(0.20)      $(0.66)        $   --      $ 8.46    5.45%
--------------------------------------------------------------------------------------------------------------------
 2001                                  9.16        0.87       (0.50)       (0.87)            --        8.66    4.00
--------------------------------------------------------------------------------------------------------------------
 2000(1)                              10.00        0.70       (0.84)       (0.70)            --        9.16   (1.51)
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------------------------------------------
 2002                                $10.01      $ 0.87      $ 0.12       $(0.89)        $(0.06)     $10.05    9.98%
--------------------------------------------------------------------------------------------------------------------
 2001                                  9.75        0.96        0.26        (0.96)            --       10.01   12.56
--------------------------------------------------------------------------------------------------------------------
 2000(1)                              10.00        0.76       (0.11)       (0.76)         (0.14)       9.75    6.56
--------------------------------------------------------------------------------------------------------------------

                                                                                            Ratio of Net
                                                              Ratio of      Ratio of         Investment
                                                   Ratio of     Net        Expenses to    Income (Loss) to
                                                   Expenses  Investment    Average Net      Average Net
                                                      to       Income        Assets            Assets
                                     Net Assets    Average   (Loss) to     (Excluding        (Excluding     Portfolio
                                    End of Period    Net      Average      Waivers and      Waivers and     Turnover
                                    ($ Thousands)   Assets   Net Assets  Reimbursements)  Reimbursements)     Rate
----------------------------------
SEI VP INTERNATIONAL EQUITY FUND
----------------------------------
 2002                                  $18,467       1.28%       0.54%         2.08%            (0.26)%         43%
----------------------------------
 2001                                   17,047       1.28        0.19          2.04             (0.57)          41
----------------------------------
 2000(1)                                12,949       1.28        1.61          2.13              0.76           31
----------------------------------
SEI VP EMERGING MARKETS EQUITY FUN
----------------------------------
 2002                                  $ 8,084       1.95%      (0.45)%        3.49%            (1.99)%        183%
----------------------------------
 2001                                    8,824       1.95        0.06          3.70             (1.69)         149
----------------------------------
 2000(1)                                 7,286       1.95       (0.62)         3.52             (2.19)         117
----------------------------------
SEI VP CORE FIXED INCOME FUND
----------------------------------
 2002                                  $61,435       0.60%       3.92%         0.83%             3.69%         485%
----------------------------------
 2001                                   45,394       0.60        5.15          1.00              4.75          423
----------------------------------
 2000(1)                                19,215       0.60        6.10          1.19              5.51          342
----------------------------------
SEI VP HIGH YIELD BOND FUND
----------------------------------
 2002                                  $14,705       0.85%       7.65%         1.22%             7.28%          49%
----------------------------------
 2001                                   12,595       0.85        9.54          1.31              9.08           72
----------------------------------
 2000(1)                                10,427       0.85        9.75          1.51              9.09            5
----------------------------------
SEI VP EMERGING MARKETS DEBT FUND
----------------------------------
 2002                                  $ 9,274       1.35%       8.77%         1.92%             8.20%         116%
----------------------------------
 2001                                    8,239       1.35        9.61          2.07              8.89          201
----------------------------------
 2000(1)                                 6,563       1.35       10.55          2.26              9.64          140
----------------------------------



+ Returns are for the period indicated and have not been annualized.

(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

SEI INVESTMENTS / PROSPECTUS                                       41

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated May 1, 2003, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports will typically list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:

One Freedom Valley Drive
Oaks, PA 19456

By Internet: HTTP://WWW.SEIC.COM


From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-9183.

                          SEI INSURANCE PRODUCTS TRUST
                                   PROSPECTUS

                                 CLASS A SHARES


                                  MAY 1, 2003


                               MONEY MARKET FUND:
                          SEI VP PRIME OBLIGATION FUND

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION


                            INVESTMENT SUB-ADVISER:
                    BANC OF AMERICA CAPITAL MANAGEMENT, LLC


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------

About This Prospectus

SEI Insurance Products Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed exclusively as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class A Shares of the SEI VP Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.


THE BOARD OF TRUSTEES HAS VOTED TO CLOSE AND LIQUIDATE THE FUND. ACCORDINGLY, AS OF AUGUST 29, 2003, THE FUND WILL CEASE OPERATIONS AND DISTRIBUTE ITS REMAINING ASSETS TO SHAREHOLDERS IN LIQUIDATION OF ITS INTERESTS IN THE FUND.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return applicable to the Fund. For more detailed information about the Fund, please see:


Principal Investment Strategies and Risks,
  Performance Information and Expenses                       2
--------------------------------------------------------------
More Information About Fund Investments                      5
--------------------------------------------------------------
Investment Adviser and Sub-Adviser                           5
--------------------------------------------------------------
Purchasing and Selling Fund Shares                           6
--------------------------------------------------------------
Dividends, Distributions and Taxes                           7
--------------------------------------------------------------
Financial Highlights                                         8
--------------------------------------------------------------
How To Obtain More Information About SEI Insurance
  Products Trust                                    Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

Risk/Return Information

The SEI VP Prime Obligation Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND MAY BE SIMILAR TO THOSE OF OTHER RETAIL MUTUAL FUNDS WHICH CAN BE PURCHASED OUTSIDE OF A VARIABLE INSURANCE PRODUCT, AND THAT ARE MANAGED BY THE SAME INVESTMENT ADVISER OR SUB-ADVISER. THE INVESTMENT RESULTS OF THE FUND, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER RETAIL MUTUAL FUNDS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF THE FUND WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER RETAIL MUTUAL FUND, EVEN IF THE OTHER RETAIL MUTUAL FUND HAS THE SAME INVESTMENT ADVISER OR SUB-ADVISER.

2                                       SEI INVESTMENTS / PROSPECTUS

SEI VP PRIME OBLIGATION FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                                    Preserving principal and maintaining liquidity
                                                    while providing current income

SHARE PRICE VOLATILITY:                             Very low

PRINCIPAL INVESTMENT STRATEGY:                      The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

--------------------------------------------------------------------------------

Investment Strategy

The SEI VP Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests in:
(i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements;
(iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with SEC requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than Investment Company Act rules applicable to money market funds.


What are the Risks of Investing in the Fund?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

SEI INVESTMENTS / PROSPECTUS                                       3

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  2001       3.80%
2002           1.36%

BEST QUARTER: 1.36% (03/31/01)


WORST QUARTER: 0.32% (12/31/02)



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002.



                                              1     SINCE
CLASS A SHARES                             YEAR  INCEPTION*
-----------------------------------------------------------
SEI VP Prime Obligation Fund              1.36%     3.54%
-----------------------------------------------------------


* The Fund's inception date is April 5, 2000.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                   0.08%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                   None
---------------------------------------------------------------------
Other Expenses                                             0.75%
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                     0.83%*
---------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

SEI VP Prime Obligation Fund                        0.44%
---------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."


The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------
SEI VP Prime Obligation
  Fund -- Class A Shares          $85       $265       $460       $1,025
-------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not be consistent with the Fund's objectives.


In addition, as shareholders redeem shares of the Fund between the date of this prospectus and the liquidation of the Fund, the Fund may not be able to continue to invest its assets in accordance with its investment policies as a result of the decrease in the Fund's assets. Accordingly, the Fund may not be able to achieve its investment objective and may deviate from its normal investment policies in the period leading up to the liquidation of the Fund.


Investment Adviser and Sub-Adviser

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of December 31, 2002, SIMC had approximately $31.4 billion in assets under management. For the fiscal year ended December 31, 2002, SIMC received investment advisory fees of 0.08% of the average daily net assets of the Fund.


Sub-Adviser and Portfolio Manager


BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP), located at 101 S. Tryon Street, Charlotte, North Carolina 28255, serves as the Sub-Adviser to the Fund. BACAP's Cash Investment Team manages the assets of the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

How to Purchase Fund Shares

Shares are offered on each day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

The Fund offers its Class A Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.


The price per share will be the net asset value per share (NAV) next determined after the Fund receives the insurance companies' purchase orders. The Fund calculates NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time), or as of the close of the Business Day. To receive the current Business Day's NAV, generally the Fund must receive an order in proper form before 4:00 p.m. Eastern time.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

SEI INVESTMENTS / PROSPECTUS                                       7

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund expects that it will not have to pay income taxes if it distributes all of its net investment income and net realized capital gains at least annually. Net investment income and net realized capital gains that the Fund distributes are not currently taxable to investors when left to accumulate within a variable annuity or variable life insurance contract. The Fund does not expect to be subject to Federal excise taxes with respect to undistributed income.

Special tax rates apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI INSURANCE PRODUCTS TRUST -- FOR THE PERIOD ENDED DECEMBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                Net
                                                              Realized
                                                                and
                                                             Unrealized                                         Net
                                  Net Asset                    Gains       Distributions                       Asset
                                   Value,         Net         (Losses)        from Net       Distributions     Value,
                                  Beginning    Investment        on          Investment      from Realized     End of
                                  of Period      Income      Securities        Income        Capital Gains     Period
---------------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------------------------------
 2002                             $   1.00     $    0.01     $      --     $       (0.01)    $         --      $ 1.00
---------------------------------------------------------------------------------------------------------------------
 2001                                 1.00          0.04            --             (0.04)              --        1.00
---------------------------------------------------------------------------------------------------------------------
 2000(1)                              1.00          0.04            --             (0.04)              --        1.00
---------------------------------------------------------------------------------------------------------------------

                                                                                                             Ratio of Net
                                                                                            Ratio of          Investment
                                                               Ratio of     Ratio of       Expenses to         Income to
                                                               Expenses       Net          Average Net        Average Net
                                                                  to       Investment        Assets             Assets
                                             Net Assets End    Average     Income to       (Excluding         (Excluding
                                   Total       of Period         Net        Average        Waivers and        Waivers and
                                  Return+    ($ Thousands)      Assets     Net Assets    Reimbursements)    Reimbursements)
------------------------------
SEI VP PRIME OBLIGATION FUND
------------------------------
 2002                               1.36%    $      11,324        0.44%        1.38%            0.83%                  0.99%
------------------------------
 2001                               3.80            16,203        0.44         3.35             0.93                   2.86
------------------------------
 2000(1)                            4.56             5,685        0.44         6.04             1.14                   5.34
------------------------------



+ Returns are for the period indicated and have not been annualized.

(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

SEI INVESTMENTS / PROSPECTUS                                       9

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated May 1, 2003, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports will typically list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Fund at:

One Freedom Valley Drive
Oaks, PA 19456

By Internet: http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-9183.

                          SEI INSURANCE PRODUCTS TRUST

Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Sub-Advisers:


Alliance Capital Management L.P.
Artisan Partners Limited Partnership
Banc of America Capital Management, LLC
Barclays Global Fund Advisors
BlackRock Advisors, Inc.
BlackRock International, Ltd.
The Boston Company Asset Management, LLC
Capital Guardian Trust Company
Chartwell Investment Partners
David J. Greene and Company, LLC
Emerging Markets Management, L.L.C.
Goldman Sachs Asset Management, L.P.
Iridian Asset Management LLC
Lee Munder Investments, Ltd.
Lloyd George Investment Management
  (Bermuda) Limited
LSV Asset Management
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
McKinley Capital Management Inc.
Mellon Bond Associates, LLP
Metropolitan West Asset Management LLC
Montag & Caldwell, Inc.
Morgan Stanley Investment
  Management Inc.
Nicholas-Applegate Capital Management
Nomura Corporate Research and Asset
  Management Inc.
Oechsle International Advisors
Peregrine Capital Management, Inc.
RS Investment Management, L.P.
Salomon Brothers Asset Management Inc
Sanford C. Bernstein & Co., LLC
Sawgrass Asset Management, LLC
Security Capital Research & Management
  Incorporated
Shenkman Capital Management, Inc.
Sterling Capital Management LLC
Transamerica Investment Management, LLC
Wellington Management Company, LLP
Western Asset Management Company



    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Insurance Products Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated May 1, 2003. Prospectuses may be obtained through SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-342-5734.



    The Trust's financial statements for the fiscal year ended December 31, 2002, including notes thereto and the report of PricewaterhouseCoopers, LLP thereon, are herein incorporated by reference from the Trust's 2002 Annual Report. A copy of the 2002 Annual Report must accompany the delivery of this Statement of Additional Information. The Board of Trustees has voted to close and liquidate each Fund. Accordingly, as of August 29, 2003, each Fund will cease operations and distribute its remaining assets to shareholders in liquidation of their interests in the Funds.



May 1, 2003

                               TABLE OF CONTENTS


The Trust.................................................................   S-3
Investment Objectives and Policies........................................   S-3
Description of Permitted Investments and Risk Factors.....................  S-12
Description of Ratings....................................................  S-35
Investment Limitations....................................................  S-40
The Administrator and Transfer Agent......................................  S-42
The Adviser and The Sub-Advisers..........................................  S-44
Distribution and Shareholder Servicing....................................  S-49
Code of Ethics............................................................  S-50
Trustees and Officers of the Trust........................................  S-50
Performance...............................................................  S-55
Determination of Net Asset Value..........................................  S-56
Purchase and Redemption of Shares.........................................  S-57
Taxes.....................................................................  S-58
Portfolio Transactions....................................................  S-59
Description of Shares.....................................................  S-64
Limitation of Trustees' Liability.........................................  S-64
Voting....................................................................  S-64
Custodians................................................................  S-64
Shareholder Liability.....................................................  S-64
Control Persons and Principal Holders of Securities.......................  S-65
Experts...................................................................  S-68
Legal Counsel.............................................................  S-68



May 1, 2003

                                   THE TRUST


    SEI Insurance Products Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified portfolios. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. All consideration received by the Trust for shares of any class of any portfolio and all assets of such portfolio or class belong to that portfolio or class, respectively, and would be subject to the liabilities related thereto.


    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


    Certain shareholders in one or more of the portfolios may obtain asset allocation services from SEI Investments Management Corporation ("SIMC" or the "Adviser") and other financial intermediaries with respect to their investments in such portfolios. If a sufficient amount of a portfolio's assets are subject to such asset allocation services, a portfolio may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of portfolio shares pursuant to such services. Further, to the extent that the Adviser is providing asset allocation services and providing investment advice to the portfolios, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its allocation clients and the interest of the portfolios.



    This Statement of Additional Information relates to the Class A shares of the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP S&P 500 Index, SEI VP Small Cap Value, SEI VP Small Cap Growth, SEI VP International Equity, SEI VP Emerging Markets Equity, SEI VP Core Fixed Income, SEI VP Bond Index, SEI VP High Yield Bond, SEI VP Emerging Markets Debt and SEI VP Prime Obligation Funds (each a "Fund" and, together, the "Funds").



    The Funds' investment objectives and policies are described below. As shareholders redeem shares of a Fund between the date of this Statement of Additional Information and the liquidation of the Fund, a Fund may not be able to continue to invest its assets in accordance with its investment policies as a result of the decrease in the Fund's assets. Accordingly, a Fund may not be able to achieve its investment objective and may deviate from its normal investment policies in the period leading up to the liquidation of the Fund.


    The investment adviser and investment sub-advisers to the Funds are referred to collectively as "advisers."

                       INVESTMENT OBJECTIVES AND POLICIES

    SEI VP LARGE CAP VALUE FUND--The investment objective of the SEI VP Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in a diversified portfolio of high quality, income producing common stocks of large companies which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above-average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. Investment grade fixed income securities are securities that are rated in one of four highest long-term ratings categories by a nationally recognized statistical ratings organization ("NRSRO") such as those rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts ("REITs"), and shares of other investment companies, and lend its securities to qualified borrowers.

    SEI VP LARGE CAP GROWTH FUND--The investment objective of the SEI VP Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in equity securities of large companies which, in the opinion of the advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    SEI VP S&P 500 INDEX FUND--The SEI VP S&P 500 Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which is comprised of 500 selected securities (most of which are common stocks listed on the New York Stock Exchange). There can be no assurance that the Fund will achieve its investment objective.

    The Fund's ability to duplicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses.

    Adjustments made to accommodate cash flows will track the S&P 500 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index.

    The Fund will normally be invested in all of the stocks and other securities which comprise the S&P 500 Index, except when changes are made to the S&P 500 Index itself. The Fund's policy is to be fully invested in common stocks and other securities included in the S&P 500 Index, and it is expected that cash reserve items would normally be less than 10% of net assets. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the S&P 500 Index.

    The weightings of securities in the S&P 500 Index are based on each security's relative total market value, I.E., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 Index is currently composed of stocks of the 50 largest companies in the S&P 500 Index, and the S&P 500 Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange.


    The Fund's sub-adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued. In addition, the adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's sub-adviser, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the S&P 500 Index and similar reasons. In certain circumstances, the Fund's sub-adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer.


    The equity securities in which the Fund invests are common stocks, preferred stocks, securities convertible into common stock and American Depositary Receipts ("ADRs"). The Fund may also purchase shares of REITs and lend its securities to qualified borrowers.

    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the S&P 500 Index, provided that the value of these contracts does not exceed 20% of the Fund's total assets. The Fund may only purchase those stock index futures contracts--such as futures contracts on the S&P 500 Index--that are likely to closely replicate the performance of the S&P 500 Index. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by S&P and/or Prime-1 by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes.

    The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, implied or express, to the purchasers of the Fund or any member of the public regarding the advisability of investing in index funds or the Fund or the ability of the Index to track general stock market performance.

    SEI VP SMALL CAP VALUE FUND--The investment objective of the SEI VP Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies (I.E., companies with market capitalizations of less than $2 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest in the equity securities of smaller companies which, in the opinion of the advisers, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    SEI VP SMALL CAP GROWTH FUND--The investment objective of the SEI VP Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small growth companies (I.E., companies with market capitalizations of less than $2 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest in the equity securities of smaller growth companies which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. Any remaining assets may be invested in the equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities.

    For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks or larger, more established companies and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.


    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs.



    SEI VP INTERNATIONAL EQUITY FUND--The SEI VP International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. There can be no assurance that the Fund will achieve its investment objective.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in equity securities of non-U.S. issuers located in at least three countries other than the United States. The Fund will invest primarily in companies located in developed countries, but may also invest, to a limited extent, in securities of issuers located in emerging market countries.

    Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Fund expects its investments to include large, intermediate and small capitalization companies.


    The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; options on futures contracts and equity-linked warrants. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 15% of its net assets in illiquid securities. The Fund may also lend its securities to qualified borrowers invest in securities issued by passive foreign investment companies.



    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.



    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 50% of its assets in U.S. and non-U.S. money market instruments and in other U.S. and non-U.S. long- and short-term debt instruments which are rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or which are determined by the advisers to be of comparable quality; maintain a portion of such assets in cash; and invest such assets in obligations of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase or which are determined by the advisers to be of comparable quality.


    SEI VP EMERGING MARKETS EQUITY FUND--The SEI VP Emerging Markets Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market issuers. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of governmental and private issuers in emerging market countries. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities. The Fund may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

    The Fund may invest up to 15% of its total assets in illiquid securities. The Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be subject to its 15% restriction on investment in illiquid securities.

    The Fund may invest up to 10% of its total assets in shares of other investment companies. The Fund may invest in futures contracts and purchase securities on a when-issued or delayed delivery basis. The Fund may also purchase and write options to buy or sell futures contracts and lend its securities to qualified borrowers.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.


    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 20% of its total assets in the equity securities of companies included in the Morgan Stanley Capital International Europe, Australia, Far East Index. These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.



    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs.


    SEI VP CORE FIXED INCOME FUND--The investment objective of the SEI VP Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in fixed income securities that are rated investment grade, I.E., rated in one of the four highest rating categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) debt obligations issued or guaranteed as to principal and interest by the United States Government, its agencies and instrumentalities ("U.S. Government securities"), (iii) municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations,
(iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities, (vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities.

    Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans and
(vi) Yankee obligations. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures and enter into swap transactions, including caps, collars, floors and swaptions. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

    Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at special dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider duration a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity.

    The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on the bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index (the "Lehman Index") for this purpose.


    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may lead to higher transaction costs.


    SEI VP BOND INDEX FUND--The SEI VP Bond Index Fund currently seeks to provide investment results that correspond to the aggregate price and interest performance of the Lehman Index, which tracks the performance of debt securities. There can be no assurance that the Fund will achieve its investment objective.

    The Lehman Index is made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Index includes fixed rate debt issues rated investment grade or higher by one or more NRSROs. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust. Inclusion of a security in the Lehman Index in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

    In seeking to generate results that correspond to the performance of the Lehman Index, the Fund will invest in the following obligations: (i) U.S. Government securities; (ii) investment-grade debt obligations issued by U.S. corporations; (iii) debt obligations issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies;
(iv) mortgage-backed securities, including conventional 15- and 30-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages; (v) asset-backed securities; and (vi) any other issues that are included in the Lehman Index.

    Fixed income securities in which the Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of purchase. Debt securities rated BBB or Baa lack outstanding investment characteristics and have speculative characteristics as well. In the event that a security held by the Fund is downgraded below investment grade, the adviser will promptly review the situation and take appropriate action.

    If an obligation which is included in the Lehman Index on the first day of the month ceases to meet any of the qualifications for inclusion in the Lehman Index during that month, the obligation remains in the Lehman Index through the end of that month and then is eliminated from the Lehman Index. The Fund's sub-adviser, will monitor portfolio securities in order to determine whether any of these obligations have ceased to qualify for inclusion in the Lehman Index. If an obligation has ceased to qualify for inclusion in the Lehman Index as a result of: (i) a lowered investment rating, (ii) an aggregate outstanding principal amount of less than $100 million, or (iii) a remaining maturity that no longer exceeds one year (collectively, "Ineligible Obligations"), the Fund's sub-adviser may either undertake to sell such Ineligible Obligations as quickly as is financially prudent, which may be prior to or later than the time that obligation is removed from the Lehman Index, or may determine to retain the security. To the extent that the Fund's sub-adviser determines to retain Ineligible Obligations, such Ineligible Obligations, together with cash and money market instruments, will not exceed 20% of the Fund's net assets. Although the Fund retains the right to invest up to 20% of its net assets in Ineligible Obligations, cash and money market instruments, these items are expected to constitute less than 10% of the net assets of the Fund. Obligations held by the Fund that became Ineligible Obligations as a result of being rated below investment grade (which securities are often referred to as "junk bonds") will not constitute more than 5% of the Fund's net assets. In addition, cash holdings will not exceed 5% of the Fund's net assets. In addition, obligations that become eligible for inclusion in the Lehman Index during a particular month generally will not actually be included in the Lehman Index until the next month. However, the Fund may elect to purchase any such obligation and deem it to be included in the Lehman Index once it becomes eligible.


    The Fund generally will not hold all of the individual issues which comprise the Lehman Index because of the large number of securities involved. Instead, the Fund will hold a representative sample of the securities in the Index, selecting issues to represent entire "classes" or types of securities in the Lehman Index. Obligations included in the Lehman Index have been categorized by the Fund's sub-adviser into sectors which have been organized on the basis of type of issuer, and then further classified by quality and remaining maturities. The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in the Lehman Index. The Fund's ability to duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses, and the capability of the Fund's sub-adviser to select a representative sample of the securities included in the Lehman Index. To the extent that the size of the Fund's assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels.


    The Fund may invest in restricted securities, including Rule 144A securities, included in the Lehman Index, and lend its securities to qualified borrowers.

    SEI VP HIGH YIELD BOND FUND--The investment objective of the SEI VP High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default.

    The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities;
(ii) asset-backed securities; (iii) zero coupon, pay-in-kind or deferred payment securities; and (iv) variable and floating rate instruments.

    Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities; (ii) preferred stocks;
(iii) equity securities; (iv) investment grade fixed income securities; (v) money market securities; (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities;
(vii) forward foreign currency contracts; and (viii) Yankee obligations. In addition, the Fund may purchase or write options, futures and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

    The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

    This Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

    The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.


    SEI VP EMERGING MARKETS DEBT FUND--The investment objective of the SEI VP Emerging Markets Debt Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of issuers in emerging countries. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in fixed income securities of government, government-related and corporate issuers in emerging market countries and of entities organized to restructure the outstanding debt of such issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; that are organized under the laws of and have a principal office in an emerging market country; or that are government issuers located in an emerging market country.

    Emerging market country fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities, including bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, preferred stock, loan participations and assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. The Fund may invest in Brady Bonds, which are debt securities issued by debtor nations to restructure their outstanding external indebtedness, and which comprise a significant portion of the emerging debt market.

    The Fund's investments in high yield government, government-related and restructured debt securities will consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions);
(ii) debt securities or obligations issued by government-owned, controlled or sponsored entities located in emerging market countries (including participations in loans between governments and financial institutions); and
(iii) interests in structured securities of issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Even though many of these securities are issued by governmental issuers, they may still be considered junk bonds on account of the governmental issuer's poor credit rating. The Fund may also purchase investment grade obligations of the foregoing governmental issuers.

    The Fund's investments in debt securities of corporate issuers in emerging market countries may include high yield or investment grade debt securities or other obligations issued by: (i) banks located in emerging market countries or by branches of emerging market country banks located in other emerging market countries; or (ii) companies organized under the laws of an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with the Fund's objective. The Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed-income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements, may purchase when-issued and delayed-delivery securities, lend portfolio securities and invest in shares of other investment companies. The Fund may purchase restricted securities and may invest up to 15% of the value of its total assets in illiquid securities. The Fund may invest in options and futures for hedging purposes, and may enter into swaps or related transactions. The Fund may invest in receipts, zero coupon securities, pay-in-kind bonds, Eurobonds, dollar rolls, and deferred payment securities.

    The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Generally, the Fund's investments are expected to be in the lower and lowest rating categories established by internationally recognized credit rating organizations or determined to be of comparable quality. Such securities, commonly known as "junk bonds," involve significantly greater risks, including price volatility and the risk of default of payment of interest and principal, than higher rated securities.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    There is no limit on the percentage of the Fund's assets that may be invested in non-U.S. dollar denominated securities. However, it is expected that the majority of the Fund's assets will be denominated in U.S. dollars.

    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

    SEI VP PRIME OBLIGATION FUND--The SEI VP Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. The Fund will attempt to maintain a constant $1.00 net asset value per share. There can be no assurance that the Fund will achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.


    Under normal circumstances, the Fund will invest exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper (including asset-backed commercial paper) rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment, or, if not rated, determined by the sub-adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements at the time of investment, provided that such obligations are rated in the top two NRSROs or short-term rating categories by two or more or one NRSRO if only one NRSRO has rated the security at the time of investment or, if not rated, determined by the sub-adviser to be of comparable quality; (iii) short-term corporate obligations rated (including asset backed securities) AAA or AA by S&P or Aaa or Aa by Moody's at the time of investment or, if not rated, determined by the sub-adviser to be of comparable quality;
(iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and U.S. Government securities; and
(vi) repurchase agreements involving any of the foregoing obligations. The Fund may lend its securities to qualified borrowers.


             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    AMERICAN DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS, CONTINENTAL DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the reciept's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization. A Fund may also invest in other asset-backed securities that may be created in the future if the advisers determine that they are suitable.

    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    BRADY BONDS--Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

    Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund invests in likely to be acquired at a discount, which involves certain additional considerations.

    Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is negotiable interest bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--The term commercial paper is used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. (See "Description of Ratings".)

    CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or Government National Mortgage Association ("GNMA")-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    EQUITY-LINKED WARRANTS--Equity-linked warrants provide a way for investors to access foreign markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position the shares are sold and the warrant redeemed with the proceeds.

    Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be redeemed at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.

    There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker, (but the advisers can mitigate this by only purchasing from issuers with the highest credit rating). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. In addition, certain issuers of such warrants may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and other rights to acquire such instruments. Equity securities may be listed on exchanges or traded in the over-the-counter market. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of fund securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    Investments in the equity securities of small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

    THE EURO--The single currency for the European Economic and Monetary Union ("EMU") began replacing the national currencies for participating countries on January 1, 1999 and is scheduled to be completed in July 2002. At the end of that period, use of the euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the euro.

    Implementation of this plan means that financial transactions and market information in participating countries, including share quotations and company accounts, will be denominated in euros. A significant percentage of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

    Although it is not possible to predict the eventual impact of the Euro implementation plan on the Funds, the transition to the Euro has changed the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the advisers may need to adapt their investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The ongoing transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.

    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's advisers. The "Appendix" to this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the adviser will review the situation and take appropriate action with regard to the security.

    FOREIGN CURRENCY TRANSACTIONS--Certain of the Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies.

    FOREIGN AND EMERGING MARKET SECURITIES--Foreign and emerging market securities may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, a Fund may invest in ADRs traded on registered exchanges or NASDAQ. While a Fund expects to invest primarily in sponsored ADRs, a joint arrangement between the issuer and the depositary, some ADRs may be unsponsored. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

    In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

    FORWARD FOREIGN CURRENCY CONTRACTS--A forward foreign currency contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract, agreed upon by the parties, at a price set at the time of contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of fund securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

    Also, when an adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging and risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will seek to minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, and that amount will be marked to market on a daily basis.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES--Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the

International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations over 7 days in length.

    The SEI VP Emerging Markets Equity Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance its capital appreciation potential. Investments in special situations may be illiquid, as determined by the SEI VP Emerging Markets Equity Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the SEI VP Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.

    INVESTMENT COMPANIES--Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. A Fund does not intend to invest in other investment companies unless, in the judgment of its advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

    LOAN PARTICIPATIONS AND ASSIGNMENTS--Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank,

(rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

    Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

    LOWER RATED SECURITIES--Lower-rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. These securities are rated lower than "Baa" or "BBB" by an NRSRO. These ratings indicate that the obligations are speculative and may be in default. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

    The high yield market is relatively new and its growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

    Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

    CERTAIN DISTRIBUTION REQUIREMENTS. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Money market securities are dollar- and nondollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of U.S. and foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) commercial paper issued by U.S. and foreign corporations; (iv) repurchase agreements involving any of the foregoing obligations entered into with banks and broker-dealers; and (v) foreign government obligations.

    MORTGAGE-BACKED SECURITIES--Mortgage-backed securities in which the Funds (except the SEI VP Prime Obligation Fund) may invest represent pools of mortgage loans assembled for sale to investors by various government agencies such as the GNMA and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). The SEI VP High Yield Bond Fund also may invest in pools of mortgage loans from nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the SEI VP Core Fixed Income Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Fannie Mae and the FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. It is possible that payments on one class of parallel pay security may be deferred or subordinated to payments on other classes. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" or "covered rolls" are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, the Fund will place liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    NON-DIVERSIFICATION--The SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

    OBLIGATIONS OF SUPRANATIONAL AGENCIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

    OPTIONS--A Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. Alternatively, a Fund may choose to terminate an option position by entering into a closing transaction. All settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will otherwise cover the transaction. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor.

If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A segregated account is maintained to cover the difference between the closing price of the index and the exercise price of the index option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, the ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    PUT TRANSACTIONS--A Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's advisers believe present minimum credit risks, and the Fund's advisers would use their best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of fund securities that a Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

    REITS--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. A Fund's advisers enter into repurchase agreements only with financial institutions that they deem to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit a Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. A Fund's sub-advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor.

    SECURITIES LENDING--A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its advisers, or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

    SHORT SALES--Selling securities short involves selling securities the Fund does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    STOCK INDEX FUTURES--A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

    No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, call "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The nature of initial and variation margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, the margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. The value of the contract usually will vary in direct proportion to the total face value. Market value of a stock index futures position is defined as the closing value of the index multiplied by 500 times the number of contracts held.

    A Fund's ability to effectively utilize futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

    In considering the proposed use of futures contracts, particular note should be taken that futures contracts relate to the anticipated levels at some point in the future not to the current level of the underlying instrument; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself. There is, in addition, a risk that movements in the price of futures contracts will not correlate with the movement in prices of the stock index being tracked. There may be several reasons unrelated to the value of the underlying securities which causes this situation to occur. First, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities markets and the futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. The Fund will not engage in transactions in futures contracts for speculative purposes.

    STRUCTURED SECURITIES--The SEI VP Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such Structured Securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

    A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

    Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to the another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

    Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

    Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

    Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

    A Fund will enter into swaps only with counterparties that the advisers believe to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.

    TIME DEPOSITS--Time deposits are a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Agencies of the United States Government that issue obligations, including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. A Fund may purchase securities issued or guaranteed by the GNMA which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools.

    Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). No Fund may actively trade STRIPS. STRIPS are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian, or otherwise. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Fund's sub-advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. The Fund's sub-advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average fund maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    A Fund will earmark or segregate cash or liquid securities in an amount at least equal in value to that Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund involved will earmark or segregate additional cash or liquid securities in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    To avoid any leveraging concerns, a Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             DESCRIPTION OF RATINGS

                          MOODY'S RATINGS DEFINITIONS

LONG TERM

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
      Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

                     STANDARD & POOR'S RATINGS DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditor's rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM

INVESTMENT GRADE

AAA   Debt rated 'AAA' has the highest rating assigned by S&P.
      Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payment are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c The letter 'C' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

------------------------

*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R. Not rated.

    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt ratings. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

    NOTE: The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

SHORT-TERM

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".
A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Debt rated "B" is regarded as having only speculative capacity for timely payment.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the obligation is in payment default.

                        FITCH, INC. RATINGS DEFINITIONS

LONG-TERM

INVESTMENT GRADE
AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
      This is the lowest investment-grade category.

SPECULATIVE GRADE
BB    Speculative. "BB" ratings indicate that there is a
      possibility of credit risk developing, particularly as the result of adverse economic change over time; however,
      business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this
      category are not investment grade.
B     Highly speculative. "B" ratings indicate that significant
      credit risk is present, but a limited margin of safety
      remains. Financial commitments are currently being met;
      however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC   High default risk. Default is a real possibility. Capacity
CC    for meeting financial commitments is solely reliant upon
C     sustained, favorable business or economic developments. A
      "CC" rating indicates that default of some kind appears
      probable. "C" ratings signal imminent default.
DDD   Default. The ratings of obligations in this category are
DD    based on their prospects for achieving partial or full
D     recovery in a reorganization or liquidation of the obligor.
      While expected recovery values are highly speculative and
      cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest
      potential for recovery, around 90%-100% of outstanding
      amounts and accrued interest. "DD" indicates potential
      recoveries in the range of 50%-90%, and "D" the lowest
      recovery potential, i.e., below 50%.
      Entities rated in this category have defaulted on some or
      all of their obligations. Entities rated "DDD" have the
      highest prospect for resumption of performance or continued
      operation with or without a formal reorganization process.
      Entities rated "DD" and "D" are generally undergoing a
      formal reorganization or liquidation process; those rated
      "DD" are likely to satisfy a higher portion of their
      outstanding obligations, while entities rated "D" have a
      poor prospect for repaying all obligations.

SHORT-TERM

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added
          "+" to denote any exceptionally strong credit feature.
F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B         Speculative. Minimal capacity for timely payment of
          financial commitments, plus vulnerability to near-term
          adverse changes in financial and economic conditions.
C         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D         Default. Denotes actual or imminent payment default.

    NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1".

    "NR" indicates that Fitch, Inc. does not rate the issuer or issue in question.

    "WITHDRAWN": A rating is withdrawn when Fitch, Inc. deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

    RATING ALERT: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


    The following investment limitations are fundamental policies of each Fund and may not be changed without shareholder approval.


A Fund may not:


1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the SEI VP Emerging Markets Debt Fund. The SEI VP Prime Obligation Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.


2. Purchase any securities which could cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (and, in the case of the SEI VP Prime Obligation Fund, to securities issued or guaranteed by domestic banks).

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
    (ii) commodities
    contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES


    The following investment limitations are non-fundamental policies of each Fund and may be changed by the Trust's Board of Trustees without shareholder approval.


A Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule or order thereunder.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities (10% for the SEI VP Prime Obligation
    Fund).

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities (10% for the SEI VP Prime Obligation Fund).

    Unless otherwise noted, compliance with all investment limitations (except for the borrowing limitations) in this Statement of Additional Information and the Prospectus(es) are measured at the time of purchase of a security.

                      THE ADMINISTRATOR AND TRANSFER AGENT


    SEI Investments Fund Management ("SEI Management" or the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.



    The Trust and SEI Management have entered into an administration and transfer agency agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (b) by the Administrator on not less than 90 days written notice to the Trust.



    For providing these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, as a percentage of the average daily net assets of each Fund at the following rates:



FUND                                                          ADMINISTRATION FEE
------------------------------------------------------------  ------------------
SEI VP Large Cap Value Fund.................................         0.35%
SEI VP Large Cap Growth Fund................................         0.35%
SEI VP S&P 500 Index Fund...................................         0.22%
SEI VP Small Cap Value Fund.................................         0.35%
SEI VP Small Cap Growth Fund................................         0.35%
SEI VP International Equity Fund............................         0.45%
SEI VP Emerging Markets Equity Fund.........................         0.65%
SEI VP Bond Index Fund......................................         0.35%
SEI VP Core Fixed Income Fund...............................         0.28%
SEI VP High Yield Bond......................................         0.35%
SEI VP International Fixed Income Fund......................         0.60%
SEI VP Emerging Markets Debt Fund...........................         0.65%
SEI VP Prime Obligation Fund................................         0.42%



    SEI Investments Management Corporation ("SIMC") and SEI Management have agreed, on a voluntary basis, to waive a portion of their Management/Administration Fees and/or reimburse Other Expenses to the extent necessary to keep Total Operating Expenses from exceeding certain levels.


    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For each Fund, the following table shows (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's voluntary fees waived for the fiscal years ended December 31, 2000, 2001 and 2002:


                                                                               ADMINISTRATIVE FEES
                                    ADMISTRATIVE FEES PAID                            WAIVED
                                            (000)                                     (000)
                             ------------------------------------      ------------------------------------
                              2000**         2001          2002         2000**         2001          2002
                             --------      --------      --------      --------      --------      --------
SEI VP Large Cap Value
 Fund..................        $ 0           $ 54          $123          $43           $54           $ 24
SEI VP Large Cap Growth
 Fund..................        $ 0           $ 20          $ 66          $43           $58           $ 44
SEI VP S&P 500 Index
 Fund..................        *             *             *             *             *             *
SEI VP Small Cap Value
 Fund..................        $ 0           $  6          $ 24          $23           $40           $ 32
SEI VP Small Cap Growth
 Fund..................        $ 0           $  2          $ 10          $22           $29           $ 20
SEI VP International
 Equity Fund...........        $ 0           $  0          $  0          $40           $67           $ 80
SEI VP Emerging Markets
 Equity Fund...........        $ 0           $  0          $  0          $40           $50           $ 58
SEI VP Core Fixed
 Income Fund...........        $ 0           $  0          $ 37          $25           $91           $116
SEI VP Bond Index
 Fund..................        *             *             *             *             *             *
SEI VP High Yield Bond
 Fund..................        $ 0           $  0          $  0          $26           $41           $ 48
SEI VP Emerging Markets
 Debt Fund.............        $ 0           $ 18          $ 51          $29           $30           $ 21
SEI VP Prime Obligation
 Fund..................        $ 0           $  0          $  6          $16           $38           $ 57

                                    REIMBURSEMENT
                                   BY ADMINISTRATOR
                                        (000)
                         ------------------------------------
                          2000**         2001          2002
                         --------      --------      --------
SEI VP Large Cap Value
 Fund..................    $14           $ 0           $ 0
SEI VP Large Cap Growth
 Fund..................    $18           $ 0           $ 0
SEI VP S&P 500 Index
 Fund..................    *             *             *
SEI VP Small Cap Value
 Fund..................    $12           $ 0           $ 0
SEI VP Small Cap Growth
 Fund..................    $12           $ 0           $ 0
SEI VP International
 Equity Fund...........    $32           $41           $55
SEI VP Emerging Markets
 Equity Fund...........    $38           $61           $42
SEI VP Core Fixed
 Income Fund...........    $25           $14           $ 0
SEI VP Bond Index
 Fund..................    *             *             *
SEI VP High Yield Bond
 Fund..................    $19           $10           $ 0
SEI VP Emerging Markets
 Debt Fund.............    $ 0           $ 0           $ 0
SEI VP Prime Obligation
 Fund..................    $10           $ 7           $ 0


 *  Not in operation during such period.

**  For fiscal period of April 5, 2000 to December 31, 2001.

                        THE ADVISER AND THE SUB-ADVISERS


    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SIMC and its affiliates currently serve as manager or administrator to more than 9 investment companies, including more than 53 funds, with more than $31.4 billion in assets as of December 31, 2002.


    SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Fund's shareholders. The exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the sub-advisers under all such sub-advisory agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its sub-advisers.


    SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of the Adviser and the Board of Trustees, a number of sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to these Funds. Sub-advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.



    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.


    For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):


FUND                                                          ADVISORY FEE
------------------------------------------------------------  ------------
SEI VP Large Cap Value Fund.................................     0.35%
SEI VP Large Cap Growth Fund................................     0.40%
SEI VP S&P 500 Index Fund...................................     0.03%
SEI VP Small Cap Value Fund.................................     0.65%
SEI VP Small Cap Growth Fund................................     0.65%
SEI VP International Equity Fund............................     0.51%
SEI VP Emerging Markets Equity Fund.........................     1.05%
SEI VP Core Fixed Income Fund...............................     0.28%
SEI VP Bond Index Fund......................................     0.07%
SEI VP High Yield Bond Fund.................................     0.49%
SEI VP Emerging Markets Debt Fund...........................     0.85%
SEI VP Prime Obligation Fund................................     0.08%



    SIMC pays the sub-advisers a fee out of its advisory fee, which fee is based on a percentage of the average monthly market value of the assets managed by each sub-adviser.

    For each Fund, the following table shows (i) the dollar amount of fees paid to SIMC by the Funds; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended December 31, 2000, 2001 and 2002:



                                                                                           ADVISORY FEES WAIVED
                                               ADVISORY FEES PAID (000)                           (000)
                                         ------------------------------------      ------------------------------------
                                          2000**         2001          2002         2000**         2001          2002
                                         --------      --------      --------      --------      --------      --------
SEI VP Large Cap Value Fund............    $39           $ 72          $104          $ 4           $36           $43
SEI VP Large Cap Growth Fund...........    $43           $ 72          $113          $ 6            17           $12
SEI VP S&P 500 Index Fund..............    *             *             *             *             *             *
SEI VP Small Cap Value Fund............    $41           $ 80          $105          $ 2           $ 5           $ 0
SEI VP Small Cap Growth Fund...........    $39           $ 54          $ 57          $ 1           $ 3           $ 0
SEI VP International Equity Fund.......    $41           $ 69          $ 84          $ 4           $ 6           $ 7
SEI VP Emerging Markets Equity Fund....    $45           $ 57          $ 56          $19           $25           $37
SEI VP Core Fixed Income Fund..........    $21           $ 66          $142          $ 4           $23           $ 8
SEI VP Bond Index Fund.................    *             *             *             *             *             *
SEI VP High Yield Bond Fund............    $32           $ 54          $ 64          $ 5           $ 3           $ 2
SEI VP Emerging Markets Debt Fund......    $26           $ 39          $ 28          $12           $24           $27
SEI VP Prime Obligation Fund...........    $ 3           $  7          $ 11          $ 0           $ 0           $ 0


 *  Not in operation during such period.

**  For fiscal period of April 5, 2000 to December 31, 2001.


    For each Fund, the following table shows (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the sub-advisers' voluntary fee waivers for the fiscal years ended December 31, 2000, 2001 and 2002:



                                                           SUB-ADVISORY                  SUB-ADVISORY FEES
                                                         FEES PAID (000)                    WAIVED (000)
                                                  ------------------------------   ------------------------------
                                                   2000**      2001       2002      2000*       2001       2002
                                                  --------   --------   --------   --------   --------   --------
SEI VP Large Cap Value Fund.....................    $21        $31        $38        $ 0        $ 0        $ 0
SEI VP Large Cap Growth Fund....................    $24        $43        $63        $ 0        $ 0        $ 0
SEI VP S&P 500 Index Fund.......................    *          *          *          *          *          *
SEI VP Small Cap Value Fund.....................    $31        $65        $79        $ 0        $ 0        $ 0
SEI VP Small Cap Growth Fund....................    $31        $44        $41        $ 0        $ 0        $ 0
SEI VP International Equity Fund................    $28        $47        $56        $ 0        $ 0        $ 0
SEI VP Emerging Markets Equity Fund.............    $37        $45        $42        $ 0        $ 0        $ 0
SEI VP Core Fixed Income Fund...................    $ 8        $29        $50        $ 0        $ 0        $ 0
SEI VP Bond Index Fund..........................    *          *          *          *          *          *
SEI VP High Yield Bond Fund.....................    $21        $33        $41        $ 0        $ 0        $ 0
SEI VP Emerging Markets Debt Fund...............    $19        $28        $32        $ 0        $ 0        $ 0
SEI VP Prime Obligation Fund....................    $ 3        $ 7        $ 9        $ 0        $ 0        $ 0


 *  Not in operation during such period.

**  For fiscal period of April 5, 2000 to December 31, 2001.


    For the fiscal years ended December 31, 2000, 2001 and 2002, SIMC paid LSV, which is an affiliated person of SIMC, as follows:



                                                         FEES PAID (000)                 FEE WAIVERS (000)
                                                  ------------------------------   ------------------------------
                                                   2000*       2001       2002      2000*       2001       2002
                                                  --------   --------   --------   --------   --------   --------
SEI VP Large Cap Value Fund.....................    $10        $16        $33         $0         $0         $0
SEI VP Small Cap Value Fund.....................    $25        $33        $41         $0         $0         $0


*   For fiscal period of April 5, 2000 to December 31, 2000.

THE SUB-ADVISERS


    ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is the general partner. Alliance Capital Management Holding L.P. ("Alliance Holding") owns approximately 30.7% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of December 30, 2002, AXA Financial, together with ACMC and certain of its wholly-owned subsidiaries, beneficially owned approximately 1.9% of the outstanding Alliance Holding Units and 55.7% of economic interest in Alliance Capital. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French insurance holding company.



    ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") has been approved as a sub-adviser for a portion of the assets of the SEI VP Small Cap Value Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994 and is a registered investment adviser.



    BANC OF AMERICA CAPITAL MANAGEMENT, LLC--Bank of America Capital Management, LLC ("BACAP") serves as the sub-adviser to the SEI VP Prime Obligation Fund. BACAP is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation.



    BARCLAYS GLOBAL FUND ADVISORS--Barclays Global Fund Advisors ("BGFA") has been approved as the sub-adviser to the SEI VP S&P 500 Index and SEI VP Large Cap Value Funds. BGFA is wholly-owned by Barclays Global Investors, N.A. and is a registered investment adviser.



    BLACKROCK ADVISORS, INC.--BlackRock Advisors, Inc. ("BlackRock") has been approved as a sub-adviser for a portion of the assets of the SEI VP Core Fixed Income Fund. BlackRock is a wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority-owned indirect subsidiary of the PNC Financial Services Group, Inc. BlackRock, a registered investment adviser, is a Delaware corporation.



    BLACKROCK INTERNATIONAL, LTD.--BlackRock International, Ltd. ("BlackRock Ltd.") has been approved as a sub-adviser for a portion of the assets of the SEI VP International Equity Fund. BlackRock Ltd. is a wholly-owned indirect subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc.



    THE BOSTON COMPANY ASSET MANAGEMENT, LLC--The Boston Company Asset Management, LLC ("The Boston Company") has been approved as a sub-adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation.



    CAPITAL GUARDIAN TRUST COMPANY--Capital Guardian Trust Company ("Capital Guardian") serves as a sub-adviser for a portion of the assets of the SEI VP International Equity Fund. Capital Guardian, a wholly-owned subsidiary of The Capital Group, was founded in 1968 and is a registered investment adviser.



    CHARTWELL INVESTMENT PARTNERS--Chartwell Investment Partners ("Chartwell") has been approved as a sub-adviser for a portion of the assets of the SEI VP Small Cap Value Fund. Chartwell is an employee-owned firm founded on April 1, 1997 and is a registered investment adviser.



    DAVID J. GREENE AND COMPANY, LLC--David J. Greene and Company, LLC ("David
J. Greene") has been approved as a sub-adviser to a portion of the assets of the SEI VP Small Cap Value Fund. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm.



    EMERGING MARKETS MANAGEMENT, L.L.C.--Emerging Markets Management, L.L.C. ("EMM") has been approved as a sub-adviser for the portion of the assets of the SEI VP Emerging Markets Equity Fund allocated to EMM. EMM is owned by Emerging Markets Investors Corporation, which in-turn is majority owned by Antioine van Agtmael and Michael Duffs.



    GOLDMAN SACHS ASSET MANAGEMENT, L.P.--Goldman Sachs Asset Management, L.P. ("GSAM") serves as a sub-adviser for a portion of the assets of the SEI VP Large Cap Growth Fund. GSAM is part of the Investment Management Division and an affiliate of Goldman, Sachs & Co.



    IRIDIAN ASSET MANAGEMENT LLC--Iridian Asset Management LLC ("Iridian") has been approved as a sub-adviser for a portion of the assets of the SEI VP Large Cap Value Fund. Iridian, a registered investment adviser, is 61% owned by Bank of Ireland and 39% owned by its employees.



    LEE MUNDER INVESTMENTS, LTD.--Lee Munder Investments, Ltd. ("LMIL") serves as a sub-adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 77% owned by employees and 23% owned by Castanea
Partners, Inc.



    LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED--Lloyd George Investment Management (Bermuda) Limited ("LGIM") has been approved as a sub-adviser to the portion of the assets of the SEI VP Emerging Markets Equity Fund allocated to LGIM. LGIM is a wholly-owned subsidiary of Lloyd George Management (BVI) Ltd. and was founded in 1991. Robert Lloyd George is a principal owner of the firm and 67% is owned by current active employees.



    LSV ASSET MANAGEMENT--LSV Asset Management ("LSV") serves as a sub-adviser to a portion of the assets of the SEI VP Large Cap Value and SEI VP Small Cap Value Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV.



    MARTINGALE ASSET MANAGEMENT, L.P.--Martingale Asset Management, L.P. ("Martingale") has been approved as a sub-adviser for a portion of the assets of the SEI VP Small Cap Value Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale.



    MAZAMA CAPITAL MANAGEMENT, LLC--Mazama Capital Management, Inc. ("Mazama"), has been approved as a sub-adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. Mazama, a registered investment adviser, is 93% employee-owned.



    MCKINLEY CAPITAL MANAGEMENT INC.--McKinley Capital Management Inc. ("McKinley Capital") has been approved as a sub-adviser to a portion of the assets of the SEI VP Small Cap Growth and SEI VP Large Cap Growth Funds. McKinley Capital was founded in 1990 and is wholly-owned by its employees.



    MELLON BOND ASSOCIATES, LLP--Mellon Bond Associates, LLP ("MBA") has been approved as the sub-adviser to the SEI VP Bond Index Fund. MBA is a limited liability partnership, which is majority owned by its limited partner, Mellon Bank, N.A. Mellon Bank, N.A., is in turn a wholly-owned subsidiary of Mellon Financial Corporation.



    METROPOLITAN WEST ASSET MANAGEMENT LLC--Metropolitan West Asset Management LLC ("MWAM") has been approved as a sub-adviser for a portion of the assets of the SEI VP Core Fixed Income Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.



    MONTAG & CALDWELL, INC.--Montag & Caldwell, Inc. ("Montag") has been approved as a sub-adviser to a portion of the assets of the SEI VP Large Cap Growth Fund. Montag was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell.

    MORGAN STANLEY INVESTMENT MANAGEMENT INC.--Morgan Stanley Investment Management Inc. ("MSIM Inc.") has been approved as a sub-adviser for a portion of the assets of the SEI VP International Equity Fund. MSIM Inc. is a wholly-owned subsidiary of Morgan Stanley.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") has been approved as a sub-adviser to a portion of the assets of the SEI VP High Yield Bond Fund. Nicholas-Applegate is an affiliate of Allianz AG. Allianz AG owns Allianz of America, Inc., which in turn, through its wholly-owned subsidiary Allianz Dresner Asset Management, owns Nicholas-Applegate.



    NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") has been approved as a sub-adviser to a portion of the assets of the SEI VP High Yield Bond Fund. Nomura, a subsidiary of Nomura Holding America Inc., is a registered investment adviser.



    OECHSLE INTERNATIONAL ADVISORS--Oechsle International Advisors ("Oechsle") serves as a sub-adviser for a portion of the assets of the SEI VP International Equity Fund. Oechsle is controlled by Oechsle Group, LLC ("OIA Group"), which owns approximately 45% of Oechsle. The Executive Committee of OIA Group, whose members are L. Sean Roche, Steven P. Langer, S. Dewey Keesler and Warren R. Walker, also exercises control of Oechsle. Each member of OIA Group owns less than 25% of the firm.



    PEREGRINE CAPITAL MANAGEMENT, INC.--Peregrine Capital Management, Inc. ("Peregrine") serves as a sub-adviser for a portion of the assets of the SEI VP Large Cap Growth Fund. Peregrine, a registered investment adviser, is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A.



    RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM"), has been approved as a sub-adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. RSIM, an employee-owned organization, is a registered investment adviser.



    SALOMON BROTHERS ASSET MANAGEMENT INC--Salomon Brothers Asset Management Inc ("SBAM") serves as the sub-adviser for the assets of the SEI VP Emerging Markets Debt Fund. SBAM is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is wholly-owned by Citigroup Inc.



    SANFORD C. BERNSTEIN & CO., LLC--Sanford C. Bernstein & Co., LLC ("Bernstein"), has been approved as a sub-adviser to a portion of the assets of the SEI VP Large Cap Value Fund. Bernstein, a registered broker-dealer and investment adviser, is a Delaware limited liability company located at 767 Fifth Avenue, New York, New York 10153, and an indirect wholly-owned subsidiary of Alliance Capital Management L.P. ("Alliance Capital"). Bernstein manages value oriented investment portfolios through and with the assistance of the Bernstein Investment Research and Management Unit of Alliance Capital.



    SAWGRASS ASSET MANAGEMENT, LLC--Sawgrass Asset Management, LLC ("Sawgrass") serves as a sub-adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. Sawgrass, an entrepreneurial startup by an experienced team of investment professionals, was founded in 1998. Sawgrass, a registered investment adviser, is primarily owned by the members of Sawgrass Asset Management Inc. and Amsouth Bank Corporation.



    SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED--Security Capital Research & Management Incorporated ("SC-R&M") has been approved as a sub-adviser for a portion of the assets of the SEI VP Small Cap Value Fund. SC-R&M, a registered investment adviser, is 100% owned by General Electric Capital Services, Inc.



    SHENKMAN CAPITAL MANAGEMENT, INC.--Shenkman Capital Management, Inc. ("Shenkman") serves as a sub-adviser to a portion of the assets of the SEI VP High Yield Bond Fund. Shenkman, a registered investment adviser, founded in 1985, specializes in the management of high yield assets and is independently owned.

    STERLING CAPITAL MANAGEMENT LLC--Sterling Capital Management LLC ("Sterling") serves as a sub-adviser for a portion of the assets of the SEI VP Small Cap Value Fund. Sterling, a registered investment adviser, is 100% employee owned.



    TRANSAMERICA INVESTMENT MANAGEMENT, LLC--Transamerica Investment Management, LLC ("TIM") has been approved as a sub-adviser to a portion of the assets of the SEI VP Large Cap Growth Fund. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.



    WELLINGTON MANAGEMENT COMPANY, LLP--Wellington Management Company, LLP ("Wellington Management"), serve as a sub-adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.



    WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a sub-adviser for a portion of the assets of the SEI VP Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds.



    The advisory agreement and certain of the sub-advisory agreements provide that SIMC (or any sub-adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.



    The continuance of each advisory and sub-advisory agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or a sub-adviser, or by the Adviser or a sub-adviser on 90 days' written notice to the Trust.


                     DISTRIBUTION AND SHAREHOLDER SERVICING


    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement with the Trust ("Distribution Agreement"). The Distribution Agreement shall be approved at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person or at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.


    The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


                                 CODE OF ETHICS


    The Trust's Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, sub-advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.


                       TRUSTEES AND OFFICERS OF THE TRUST


    BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


    MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.


INTERESTED TRUSTEES.



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1999)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments Global, Limited, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1999)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1978; Secretary of SEI Investments since 1974. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional

International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



INDEPENDENT TRUSTEES.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1999)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1999)--Attorney, Sole Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Research Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1999)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    BOARD STANDING COMMITTEES. The Board has established the following standing committees:


    - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related

------------------------


 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Adviser and Distributor.

  management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the most recently completed Trust fiscal year.



    - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 15 times in the most recently completed Trust fiscal year.



    - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.



    BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser and the Sub-Advisers," the Board's continuance of a Fund's advisory and each sub-advisory agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and
(ii) by the vote of a majority of the Trustees who are not parties to the advisory and each sub-advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each advisory and sub-advisory agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and sub-advisers. The Trustees use this information, as well as other information that the Adviser, the sub-advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each advisory and sub-advisory agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues related to the advisory and each sub-advisory agreement.



    Before meeting for the renewal of the advisory or sub-advisory agreements, the Board requested and received written materials from the Adviser and each sub-adviser about: (a) the quality of the Adviser's and sub-adviser's investment management and other services; (b) the Adviser's and sub-adviser's investment management personnel; (c) the Adviser's and sub-adviser's operations and financial condition;

(d) the Adviser's and sub-adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and each sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and each sub-adviser's profitability from its Fund-related operations; (h) the Adviser's and sub-adviser's compliance systems;
(i) the Adviser's and sub-adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser's and sub-adviser's reputation, expertise and resources in domestic financial markets; and (k) a Fund's performance compared with similar mutual funds.



    At the meeting, representatives from the Adviser and sub-advisers presented additional oral and written information to the Board to help the Board evaluate the Adviser's and sub-adviser's fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's and sub-advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the advisory and each sub-advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.



    Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously approved the continuation of the advisory and each sub-advisory agreement for another year in consideration that: (i) the terms of the advisory and each sub-advisory agreement are fair and reasonable; and (ii) the Adviser's and each sub-adviser's fees are reasonable in light of the services that the Adviser and the sub-advisers provide to the Funds.


    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                    AGGREGATE DOLLAR RANGE OF SHARES
            NAME              DOLLAR RANGE OF FUND SHARES (FUND)*           (FUND COMPLEX)*
----------------------------  -----------------------------------   --------------------------------
Mr. Nesher..................                  None                            Over $100,000
Mr. Doran...................                  None                                     None
Mr. Gooch...................                  None                            Over $100,000
Mr. Storey..................                  None                                     None
Mr. Sullivan................                  None                                     None
Ms. Greco...................                  None                                     None


------------------------


 *Valuation date is December 31, 2002.


    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


                                      PENSION OR RETIREMENT   ESTIMATED ANNUAL   TOTAL COMPENSATION
                        AGGREGATE      BENEFITS ACCRUED AS     BENEFITS UPON     FROM THE TRUST AND
        NAME           COMPENSATION   PART OF FUND EXPENSES      RETIREMENT         FUND COMPLEX
---------------------  ------------   ---------------------   ----------------   ------------------
Mr. Nesher...........     $     0              N/A                  N/A               $      0
Mr. Doran............     $     0              N/A                  N/A               $      0
Mr. Gooch............     $19,794              N/A                  N/A               $133,000
Mr. Storey...........     $19,794              N/A                  N/A               $133,000
Mr. Sullivan.........     $19,794              N/A                  N/A               $133,000
Ms. Greco............     $19,794              N/A                  N/A               $133,000

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

    TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.


    Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor.


    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1999)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.


    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.


    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1999)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of the Adviser, Administrator and Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1999)--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.



    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust 2001-2002. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.



    ROBERT S. LUDWIG (DOB 03/12/50)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985-1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.

    WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.



    JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.



    JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).


                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the SEI VP Prime Obligation Fund is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The SEI VP Prime Obligation Fund computes its effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    The yield of a non-money market Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period ending on the date of the most recent balance sheet. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

       Yield = 2[(((a-b)/cd) + 1) TO THE POWER OF 6 -1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

    Yields are one basis upon which investors may compare the Funds with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    The total return of a non-money market Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:


       P(1 + T)TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.


    From time to time the Trust may include the names of clients of the Adviser in advertisements and/or sales literature for the Trust.

                        DETERMINATION OF NET ASSET VALUE

    Each Fund's securities are valued by SEI Management. SEI Management values securities pursuant to valuations provided by an independent pricing service (generally the last quoted sale price) for each Fund except the SEI VP Prime Obligation Fund. Fund's securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less and all of the securities of the SEI VP Prime Obligation Fund will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    The Trust's use of amortized cost valuation with respect to SEI VP Prime Obligation Fund and the maintenance of the Fund net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. However, there is no assurance that the Trust will be able to meet this objective for the Fund. The Trust's procedures include the determination of the extent of deviation, if any, of the Fund's current net asset value per share calculated using available market quotations from the Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each shareholder's account and to offset each shareholder's PRO RATA portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

                       PURCHASE AND REDEMPTION OF SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    Purchases and redemptions of shares of the SEI VP Prime Obligation Fund may be made on any day the New York Stock Exchange and the Federal Reserve System are open for business. The SEI VP Prime Obligation Fund may operate on any day that the New York Stock Exchange is closed for business, but the Federal Reserve System is open for business, for such time as sufficient liquidity exists in the Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with the Adviser. The Funds will notify shareholders that the SEI VP Prime Obligation Fund is open for business.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Distributor, the Sub-Advisers and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Sub-Advisers determine that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% gross income requirement above, foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

    A Fund may invest in complex securities such as equity options, index options, repurchase agreements, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing, or character of the income distributed by a Fund.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and in such event, may have an effect on the diversification of a variable separate account holding shares of such Fund.

    A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) who has failed to certify to the Fund that such shareholder is a U.S. person (including a resident alien).

    No Fund will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

    Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund's assets to be invested within various countries is not known.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS


    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.



    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.


    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


    Consistent with their duty to obtain best execution, advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares. In addition, a Fund's adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best execution of a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.



    The Trust does not expect to use one particular broker or dealer, and when one or more broker is believed capable of providing the best combination of price and execution, the Funds' advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.



    Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance.



    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the advisory or sub-advisory agreement, as applicable. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.



    In some cases the advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the advisers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the advisers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the advisers face a potential conflict of interest, but the advisers believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.



    From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, the various firms that serve as money managers to certain Funds of the Trust, in the exercise of investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.


    For the fiscal year ended December 31, 2002, the Funds paid the following brokerage fees:



                                                                                    % OF TOTAL
                                                             TOTAL $ AMOUNT OF       BROKERAGE         % TOTAL OF
                                       TOTAL $ AMOUNT OF         BROKERAGE          COMMISSIONS         BROKERED
                                           BROKERAGE         COMMISSIONS PAID          PAID           TRANSACTIONS
                                       COMMISSIONS PAID    TO AFFILIATED BROKERS   TO AFFILIATED    EFFECTED THROUGH
                                        IN FYE 12/31/02       IN FYE 12/31/02         BROKERS      AFFILIATED BROKERS
                                       -----------------   ---------------------   -------------   ------------------
SEI VP Large Cap Value Fund..........      $   18,702             $   423                 2%               67%
SEI VP Large Cap Growth Fund.........      $   58,526             $12,215                21%               69%
SEI VP S&P 500 Index Fund............        *                   *                     *                *
SEI VP Small Cap Value Fund..........      $   20,610             $   839                 4%               57%
SEI VP Small Cap Growth Fund.........      $   51,555             $   279                 1%               38%
SEI VP International Equity Fund.....      $   34,330             $   258                 1%               72%
SEI VP Emerging Markets Equity Fund..      $   74,832             $   146                 0%               66%
SEI VP Core Fixed Income Fund........      $   18,108             $ 5,768                32%               97%
SEI VP Bond Index Fund...............        *                   *                     *                *
SEI VP High Yield Bond Fund..........      $      540             $   540               100%              100%
SEI VP Emerging Markets Debt Fund....      $        0             $     0                 0%                0%
SEI VP Prime Obligation Fund.........      $        0             $     0                 0%                0%



*   Not in operation during such period.

    For the fiscal years ended December 31, 2000 and 2001, the Funds paid the following brokerage fees:



                                                                                       TOTAL $ AMOUNT OF
                                                              TOTAL $ AMOUNT OF            BROKERAGE
                                                                  BROKERAGE            COMMISSIONS PAID
                                                              COMMISSIONS PAID       TO AFFILIATED BROKERS
                                                           -----------------------   ---------------------
                                                             2000**        2001       2000**       2001
                                                           ----------   ----------   ---------   ---------
SEI VP Large Cap Value Fund..............................  $25,704.81   $25,613.94   $  186.13   $  276.48
SEI VP Large Cap Growth Fund.............................  $23,660.50   $51,140.35   $   74.91   $  299.24
SEI VP S&P 500 Index Fund................................      *            *            *           *
SEI VP Small Cap Value Fund..............................  $28,745.07   $24,144.43   $   61.41   $  147.28
SEI VP Small Cap Growth Fund.............................  $19,239.20   $28,404.71   $   48.12   $  150.60
SEI VP International Equity Fund.........................  $33,299.64   $36,206.46   $   54.34   $3,692.44
SEI VP Emerging Markets Equity Fund......................  $54,114.46   $58,194.70   $   21.13   $9,742.32
SEI VP Core Fixed Income Fund............................  $ 3,971.43   $10,961.06   $1,021.43   $1,976.06
SEI VP Bond Index Fund...................................      *            *            *           *
SEI VP High Yield Bond Fund..............................  $        0   $        0   $       0   $       0
SEI VP International Fixed Income Fund...................  $        0   $        0   $       0   $       0
SEI VP Emerging Markets Debt Fund........................  $        0   $        0   $       0   $       0
SEI VP Prime Obligation Fund.............................  $        0   $        0   $       0   $       0



*   Not in operation during such period.



**  For fiscal period of April 5, 2000 to December 31, 2000.



    The portfolio turnover rate for each Fund for the fiscal years ended December 31, 2001 and 2002 was:



FUND                                                            2001       2002
------------------------------------------------------------  --------   --------
SEI VP Large Cap Value Fund.................................     42%        21%
SEI VP Large Cap Growth Fund................................     84%        32%
SEI VP S&P 500 Index Fund...................................    *          *
SEI VP Small Cap Value Fund.................................     39%        30%
SEI VP Small Cap Growth Fund................................    151%       187%
SEI VP International Equity Fund............................     41%        43%
SEI VP Emerging Markets Equity Fund.........................    149%       183%
SEI VP Core Fixed Income Fund...............................    423%       485%
SEI VP Bond Index Fund......................................    *          *
SEI VP High Yield Bond Fund.................................     72%        49%
SEI VP Emerging Markets Debt Fund...........................    201%       116%
SEI VP Prime Obligation Fund................................  N/A        N/A



*   Not in operation during such period.



    Consistent with their duty to obtain best execution, the Trust's advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares. In addition, a Fund's advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of December 31, 2002, the Trust held the following securities:



                                                                                               AMOUNT
FUND                                                TYPE OF SECURITY      NAME OF ISSUER       (000)
----                                                ----------------   --------------------   --------
SEI VP Large Cap Value Fund.......................  Debt               Morgan Stanley           $527
                                                    Equity             JP Morgan Equities       $722
                                                    Equity             Bear Stearns             $337
                                                    Equity             Morgan Stanley           $267
                                                    Equity             Merrill Lynch            $199
                                                    Equity             Goldman Sachs            $100
                                                    Equity             Lehman                   $ 79
SEI VP Large Cap Growth Fund......................  Debt               Morgan Stanley           $512
                                                    Equity             Goldman Sachs            $661
                                                    Equity             Morgan Stanley           $435
                                                    Equity             Merrill Lynch             $95
                                                    Equity             JP Morgan Equities        $94
SEI VP S&P 500 Index Fund.........................       *                      *               *
SEI VP Small Cap Value Fund.......................  Debt               Morgan Stanley           $540
SEI VP Small Cap Growth Fund......................  Debt               Morgan Stanley           $425
SEI VP International Equity Fund..................  None               None                     $  0
SEI VP Emerging Markets Equity Fund...............  None               None                     $  0
SEI VP Core Fixed Income Fund.....................  None               None                     $  0
SEI VP Bond Index Fund............................       *                      *               *
SEI VP Emerging Markets Debt Fund.................  None               None                     $  0
SEI VP Prime Obligation Fund......................  None               None                     $  0
SEI VP High Yield Bond Fund.......................  Debt               Morgan Stanley           $846


*   Not in operation during such period.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where this Statement of Additional Information states that a Fund's investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

                                   CUSTODIANS


    Wachovia Bank, N.A. (formerly, First Union National Bank), located at Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian and wire agent for the assets of SEI VP Large Cap Growth, SEI VP Large Cap Value, SEI VP S&P 500 Index, SEI VP Small Cap Growth, SEI VP Small Cap Value, SEI VP Core Fixed Income, SEI VP Bond Index, SEI VP High Yield Bond and SEI VP Prime Obligation Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, acts as custodian for the assets of SEI VP International Equity, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Fund. First Union National Bank and State Street Bank and Trust Company (each a "Custodian," and, together, the "Custodians") holds cash, securities and other assets of the respective Funds for which they act as Custodians as required by the 1940 Act.


                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of April 2, 2003, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency or custodial customers.



                                                                                     PERCENTAGE
FUND AND CLASS                                NAME AND ADDRESS OF SHAREHOLDER         OF FUND
-------------------------------------------   -------------------------------------  ----------
SEI VP Large Cap Value Fund-Class A           General American Life Insurance Co.       14.77%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Transamerica Life Insurance Company       17.46%
                                              Attn: FMG Accounting
                                              4333 Edgewood Road, NE
                                              Cedar Rapids, IA 52499-0001

                                              Lincoln Life Variable Annuity             66.93%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP Large Cap Growth Fund-Class A          General American Life Insurance Co.       11.69%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Transamerica Life Insurance Company       10.38%
                                              Attn: FMG Accounting
                                              4333 Edgewood Road, NE
                                              Cedar Rapids, IA 52499-0001

                                              Lincoln Life Variable Annuity             77.44%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP Small Cap Value Fund-Class A           Transamerica Life Insurance Company        8.23%
                                              Attn: FMG Accounting
                                              4333 Edgewood Road, NE
                                              Cedar Rapids, IA 52499-0001

                                                                                     PERCENTAGE
FUND AND CLASS                                NAME AND ADDRESS OF SHAREHOLDER         OF FUND
-------------------------------------------   -------------------------------------  ----------
                                              SEI Corporation                           14.29%
                                              c/o SEI Escrow
                                              Attn: Eileen Bonaduce
                                              P.O. Box 1100
                                              Oaks, PA 19456-1100

                                              Lincoln Life Variable Annuity             57.54%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

                                              General American Life Insurance Co.       19.56%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

SEI VP Small Cap Growth Fund-Class A          General American Life Insurance Co.       15.68%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              SEI Corporation                           13.79%
                                              c/o SEI Escrow
                                              Attn: Eileen Bonaduce
                                              P.O. Box 1100
                                              Oaks, PA 19456-1100

                                              Lincoln Life Variable Annuity             65.98%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP International Equity Fund-Class A      General American Life Insurance Co.       12.01%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Lincoln Life Variable Annuity             71.74%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

                                              Transamerica Life Insurance Company       14.06%
                                              Attn: FMG Accounting
                                              4333 Edgewood Road, NE
                                              Cedar Rapids, IA 52499-0001

SEI VP Emerging Markets Equity                General American Life Insurance Co.       14.53%
Fund-Class A                                  Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                                                                     PERCENTAGE
FUND AND CLASS                                NAME AND ADDRESS OF SHAREHOLDER         OF FUND
-------------------------------------------   -------------------------------------  ----------
                                              Transamerica Life Insurance Company       17.49%
                                              Attn: FMG Accounting
                                              4333 Edgewood Road, NE
                                              Cedar Rapids, IA 52499-0001

                                              SEI Corporation                           11.36%
                                              c/o SEI Escrow
                                              Attn: Eileen Bonaduce
                                              P.O. Box 1100
                                              Oaks, PA 19456-1100

                                              Lincoln Life Variable Annuity             55.81%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP Core Fixed Income Fund-Class A         General American Life Insurance Co.        7.61%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Transamerica Life Insurance Company        8.56%
                                              Attn: FMG Accounting
                                              4333 Edgewood Road, NE
                                              Cedar Rapids, IA 52499-0001

                                              Lincoln Life Variable Annuity             83.00%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP High Yield Bond Fund-Class A           General American Life Insurance Co.        8.01%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              SEI Corporation                           28.53%
                                              c/o SEI Escrow
                                              Attn: Eileen Bonaduce
                                              P.O. Box 1100
                                              Oaks, PA 19456-1100

                                              Lincoln Life Variable Annuity             58.52%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP Emerging Markets Debt Fund-Class A     Transamerica Life Insurance Company       10.02%
                                              Attn: FMG Accounting
                                              4333 Edgewood Road, NE
                                              Cedar Rapids, IA 52499-0001

                                                                                     PERCENTAGE
FUND AND CLASS                                NAME AND ADDRESS OF SHAREHOLDER         OF FUND
-------------------------------------------   -------------------------------------  ----------
                                              Lincoln Life Variable Annuity             86.14%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP Prime Obligation Fund-Class A          Lincoln Life Variable Annuity             45.94%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

                                              SEI Corporation                           46.80%
                                              c/o SEI Escrow
                                              Attn: Eileen Bonaduce
                                              P.O. Box 1100
                                              Oaks, PA 19456-1100

                                              American Family Life Insurance Co.         6.58%
                                              6000 American Pkwy
                                              Madison, WI 53783-0001


                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103.

                                 LEGAL COUNSEL


    Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                           PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

    (a) Agreement and Declaration of Trust dated December 14, 1998, is incorporated by reference to Exhibit (a) of Registrant's Initial Registration Statement, filed December 31, 1998.


    (b) Amended By-Laws dated February 20, 2001 are incorporated by reference to exhibit (b)(2) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2001.


    (c)   Not Applicable.

    (d)(1) Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation ("SIMC") is incorporated by reference to exhibit (d)(1) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.


    (d)(2) Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the SEI VP International Equity Fund is incorporated by reference to exhibit (d)(4) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(3) Investment Sub-Advisory Agreement between SIMC and LSV Asset Management, L.P. with respect to the SEI VP Large Cap Value and SEI VP Small Cap Value Funds is incorporated by reference to exhibit (d)(6) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(4) Investment Sub-Advisory Agreement between SIMC and Oechsle International Advisors with respect to the SEI VP International Equity Fund is incorporated by reference to exhibit (d)(10) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(5) Investment Sub-Advisory Agreement between SIMC and Sawgrass Asset Management, L.L.C. with respect to the SEI VP Small Cap Growth Fund is incorporated by reference to exhibit (d)(13) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(6) Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the SEI VP Core Fixed Income Fund is incorporated by reference to exhibit (d)(18) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(7) Investment Sub-Advisory Agreement between SIMC and Salomon Brothers Asset Management Inc with respect to the SEI VP Emerging Markets Debt Fund is incorporated by reference to exhibit (d)(19) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(8) Form of Investment Sub-Advisory Agreement between SIMC and Chartwell Investment Partners with respect to the SEI VP Small Cap Value Fund is incorporated by reference to exhibit (d)(20) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2001.



    (d)(9) The Investment Sub-Advisory Agreement between SIMC and Iridian Asset Management LLC with respect to the SEI VP Large Cap Value Fund is incorporated by reference to exhibit (d)(22) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2001.

    (d)(10) Form of Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the SEI VP Small Cap Growth Fund is incorporated by reference to exhibit (d)(25) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2001.



    (d)(11) The Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management Inc. with respect to the SEI VP Large Cap Growth Fund is incorporated by reference to exhibit (d)(26) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2001.



    (d)(12) Form of Investment Sub-Advisory Agreement between SIMC and Sanford
C. Bernstein & Co., LLC with respect to the SEI VP Large Cap Value Fund is incorporated by reference to exhibit (d)(27) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2001.



    (d)(13) The Investment Sub-Advisory Agreement between SIMC and Sterling Capital Management with respect to the SEI VP Small Cap Value Fund is incorporated by reference to exhibit (d)(28) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2001.



    (d)(14) Form of Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the SEI VP Emerging Markets Equity Fund is incorporated by reference to exhibit (d)(29) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File
No. 333-70013) filed with the SEC on April 30, 2001.



    (d)(15) The Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell Inc. with respect to the SEI VP Large Cap Growth Fund is incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2002.



    (d)(16) Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the SEI VP Small Cap Growth Fund is incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2002.



    (d)(17) Investment Sub-Advisory Agreement between SIMC and Barclays Global Fund Advisors with respect to the SEI VP S&P 500 Index Fund is incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2002.



    (d)(18) Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the SEI VP Large Cap Growth Fund is incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2002.



    (d)(19) Investment Sub-Advisory Agreement between SIMC and David J.
Greene & Co., LLC with respect to the SEI VP Small Cap Value Fund is incorporated by reference to Exhibit (d)(32) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2002.



    (d)(20) Form of Investment Sub-Advisory Agreement between SIMC and Shenkman Capital Management, Inc. with respect to the SEI VP High Yield Bond Fund is incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2002.



    (d)(21) Investment Sub-Advisory Agreement between SIMC and Barclays Global Fund Advisors with respect to the SEI VP Large Cap Value Fund is filed herewith.

    (d)(22) Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management with respect to the SEI VP Large Cap Growth Fund is filed herewith.



    (d)(23) Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the SEI VP Large Cap Growth Fund is filed herewith.



    (d)(24) Form of Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the SEI VP Small Cap Value Fund is filed herewith.



    (d)(25) Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the SEI VP Small Cap Value Fund is filed herewith.



    (d)(26) Form of Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the SEI VP Small Cap Value Fund is filed herewith.



    (d)(27) Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the SEI VP Small Cap Growth Fund is filed herewith.



    (d)(28) Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the SEI VP Small Cap Growth Fund is filed herewith.



    (d)(29) Form of Investment Sub-Advisory Agreement between SIMC and RS Investment Management, L.P. with respect to the SEI VP Small Cap Growth Fund is filed herewith.



    (d)(30) Form of Investment Sub-Advisory Agreement between SIMC and BlackRock International, Ltd. with respect to the SEI VP International Equity Fund is filed herewith.



    (d)(31) Form of Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. with respect to the SEI VP International Equity Fund is filed herewith.



    (d)(32) Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. with respect to the SEI VP Emerging Markets Equity Fund is filed herewith.



    (d)(33) Investment Sub-Advisory Agreement between SIMC and Lloyd George Investment Management (Bermuda) Limited with respect to the SEI VP Emerging Markets Equity Fund is filed herewith.



    (d)(34) Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the SEI VP Emerging Markets Equity Fund is filed herewith.



    (d)(35) Form of Investment Sub-Advisory Agreement between SIMC and BlackRock Financial Management, Inc. with respect to the SEI VP Core Fixed Income Fund is filed herewith.



    (d)(36) Form of Investment Sub-Advisory Agreement between SIMC and Mellon Bond Associates, LLP with respect to the SEI VP Bond Index Fund is filed herewith.



    (d)(37) Form of Investment Sub-Advisory Agreement between SIMC and Nicholas-Applegate Capital Management with respect to the SEI VP High Yield Bond Fund is filed herewith.



    (d)(38) Form of Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the SEI VP High Yield Bond Fund is filed herewith.



    (d)(39) Investment Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC with respect to the SEI VP Prime Obligation Fund is filed herewith.



    (d)(40) Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the SEI VP Core Fixed Income Fund is filed herewith.



    (e) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. is filed herewith.


    (f)   Not Applicable.

    (g)(1) Form of Custodian Agreement with between the Registrant and First Union National Bank is incorporated by reference to exhibit (g)(1) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.

    (g)(2) Custodian Agreement with between the Registrant and State Street Bank and Trust Company is incorporated by reference to exhibit (g)(2) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.


    (h)(1) Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Fund Management is filed herewith.


    (i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

    (j) Opinion and Consent of Independent Public Accountants, is filed herewith.

    (k)   Not Applicable.

    (n)   Not Applicable.


    (p)(1) The Code of Ethics for SEI Investments Company, as amended December 2001, is incorporated by reference to exhibit (p)(1) of Post-Effective Amendment No. 50 to SEI Tax Exempt Trust's Registration Statement (File Nos. 2-76990 and 811-3447) on Form N-1A filed with the SEC on December 30, 2002.



    (p)(2) The Code of Ethics for SEI Insurance Products Trust is herein incorporated by reference to exhibit (p)(2) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(3) The Code of Ethics for Alliance Capital Management L.P. is herein incorporated by reference to exhibit (p)(3) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(4) The Code of Ethics for Capital Guardian Trust Company is herein incorporated by reference to exhibit (p)(4) of Post-Effective Amendment No. 35 to SEI Institutional International Trust's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601) filed with the SEC on January 28, 2003.



    (p)(5) The Code of Ethics for LSV Asset Management, L.P. is herein incorporated by reference to exhibit (p)(6) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(6) The Code of Ethics for Nicholas-Applegate Capital Management is herein incorporated by reference to exhibit (p)(8) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(7) The Code of Ethics for Oechsle International Advisors, LLC is herein incorporated by reference to exhibit (p)(6) of Post-Effective Amendment No. 35 to SEI Institutional International Trust's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601) filed with the SEC on January 28, 2003.



    (p)(8) The Code of Ethics for RS Investment Management, L.P. is herein incorporated by reference to exhibit (p)(12) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(9) The Code of Ethics for Salomon Brothers Asset Management Inc is herein incorporated by reference to exhibit (p)(13) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

    (p)(10) The Code of Ethics for Sanford C. Bernstein & Co., Inc. is herein incorporated by reference to exhibit (p)(14) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(11) The Code of Ethics for Sawgrass Asset Management, LLC is herein incorporated by reference to exhibit (p)(15) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(12) The Code of Ethics for Wellington Management Company, LLP is herein incorporated by reference to exhibit (p)(19) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(13) The Code of Ethics for Western Asset Management Company is herein incorporated by reference to exhibit (p)(20) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(14) The Code of Ethics for Chartwell Investment Partners is herein incorporated by reference to exhibit (p)(11) of Post-Effective Amendment No. 6 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2000.



    (p)(15) The Code of Ethics for Iridian Asset Management, LLC is herein incorporated by reference to exhibit (p)(30) of Post-Effective Amendment No. 36 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.



    (p)(16) The Code of Ethics for McKinley Capital Management, Inc. is herein incorporated by reference to exhibit (p)(19) of Post-Effective Amendment No. 6 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2000.



    (p)(17) The Code of Ethics for Peregrine Capital Management Inc. is herein incorporated by reference to exhibit (p)(31) of Post-Effective Amendment No. 36 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.



    (p)(18) The Code of Ethics for Sterling Capital Management is herein incorporated by reference to exhibit (p)(32) of Post-Effective Amendment No. 36 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.



    (p)(19) The Code of Ethics for The Boston Company Asset Management, LLC is herein incorporated by reference to exhibit (p)(8) of Post-Effective Amendment No. 6 of SEI Institutional Investments Trust's Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2000.



    (p)(20) The Code of Ethics for Barclays Global Fund Advisors is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to SEI Institutional Investments Trust's Registration Statement on (File
Nos. 33-58041 and 811-7257) on Form N-1A filed with the SEC on March 29, 2002.



    (p)(21) The Code of Ethics for Montag & Caldwell Inc. is herein incorporated by reference to exhibit (p)(43) of Post-Effective Amendment No. 9 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N-1A filed with the SEC on March 29, 2002.



    (p)(22) The Code of Ethics for Transamerica Investment Management, LLC is herein incorporated by reference to exhibit (p)(28) of Post-Effective Amendment No. 38 to SEI Institutional Managed Trust's Registration Statement (File
Nos. 33-9504 and 811-4878) on Form N-1A filed with the SEC on January 28, 2003.



    (p)(23) The Code of Ethics for Artisan Partners Limited Partnership is herein incorporated by reference to exhibit (p)(3) of Post-Effective Amendment No. 38 to SEI Institutional Managed Trust's Registration Statement (File Nos. 33-9504 and 811-4878) on Form N-1A filed with the SEC on January 28, 2003.

    (p)(24) The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to exhibit (p)(6) of Post-Effective Amendment No. 37 to SEI Institutional Managed Trust's Registration Statement (File Nos. 33-9504 and 811-4878) on Form N-1A filed with the SEC on January 28, 2002.



    (p)(25) The Code of Ethics for BlackRock International, Ltd. is herein incorporated by reference to exhibit (p)(4) of Post-Effective Amendment No. 34 to SEI Institutional International Trust's Registration Statement (File Nos. 33-22821 and 811-5601) on Form N-1A filed with the SEC on January 28, 2002.



    (p)(26) The Code of Ethics for David J. Greene & Company, LLC is herein incorporated by reference to exhibit (p)(24) of Post-Effective Amendment No. 37 to SEI Institutional Managed Trust's Registration Statement (File Nos. 33-9504 and 811-4878) on Form N-1A filed with the SEC on January 28, 2002.



    (p)(27) The Code of Ethics for Mazama Capital Management, Inc. is herein incorporated by reference to exhibit (p)(11) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's Registration Statement (File Nos. 33-9504 and 811-4878) on Form N-1A filed with the SEC on July 3, 2000.



    (p)(28) The Code of Ethics for Morgan Stanley Investment Management Inc. is herein incorporated by reference to exhibit (p)(5) of Post-Effective Amendment No. 35 to SEI Institutional International Trust's Registration Statement (File Nos. 33-22821and 811-5601) on Form N-1A filed with the SEC on January 28, 2003.



    (p)(29) The Code of Ethics for Nomura Corporate Research and Asset Management Inc. is herein incorporated by reference to exhibit (p)(14) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's Registration Statement (File Nos. 33-9504 and 811-4878) on Form N-1A filed with the SEC on July 3, 2000.



    (p)(30) The Code of Ethics for Security Capital Research & Management Incorporated is herein incorporated by reference to exhibit (p)(19) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's Registration Statement (File Nos. 33-9504 and 811-4878) on Form N-1A filed with the SEC on July 3, 2000.



    (p)(31) The Code of Ethics for Shenkman Capital Management, Inc. is herein incorporated by reference to exhibit (p)(38) of Post-Effective Amendment No. 7 to SEI Institutional Investments Trust's Registration Statement (File
Nos. 33-58041 and 811-7257) on Form N-1A filed with the SEC on September 28,
2001.



    (p)(32) The Code of Ethics for Banc of America Capital Management, LLC is herein incorporated by reference to exhibit (p)(3) of Post-Effective Amendment No. 27 to SEI Liquid Asset Trust's Registration Statement (File Nos. 2-73428 and 811-3231) on Form N-1A filed with the SEC on September 30, 2002.



    (p)(33) The Code of Ethics for Emerging Markets Management, L.L.C. is filed herewith.



    (p)(34) The Code of Ethics for Goldman Sachs Asset Management is herein incorporated by reference to exhibit (p)(9) of Post-Effective Amendment No. 38 to SEI Institutional Managed Trust's Registration Statement (File Nos. 33-9504 and 811-4878) on Form N-1A filed with the SEC on January 28, 2003.



    (p)(35) The Code of Ethics for Lee Munder Investments, Ltd. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 38 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2003.



    (p)(36) The Code of Ethics for Lloyd George Investment Management (Bermuda) Limited is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 10 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on
September 30, 2002.

    (p)(37) The Code of Ethics for Mellon Bond Associates, LLP is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 7 to SEI Index Funds' Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283), filed with the SEC on July 31, 2000.



    (p)(38) The Code of Ethics for Metropolitan West Asset Management LLC is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 10 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N-1A, filed with the SEC on September 30, 2002.



    (p)(39) The Code of Ethics for Martingale Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's Registration Statement (File Nos. 33-9504 and 811-4878) on Form N-1A, filed with the SEC on July 3, 2000.



    (q) Powers of Attorney for Robert A. Nesher, William M. Doran, James R. Foggo, F. Wendell Gooch, George J. Sullivan, Jr., James M. Storey, Rosemarie B. Greco and Edward D. Loughlin are filed herewith.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation (formerly, SEI Financial Management Corporation) is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co. (formerly, SEI Financial Services Company), as well as to other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

    Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ALLIANCE CAPITAL MANAGEMENT L.P.

    Alliance Capital Management L.P. ("Alliance") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance is an investment adviser registered under the Advisers Act.


NAME AND POSITION WITH ALLIANCE          OTHER COMPANY            POSITION WITH OTHER COMPANY
-------------------------------  ------------------------------  ------------------------------
Bruce W. Calvert                 AXA                             Director
Chairman of the Board,
  Chief Executive Officer

                                 ELAS                            Director

                                 ACMC                            Director

Donald H. Brydon                 AXA Investment Managers S.A.    Chairman of the Board, Chief
Director                                                           Executive Officer

John D. Carifa                   ACMC                            Director/Executive Officer
Director, President, Chief
  Operating Officer

Henri de Castries                AXA                             Chairman, Management Board
Director

                                 AXF                             Chairman of the Board

                                 ELAS                            Director

Christopher M. Condron           AXF                             Director, President, Chief
Director                                                           Executive Officer

                                 ELAS                            Chairman of the Board, Chief
                                                                   Executive Officer

Denis Duverne                    AXA                             Group Executive Vice
Director                                                           President- Finance,
                                                                   Control & Strategy

                                 ACMC                            Director/Executive Officer

Richard S. Dziadzio              ACMC                            Director/Executive Officer
Director

Alfred Harrison                  ACMC                            Director/Executive Officer
Vice Chairman/Director

Roger Hertog                     ACMC                            Director
Vice Chairman/Director

NAME AND POSITION WITH ALLIANCE          OTHER COMPANY            POSITION WITH OTHER COMPANY
-------------------------------  ------------------------------  ------------------------------
Benjamin D. Holloway             Continental Companies           Financial Consultant
Director

                                 ACMC                            Director

W. Edwin Jarmain                 Jarmain Group Inc.              President
Director

Peter D. Noris                   AXF                             Executive Vice President,
Director                                                           Chief Investment Officer

                                 ELAS                            Executive Vice President,
                                                                   Chief Investment Officer

                                 ACMC                            Director/Executive Officer

Lewis A. Sanders                 ACMC                            Director/Executive Officer
Vice Chairman, Chief Investment
  Officer

Frank Savage                     Savage Holdings LLC             Chief Executive Officer
Director

Peter J. Tobin                   Tobin College of Business       Dean
Director                           Administration

Stanley B. Tulin                 AXF                             Vice Chairman,Chief Financial
Director                                                           Officer

                                 ELAS                            Vice Chairman, Chief Financial
                                                                   Officer

                                 ACMC                            Director/Executive Officer

Dave H. Williams                 White Williams Private Equity   Chairman, Managing Board
Chairman Emeritus                  Partners GmbH

                                 ACMC                            Director

Kathleen A. Corbet               ACMC                            Director/Executive Officer
Executive Vice President, Chief
  Executive Officer, Alliance
  Fixed Income Investors

Gerald M. Lieberman              ACMC                            Director/Executive Officer
Executive Vice President,
  Finance & Operations

Robert H. Joseph, Jr.                          --                              --
Senior Vice President, Chief
  Financial Officer

David R. Brewer, Jr.             ACMC                            Director/Executive Officer
Senior Vice President, General
  Counsel

Alliance Capital Management                    --                              --
  Holding L. P. Limited Partner
  of Alliance Capital

NAME AND POSITION WITH ALLIANCE          OTHER COMPANY            POSITION WITH OTHER COMPANY
-------------------------------  ------------------------------  ------------------------------
Alliance Capital Management      Alliance Capital Management     General Partner
  Corporation ("ACMC") General     Holding L.P.
  Partner of Alliance Capital

The Equitable Life Assurance                   --                              --
  Society of the United States
  ("ELAS") Parent of General
  Partner

AXA Financial, Inc. ("AXF")                    --                              --
Parent of ELAS

Lorie Slutsky                    The New York Community Trust    President
Director

Andrew Adelson                   ACMC                            Executive Officer
Senior Vice President & Chief
  Investment Officer

John Blundin                     ACMC                            Executive Officer
Executive Vice President

Marilyn Fedak                    ACMC                            Executive Officer
Senior Vice President & Chief
  Investment Officer

Thomas S. Hexner                 ACMC                            Executive Officer
Executive Vice President

Michael Laughlin                 ACMC                            Executive Officer
Executive Vice President

Marc Mayer                       ACMC                            Executive Officer
Executive Vice President

James Reilly                     ACMC                            Executive Officer
Executive Vice President

Paul Rissman                     ACMC                            Executive Officer
Executive Vice President

Christopher Toub                 ACMC                            Executive Officer
Executive Vice President

Lisa Shalett                     ACMC                            Executive Officer
Chairman/CEO of
Sanford C. Bernstein

ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the SEI VP Small Cap Value Fund. The principal business address of Artisan is 1000 N. Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Investment             President; Treasurer,
Managing Director                Corporation, Artisan's         Director
                                 general partner

                               Artisan Distributors LLC       Chairman, President

                               Artisan Funds, Inc.            Chairman, Director, Chief
                                                                Executive Officer

Lawrence A. Totsky             Artisan Investment             Chief Financial Officer
Managing Director                Corporation

                               Artisan Distributors LLC       Vice President, Chief
                                                                Financial Officer,
                                                                Treasurer

                               Artisan Funds, Inc.            Chief Financial Officer,
                                                                Treasurer

Carlene M. Ziegler             Artisan Investment             Vice President; Director
Managing Director & Portfolio    Corporation
  Manager

                               Heidrick & Struggles           Independent Director
                                 International, Inc.

                               Artisan Funds, Inc.            Vice President, Director

Janet D. Olsen                 Artisan Investment             Vice President, Secretary
Managing Director                Corporation

                               Artisan Funds, Inc.            General Counsel, Secretary



BANC OF AMERICA CAPITAL MANAGEMENT, LLC



    Banc of America Capital Management, LLC ("BACAP LLC") is the Sub-Adviser for the SEI VP Prime Obligation Fund. The principal business address of BACAP LLC is 101 S. Tryon Street, Suite 1000, Charlotte, NC 28255. BACAP LLC is an investment adviser registered under the Adviser Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert H. Gordon               BACAP Advisory Partners, LLC   President
President, Chief Executive
  Officer, Manager

                               Banc of America Capital        Director
                                 Management (Ireland)
                                 Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Banc of America Capital        Director
                                 Management Alternative
                                 Advisors, Inc.

                               BACAP Distributors, LLC        President, Chairman, Chief
                                                                Executive Officer, Manager

                               BACAP Opportunity Strategy,    President
                                 LLC

                               Marsico Capital Management,    Director, President
                                 L.L.C.

                               Marsico Management Holdings,   Manager, President
                                 L.L.C.

                               NB Partner Corp.               Director, President

                               Bank of America, N.A.          President, BACAP

Edward D. Bedard               BACAP Advisory Partners, LLC   Chief Operating Officer, SVP
Chief Administrative Officer,
  Treasurer, Manager, Senior
  Vice President

                               Banc of America Capital        Director
                                 Management (Ireland)
                                 Limited

                               Banc of America Capital        Director, Senior Vice
                                 Management Alternative         President, Treasurer
                                 Advisors, Inc.

                               BACAP Distributors, LLC        Chief Operating Officer,
                                                                Chief Financial Officer,
                                                                Manager, Senior Vice
                                                                President

                               BACAP Institutional Multi-     Director
                                 Strategy Hedge Fund, Ltd.

                               BACAP Multi-Strategy Hedge     Director
                                 Fund, Ltd.

                               BACAP Opportunity Strategy,    Chief Financial Officer
                                 LLC

                               Bank of America, N.A.          Senior Vice President

                               Marsico Management Holdings,   Treasurer, Senior Vice
                                 L.L.C.                         President

                               NB Partner Corp.               Director, Treasurer, Senior
                                                                Vice President

Peter D. Taube                 BACAP Distributors, LLC        Treasurer
Chief Financial Officer

                               BACAP Advisory Partners, LLC   Treasurer

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Cesare P. (Phil) Tazza         BACAP Distributors, LLC        Senior Vice President
Senior Vice President

                               Banc of America Capital        Senior Vice President
                                 Management Alternative
                                 Advisors, Inc.

                               BACAP Advisory Partners, LLC   Senior Vice President

                               Bank of America, N.A.          Senior Vice President



BARCLAYS GLOBAL FUND ADVISORS



    Barclays Global Fund Advisors ("BGFA") is a sub-adviser for the Registrant's SEI VP Large Cap Value and SEI VP S&P 500 Index Funds. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investments adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Blake Grossman                 Barclays Global Investors,     Director, Chairman
Director and Managing            N.A.
  Director

Andrew Skirton                 Barclays Global Investors,     Director
Director                         N.A.

Andrea Zulberti                Barclays Global Investors, N.  Chief Administrative Officer
Director and Chief               A.
  Administrative Officer

Frank Ryan                     Barclays Global Investors,     Chief Financial Officer
Chief Financial Officer          N.A.



BLACKROCK ADVISORS, INC.



    BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's SEI VP Core Fixed Income Fund. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022. BlackRock is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Laurence D. Fink               BlackRock, Inc.                Chairman & CEO
Chief Executive Officer

                               BlackRock Financial            Chairman & CEO
                                 Management, Inc.

                               BlackRock International, Ltd.  Chairman & CEO

                               BlackRock Institutional        CEO
                                 Management Corporation

                               BlackRock Capital              CEO
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Chairman & CEO

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Investments, Inc.    Chairman & CEO

                               BlackRock Funds                President & Trustee

Ralph L. Sclosstein            BlackRock, Inc.                President & Director
President and Director

                               BlackRock                      President & Director
                                 International, Ltd.

                               BlackRock Financial            President & Director
                                 Management, Inc.

                               BlackRock Institutional        President & Director
                                 Management Corporation

                               BlackRock Capital              President & Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        President & Director

                               BlackRock Investments, Inc.    Director

                               BlackRock Closed-End Funds     Chairman & Director

                               BlackRock Provident            Chairman & President
                                 Institutional Funds

Robert S. Kapito               BlackRock, Inc.                Vice Chairman
Vice Chairman and Director

                               BlackRock Financial            Vice Chairman & Director
                                 Management, Inc.

                               BlackRock Institutional        Vice Chairman & Director
                                 Management Corporation

                               BlackRock (Japan), Inc.        Vice Chairman & Director

                               BlackRock's Closed-End Funds   President & Director

                               BlackRock Capital              Vice Chairman & Director
                                 Management, Inc.

                               BlackRock Investments, Inc.    Director

Robert P. Connolly             BlackRock, Inc.                Managing Director, General
Managing Director, General                                      Counsel & Secretary
  Counsel & Secretary

                               BlackRock Financial            Managing Director, General
                                 Management, Inc.               Counsel & Secretary

                               BlackRock Institutional        Managing Director, General
                                 Management Corporation         Counsel & Secretary

                               BlackRock Capital              Managing Director, General
                                 Management, Inc.               Counsel & Secretary

                               BlackRock (Japan), Inc.        Managing Director, General
                                                                Counsel & Secretary

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock International, Ltd.  General Counsel, Secretary&
                                                                Managing Director

                               BlackRock Investments, Inc.    General Counsel, Secretary

Paul L. Audet                  BlackRock, Inc.                Chief Financial Officer &
Director                                                        Managing Director

                               BlackRock Financial            Chief Financial Officer &
                                 Management, Inc.               Managing Director

                               BlackRock Institutional        Director
                                 Management Corporation

                               BlackRock Capital              Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Chief Financial Officer &
                                                                Managing Director

                               BlackRock International, Ltd.  Chief Financial Officer &
                                                                Managing Director

                               BlackRock Provident            Treasurer
                                 Institutional Funds

                               BlackRock Funds                Treasurer

Laurence Carolan               BlackRock Capital              Managing Director & Director
Managing Director & Director     Management, Inc.

                               BlackRock Institutional        Managing Director & Director
                                 Management Corp.

Kevin Klingert                 BlackRock Capital              Managing Director & Director
Managing Director & Director     Management, Inc.

                               BlackRock Institutional        Managing Director & Director
                                 Management Corp.

                               BlackRock, Inc.                Managing Director

                               BlackRock Financial            Managing Director
                                 Management, Inc.

John Moran                     BlackRock Capital              Managing Director & Director
Managing Director & Director     Management, Inc.

                               BlackRock Institutional        Managing Director, Director
                                 Management Corp.

                               BlackRock, Inc.                Managing Director

                               BlackRock Investments, Inc.    President

Thomas Nevin                   BlackRock Capital              Managing Director & Director
Managing Director & Director     Management, Inc.

                               BlackRock Institutional        Managing Director & Director
                                 Management Corp.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock, Inc.                Managing Director

                               BlackRock Financial            Managing Director
                                 Management, Inc.


BLACKROCK INTERNATIONAL, LTD.

    BlackRock International, Ltd. ("BlackRock International") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal address of BlackRock is 40 Torphichen Street, Edinburgh, EH3 8JB Scotland, United Kingdom. BlackRock International is an investment adviser registered under the Advisers Act.


   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Laurence D. Fink               BlackRock, Inc.                Chairman & CEO
Chairman & CEO

                               BlackRock Financial            Chairman & CEO
                                 Management, Inc.

                               BlackRock Advisors, Inc.       CEO

                               BlackRock Institutional        CEO
                                 Management Corporation

                               BlackRock Capital              CEO
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Chairman & CEO

                               BlackRock Investments, Inc.    Chairman & CEO

                               BlackRock Funds                President Treasurer & Trustee

Ralph L. Sclosstein            BlackRock, Inc.                President & Director
President and Director

                               BlackRock Financial            President & Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       President & Director

                               BlackRock Institutional        President & Director
                                 Management Corporation

                               BlackRock Capital              President & Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        President & Director

                               BlackRock Investments, Inc.    Director

                               BlackRock Closed-End Funds     Chairman, President &
                                                                Director

                               BlackRock Provident            Chairman & President
                                 Institutional Funds

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert S. Kapito               BlackRock, Inc.                Vice Chairman
Vice Chairman, Director

                               BlackRock Financial            Vice Chairman & Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman & Director

                               BlackRock Institutional        Vice Chairman & Director
                                 Management Corporation

                               BlackRock Capital              Vice Chairman & Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Vice Chairman & Director

                               BlackRock's Closed-End Funds   President & Director

                               BlackRock Investments, Inc.    Director

Paul L. Audet                  BlackRock, Inc.                Chief Financial Officer &
Chief Financial Officer,                                        Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer &
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock Institutional        Director
                                 Management Corporation

                               BlackRock (Japan), Inc.        Chief Financial Officer &
                                                                Managing Director

Robert P. Connolly             BlackRock Capital              Managing Director, General
Managing Director, General       Management, Inc.               Counsel & Secretary
  Counsel and Secretary

                               BlackRock, Inc.                Managing Director, General
                                                                Counsel & Secretary

                               BlackRock Advisors, Inc.       Managing Director, General
                                                                Counsel & Secretary

                               BlackRock (Japan), Inc.        Managing Director, General
                                                                Counsel & Secretary

                               BlackRock Institutional        Managing Director, General
                                 Management Corporation         Counsel & Secretary

                               BlackRock Financial            Managing Director, General
                                 Management, Inc.               Counsel & Secretary

                               BlackRock Investments, Inc.    General Counsel & Secretary

Keith T. Anderson              BlackRock, Inc.                Managing Director
Managing Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Financial            Managing Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               BlackRock Capital              Managing Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Managing Director

                               BlackRock Investments, Inc.    Managing Director

Gordon Anderson                BlackRock, Inc.                Managing Director
Chief Operating Officer &
  Managing Director

Albert Morillo                 BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Financial            Managing Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Managing Director


THE BOSTON COMPANY ASSET MANAGEMENT, LLC


    The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's SEI VP Emerging Markets Equity Fund. The principal business address of The Boston Company is One Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Francis D. Antin               Mellon Growth Advisors LLC     President, CEO
Chief Executive Officer,
  Director

                               Boston Safe Deposit and Trust  Senior Vice President
                                 Company

                               TBCAM Holdings, LLC            Director

Corey Griffin                  Boston Safe Deposit and Trust  Senior Vice President
CEO, Director                    Company

                               TBCAM Holdings, LCC            Director

                               The Boston Company Asset       President and CEO
                                 Management, LLC

Stephen Canter                 Dreyfus Corporation            CEO, COO, Chairman of the
Director                                                        Board

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Dreyfus Trust Company          Director, Chairman,
                                                                President, CEO

                               Newton Management Limited      Director

                               Franklin Portfolio             Director
                                 Associates, LLC

                               Franklin Portfolio             Director
                                 Holdings, Inc.

                               TBCAM Holdings, LCC            Director

                               Mellon Capital Management      Director
                                 Corp.

                               Mellon Growth Advisers         Member of Board of Managers

                               Mellon Financial Corp.         Vice Chairman

                               Mellon Equity Associates, LLP  Executive Committee

                               Mellon Bond Associates, LLP    Executive Committee

                               Founders Asset Management,     Member of Board of Managers
                                 LLC

John Nagoniak                  Franklin Portfolio Holdings    Director
Director                         LLC

                               Mellon Equity Associates, LLP  Director

                               Mellon Bond Associates, LLP    Director

                               Certus Asset Advisors          Director
                                 Corporation

                               TBCAM Holdings LLC             Director

                               Mellon Capital Management      Director
                                 Corp.

                               Newton Investment Management   Director
                                 Limited

                               Standish Mellon Asset          Director
                                 Management LLC

                               Standish Mellon Asset          Member of Board of Managers
                                 Management Holdings LLC

Ronald O'Hanley                Mellon Financial Corporation   Vice Chairman
Director

                               Mellon Growth Advisors         Director

                               Newton Asset Management        Director

                               Mellon Capital Management      Director

                               Standish Mellon Asset          Director
                                 Management LLC

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Certus Advisors                Director

                               Prime Advisors                 Director

                               Franklin Portfolio Associates  Director

                               Mellon Bond Associates, LLP    Director

                               Mellon Equity Associates, LLP  Director

                               TBCAM Holdings LLC             Director

                               Mellon Global Investments      Director

Peter Higgins                  TBCAM Holdings, LLC            Director
Director

                               Boston Safe Deposit and Trust  Vice President

                               The Dreyfus Corporation        Portfolio Manager

David K. Henry                 Boston Safe Deposit and Trust  Senior Vice President
Senior Vice President            Company

                               The Dreyfus Corporation        Portfolio Manager

                               The Boston Company Asset       Senior Vice President
                                 Management, LLC

Carolyn Kedersha               The Dreyfus Corporation        Portfolio Manager
Senior Vice President

                               The Boston Company Asset       Senior Vice President
                                 Management, LLC


CAPITAL GUARDIAN TRUST COMPANY


    Capital Guardian Trust Company ("Capital Guardian") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal business address of Capital Guardian is 333 South Hope Street, 55th Floor, Los Angeles, CA 90071. Capital Guardian is a California trust company and is exempt from registration under the Advisers Act.



NAME AND POSITION WITH
  INVESTMENT ADVISER           NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Andrew F. Barth          Capital International Research,     Director, President and Research
Director and President     Inc.                                Director

Michael D. Beckman       The Capital Group Companies         Director
Director, Senior Vice
 President

                         Capital International Asset         Chief Financial Officer and
                           Management (Canada), Inc.           Secretary

                         Capital Group International, Inc.   Senior Vice President

                         Capital Guardian Trust Company of   Director
                           Nevada

NAME AND POSITION WITH
  INVESTMENT ADVISER           NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
                         Capital International Asset         Director and President
                           Management, Inc.

                         Capital International Financial     Director, President and
                           Services, Inc.                      Treasurer

Michael A. Burik         Capital International Financial     Vice President and Secretary
Senior Vice President      Services, Inc.
 and Senior Counsel

                         Capital International, Inc.         Senior Vice President and Senior
                                                               Counsel

Elizabeth A. Burns                      --                                  --
Senior Vice President

Roberta A. Conroy        Capital Group International, Inc.   Secretary
Senior Vice President
 and Senior Counsel

                         Capital International, Inc.         Senior Vice President and Senior
                                                               Counsel

John B. Emerson          Capital Guardian Trust Company, a   Director and President
Senior Vice President      Nevada Corporation

Michael R. Ericksen      Capital International Limited.      Director and Senior Vice
Director and Senior                                            President
 Vice President

Michael A. Felix         Capital Guardian (Canada), Inc.     Senior Vice President and
Senior Vice President                                          Treasurer
 and Treasurer

                         Capital International, Inc.         Director and Senior Vice
                                                               President

David I. Fisher          Capital International, Inc.         Director, Vice Chairman
Director, Chairman

                         Capital International Limited       Director, Vice Chairman

                         Capital International K.K.          Director, Vice Chairman

                         Capital Group                       Director, Chairman
                           International, Inc.

                         Capital Guardian Trust Company      Director, Chairman

                         Capital International Limited       Director, President
                           (Bermuda)

                         The Capital Group Companies, Inc.   Director

                         Capital International               Director
                           Research, Inc.

                         Capital Group Research, Inc.        Director

Clive N. Gershon                        --                                  --
Senior Vice President

NAME AND POSITION WITH
  INVESTMENT ADVISER           NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Richard N. Havas         Capital International, Inc.         Senior Vice President
Senior Vice President

                         Capital International Limited       Senior Vice President

                         Capital International               Senior Vice President
                           Research, Inc.

                         Capital Guardian (Canada), Inc.     Director and Senior Vice
                                                               President

                         Capital International Asset         Director
                           Management (Canada), Inc.

Frederick M. Hughes,                    --                                  --
 Jr.
Senior Vice President

Mary M. Humphrey                        --                                  --
Senior Vice President

William H. Hurt          Capital Guardian Trust Company, a   Director, Chairman
Senior Vice President      Nevada Corporation

                         Capital Strategy Research, Inc.     Director, Chairman

Peter C. Kelly           Capital International, Inc.         Director, Senior Vice President
Director, Senior Vice                                          Senior Counsel, Secretary
 President, Senior
 Counsel

                         Capital International Emerging      Director
                           Markets Fund

Charles A. King                         --                                  --
Senior Vice President

Robert G. Kirby          The Capital Group Companies, Inc.   Senior Partner
Chairman Emeritus

Nancy J. Kyle            Capital Guardian (Canada), Inc.     Director, President
Director, Senior Vice
 President

Karin L. Larson          Capital Group Research, Inc.        Director, Chairperson, President
Director

                         Capital International               Director, Chairperson
                           Research, Inc.

Lianne K. Mair                          --                                  --
Senior Vice President

James R. Mulally         Capital International Limited       Senior Vice President
Director, Senior Vice
 President

Shelby Notkin            Capital Guardian Trust Company, a   Director
Director, Senior Vice      Nevada Corporation
 President

Michael E. Nyeholt                      --                                  --
Senior Vice President

NAME AND POSITION WITH
  INVESTMENT ADVISER           NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Mary M. O'Hern           Capital International Limited       Senior Vice President
Senior Vice President

                         Capital International, Inc.         Vice President

Jeffrey C. Paster                       --                                  --
Senior Vice President

Jason M. Pilalas         Capital International               Senior Vice President
Director                   Research, Inc.

Paula B. Pretlow                        --                                  --
Senior Vice President

George L. Romine, Jr.                   --                                  --
Senior Vice President

Robert Ronus             Capital Guardian (Canada), Inc.     Director, Chairman
Director, Vice Chairman

                         The Capital Group                   Director, Non-Executive Chairman
                           Companies, Inc.

                         Capital Group                       Director
                           International, Inc.

                         Capital International, Inc.         Senior Vice President

                         Capital International Limited       Senior Vice President

                         Capital International S.A.          Senior Vice President

Theodore R. Samuels      Capital Guardian Trust Company, a   Director
Director, Senior Vice      Nevada Corporation
 President

Lionel A. Sauvage        Capital International, Inc.         Senior Vice President
Director, Senior Vice
 President

                         Capital International Research,     Director
                           Inc.

John H. Seiter           The Capital Group Companies         Director
Director, Executive
 Vice President

Karen L. Sexton                         --                                  --
Senior Vice President

Lawrence R. Solomon      Capital International Research,     Senior Vice President
Director, Vice             Inc.
 President

                         Capital Management Services, Inc.   Director

Eugene P. Stein          The Capital Group Companies, Inc.   Director
Director, Vice
 President

Andrew P. Stenovec                      --                                  --
Senior Vice President

Phillip A. Swan                         --                                  --
Senior Vice President

NAME AND POSITION WITH
  INVESTMENT ADVISER           NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Shaw B. Wagener          The Capital Group                   Director
Director                   Companies, Inc.

                         Capital International Management    Director
                           Company S. A.

                         Capital International, Inc.         Director, Chairman

                         Capital Group                       Director, Senior Vice President
                           International, Inc.

Eugene M. Waldron                       --                                  --
Senior Vice President

Alan J. Wilson           Capital International Research,     Director, Executive Vice
Director, Vice             Inc.                                President, Research
 President                                                     Director--U.S.


CHARTWELL INVESTMENT PARTNERS

    Chartwell Investment Partners ("Chartwell") is a sub-adviser for the Registrant's SEI VP Small Cap Value Fund. The principal business address of Chartwell is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312. Chartwell is a registered investment adviser under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael J. McCloskey                        --                             --
  Managing Partner, Director
  of Client Services &
  Marketing

Kevin A. Melich                             --                             --
  Managing Partner/Portfolio
  Manager

Bernard P. Schaffer                         --                             --
  Managing Partner/Portfolio
  Manager

Edward N. Antoian              Zeke, L.P.                     General Partner
  Managing Partner/Portfolio
  Manager

Timothy J. Riddle                           --                             --
  Managing Partner/Chief
  Operating Officer

David C. Dalrymple                          --                             --
  Managing Partner/Portfolio
  Manager

Winthrop S. Jessup                          --                             --
  Managing Partner, President

Harold A. Ofstie                            --                             --
  Managing Partner/Portfolio
  Manager

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael D. Jones                            --                             --
  Managing Partner/Portfolio
  Manager

Leslie M. Varrelman                         --                             --
  Partner, Director of Fixed
  Income

John P. McNiff                 Bobcat Partners                Indirect Limited Partner

Michael T. Kennedy             Bobcat Partners                Indirect Limited Partner

George H. Burwell                           --                             --
Partner, Portolio Manager

G. Gregory Hagar                            --                             --
Partner, CFO

Bobcat Partners                Maverick Partners              General Partner

Michael J. Nalevanko                        --                             --
Partner, Head Trader

Babak Zenouzi                               --                             --
Partner, Portfolio Manager

Maria E. Pollack                            --                             --
Partner, Director of Client
  Administration



DAVID J. GREENE AND CO., LLC



    David J. Greene and Co. LLC ("David J. Greene") is a sub-adviser to the Registrant's SEI VP Small Cap Value Fund. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor, New York, NY 10022. David
J. Greene is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY       CONNECTION WITH OTHER OTHER COMPANY
------------------------------  ------------------------------  -----------------------------------
Michael C. Greene                             --                               --
Chief Executive Officer

Alan I. Greene                                --                               --
Chairman of Investment
  Committee

Marcia R. Dachs, CPA                          --                               --
Chief Financial Officer

E. Stephen Walsh                              --                               --
Chief Administrative Officer

David R. Pedowitz                             --                               --
Director of Research

Erwin A. Zeuschner                            --                               --
Director of Portfolio
  Management

      NAME AND POSITION
   WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY       CONNECTION WITH OTHER OTHER COMPANY
------------------------------  ------------------------------  -----------------------------------
Ralph Ruiz                                    --                               --
Director of Trading

Robert J. Ravitz, CFA                         --                               --
Senior Vice President

Benjamin H. Nahum                             --                               --
Executive Vice President

Jordan F. Posner                              --                               --
Vice President

James R. Greene                               --                               --
Senior Vice President

Stanley G. Lee,                               --                               --
CFA Vice President

Clarissa Moore                                --                               --
Director of Marketing/Client
  Services

Jack Estes                                    --                               --
Vice President

Pong Chan                                     --                               --
Director of MIS



EMERGING MARKETS MANAGEMENT, L.L.C.



    Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's SEI VP Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Antoine W. van Agtmael         Emerging Markets Investors     Managing Director, President,
Managing Director, President,    Corporation                    Chief Investment Officer
  Chief Investment Officer                                      and Chairman of the
  and Chairman of the                                           Investment Committee
  Investment Committee

                               The Emerging Markets           Director
                                 Strategic Fund

                               The Africa Emerging Markets    Director
                                 Fund

                               The Emerging Markets New       Director
                                 Economy Fund PLC

                               Strategic Investment           Director
                                 Management (SIM)

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Strategic Investment           Director
                                 Management International
                                 (SIMI)

                               Strategic Investment Partners  Director
                                 (SIP)

                               The Washington Opera           Member of the Board of
                                                                Trustees, Executive
                                                                Committee and Co-Chair of
                                                                the Education Committee

                               The Lab School of Washington   Member of the Board of
                                                                Trustees and the Finance
                                                                Committee

                               Yale University                Member of the University
                                                                Council and International
                                                                Advisory Council

                               George Washington University   Member of the National
                                                                Council for Education &
                                                                Human Development

                               Paul H. Nitze School of        Member of Advisory Council
                                 Advanced International
                                 Studies at Johns Hopkins
                                 University

                               International Human Rights     Member of the Board of
                                 Law Group                      Directors

Michael A. Duffy               Emerging Markets Investors     Managing Director, Secretary/
Managing Director, Secretary/    Corporation                    Treasurer and member of the
  Treasurer and member of the                                   Investment Committee
  Investment Committee

                               The Latin America Small        Director
                                 Capitalization Fund

                               Strategic Investment           Managing Director, Secretary/
                                 Management (SIM)               Treasurer and member of the
                                                                Investment Committee

                               Strategic Investment           Managing Director, Secretary/
                                 Management International       Treasurer and member of the
                                 (SIMI)                         Investment Committee

                               Strategic Investment Partners  Managing Director, Secretary/
                                 (SIP)                          Treasurer and member of the
                                                                Investment Committee

                               China Medical Board            Trustee and Treasurer

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Felicia J. Morrow              Emerging Markets Investors     Managing Director and member
Managing Director, Lead          Corporation                    of the Investment Committee
  Portfolio Manager, Chief
  Operating Officer and
  member of the Investment
  Committee

Hilda M. Ochoa-Brillembourg    Emerging Markets Investors     Director
Director                         Corporation

                               Strategic Investment           President, Director and a
                                 Management (SIM)               member of the Investment
                                                                Committee

                               Strategic Investment           President, Director and a
                                 Management International       member of the Investment
                                 (SIMI)                         Committee

                               Strategic Investment Partners  President, Director and a
                                 (SIP)                          member of the Investment
                                                                Committee

                               Youth Orchestra of the         Founding Chairman
                                 Americas

                               National Symphony Orchestra    Trustee

                               The Washington Opera           Trustee and Member of the
                                                                Executive Committee

                               Rockefeller Center for Latin   Member of the Advisory
                                 American Studies at Harvard    Committee
                                 University

                               Carnegie Endowment for         Vice Chairman of the Group of
                                 International Peace            Fifty (G-50)

                               Rockefeller Family Fund        Member of the Investment and
                                                                Finance Committees

                               US Airway Group                Member of the Board of
                                                                Directors

                               General Mills                  Member of the Board of
                                                                Directors

                               The World Bank/IMF Credit      Member of the Board of
                                 Union                          Directors

                               Harvard Management Company     Member of the Board of
                                                                Directors

                               Capital Children's Museum      Trustee

                               Hauser Center at Harvard       Member of the Advisory
                                 University                     Committee

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mary C. Choksi                 Emerging Markets Investors     Managing Director, Director
Managing Director and            Corporation
  Director

                               The Value Fifty Portfolio      Director

                               Emerging Markets South Asian   Director
                                 Fund

                               Strategic Investment           Managing Director, Director
                                 Management (SIM)               and member of the
                                                                Investment Committee

                               Strategic Investment           Managing Director, Director
                                 Management International       and member of the
                                 (SIMI)                         Investment Committee

                               Strategic Investment Partners  Managing Director, Director
                                 (SIP)                          and member of the
                                                                Investment Committee

                               H.J. Heinz Company             Member of the Board of
                                                                Directors

                               Beauvoir--The National         Member of the Board of
                                 Cathedral Elementary School    Directors Investment
                                                                Committee Chairman

                               The National Museum of Women   Trustee and Chair of the
                                 in the Arts                    Finance Committee

Carol A. Grefenstette          Emerging Markets Investors     Managing Director and
Managing Director                Corporation                    Director

                               Strategic Investment           Managing Director
                                 Management (SIM)

                               Strategic Investment           Managing Director
                                 Management International
                                 (SIMI)

                               Strategic Investment Partners  Managing Director and
                                 (SIP)                          Director

                               Georgetown University          Member of the Board of
                                 McDonough School of            Advisors
                                 Business

                               Archdiocese of Washington      Member of the Finance Council

George M. Alvarez-Correa       Emerging Markets Investors     Managing Director and
Director                         Corporation                    Director

                               The Value Fifty Portfolio      Director

                               Strategic Investment           Managing Director and member
                                 Management (SIM)               of the Investment Committee

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Strategic Investment           Managing Director and member
                                 Management International       of the Investment Committee
                                 (SIMI)

                               Strategic Investment Partners  Managing Director, Director
                                 (SIP)                          and member of the
                                                                Investment Committee



GOLDMAN SACHS ASSET MANAGEMENT



    Goldman Sachs Asset Management ("GSAM"), a business unit of the Investment Management Division of Goldman, Sachs & Co., is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. Goldman, Sachs & Co. is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY        CONNECTION WITHOTHER COMPANY
------------------------------  ------------------------------  ------------------------------
Henry M. Paulson, Jr.           The Goldman Sachs Group, Inc.   Chairman, Chief
Managing Director                                                 ExecutiveOfficer and
                                                                  Director

Robert J. Hurst                 The Goldman Sachs Group, Inc.   Vice Chairman and Director
Managing Director

John A. Thain                   The Goldman Sachs Group, Inc.   President, Co-Chief Operating
Managing Director                                                 Officer and Director

John L. Thornton                The Goldman Sachs Group, Inc.   President, Co-Chief Operating
Managing Director                                                 Officer and Director

Philip D. Murphy                              --                              --
Managing Director and Co-Head
  Investment Management
  Division

David W. Blood                  Goldman Sachs Asset Management  Director
Managing Director and Co-Head     International
  (Asset Management Group)

Peter S. Kraus                                --                              --
Managing Director and Co-Head
  (Investment Management
  Division)



IRIDIAN ASSET MANAGEMENT LLC



    Iridian Asset Management LLC ("Iridian") is a sub-adviser for the Registrant's SEIVP Large Cap Value Fund. The principal business address of Iridian is 276 Post Road West, Westport, CT 06880-4704. Iridian is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David L. Cohen                              --                             --
Co-Chief Executive Officer

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jeffrey M. Elliott                          --                             --
Executive Vice President,
  Chief Operating Officer,
  and Secretary

Alice B. Hicks                              --                             --
Executive Vice President

Harold J. Levy                              --                             --
Co-Chief Executive Officer



LEE MUNDER INVESTMENTS, LTD.



    Lee Munder Investments, Ltd. ("LMIL") is an investment sub-adviser for the SEI VP Small Cap Growth Fund. The principal address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lee Munder,                    Capital Automotive REIT        Director
Chairman

Kenneth Swan                                --                             --
President

Robert A. Smith                Castanea Partners, Inc         Co-Founder and Managing
Partner                                                         Director

                               The Neiman Marcus Group        Vice Chairman of the Board of
                                                                Directors

Jonathan Stone                              --                             --
Portfolio Manager

Nicholas Battelle                           --                             --
Portfolio Manager

Terry Gardner                               --                             --
CFO



LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED



    Lloyd George Investment Management (Bermuda) Limited ("LGIM") is a sub-adviser for the Registrant's SEI VP Emerging Markets Equity Fund. The principal business address of LGIM is 3808 One Exchange Square, Central, Hong Kong.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Lloyd George                         --                             --
Chairman & CEO

William Kerr                                --                             --
Vice Chairman & CFO

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Pamela Chan                                 --                             --
Director

Man Fat Tang                                --                             --
Director

Adaline Ko                                  --                             --
Director

Zaheer Sitabkhan                            --                             --
Director

Samir Mehta                                 --                             --
Director

Catherine Tan                               --                             --
Director

Jacob Rees Mogg                             --                             --
Director

Edward Robertson                            --                             --
Director


LSV ASSET MANAGEMENT


    LSV Asset Management ("LSV") is a sub-adviser for the Registrant's SEI VP Large Cap Value and Small Cap Value Funds. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
SEI Funds, Inc.                             --                             --
General Partner

Josef Lakonishok               University of Illinois         Professor of Finance
CEO, Portfolio Manager

Andrei Shleifer                Harvard University             Professor of Economics
Partner

Robert Vishny                  University of Chicago          Professor of Finance
Partner, Portfolio Manager

Menno Vermeulen                             --                             --
Partner, Portfolio Manager

Christopher J. LaCroix                      --                             --
Partner, Managing Director of
  Business Development

Tremaine Atkinson                           --                             --
Partner, Chief Operating
  Officer

MARTINGALE ASSET MANAGEMENT, L.P.



    Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's SEI VP Small Cap Value Fund. The principal address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Martingale Asset Management                 --                             --
  Corporation
General Partner

Patricia J. O'Connor                        --                             --
Treasurer, Administrator,
  Shareholder of MAM

William Edward Jacques                      --                             --
Executive Vice President,
  Portfolio Manager,
  Shareholder of MAM

Alan J. Stassman                            --                             --
Chairman, Shareholder of MAM

Arnold Seton Wood                           --                             --
President, Portfolio Manager,
  Shareholder of MAM

Douglas Evan Stark, CFA                     --                             --
Investment Research,
  Portfolio Manager

Paul Burik                     Commerz International Capital  CIO, Deputy Managing Director
Director                         Management, GmbH

Peter M. Lampe                 Commerz International          VP, Controller, Compliance
                                 Management, GmbH               Officer


MAZAMA CAPITAL MANAGMENT, INC.


    Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Mazama is One SW Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
President, Chairman and
  Senior Portfolio Manager

Helen McDonald Degener         The Mathes Company             VP and Portfolio Manager
Director and Chief Investment
  Officer

Jill Ronne Collins                          --                             --
Senior VP Marketing & Client
  Service

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Brian Paul Alfrey                           --                             --
Director, Executive Vice
  President and Chief
  Operating Officer

Stephen Charles Brink                       --                             --
Senior Vice President,
  Director Research

MCKINLEY CAPITAL MANAGEMENT, INC.


    McKinley Capital Management, Inc. ("McKinley Capital") is an investment sub-adviser for the Registrant's SEI VP Large Cap Growth and SEI VP Small Cap Growth Funds. The principal address of McKinley Capital is 3301 C Street, Anchorage, Alaska 99503. McKinley Capital is an investment adviser registered under the Advisers Act.



    NAME AND POSITION WITH
      INVESTMENT ADVISER                  OTHER COMPANY                         TITLE
-------------------------------  --------------------------------  --------------------------------
Robert B. Gillam                 FAS Alaska, Inc.                  Officer, Director
President, CIO

                                 McKinley Offshore Management,     Director
                                   Ltd.

                                 McKinley Market Neutral Offshore  Director
                                   Limited

                                 McKinley Partners LLC             Manager

Diane M. Wilke                   McKinley Market Neutral Offshore  Director
Executive Vice President, COO      Limited

                                 McKinley Offshore Management,     Director
                                   Ltd.

                                 FAS Alaska, Inc.                  Officer, Director

B. Thomas Willison                              --                                --
Director

Tamara L. Leitis                                --                                --
Assistant Vice President, HR
  Manager

Gregory O'Keefe                                 --                                --
Controller

MELLON BOND ASSOCIATES, LLP


    Mellon Bond Associates, LLP ("Mellon Bond") is a Sub-Adviser to the Registrant's SEI VP Bond Index Fund. The principal business address of Mellon Bond is One Mellon Center, Suite 5400, Pittsburgh, Pennsylvania 15258-0001. Mellon Bond is an investment adviser registered under the Advisers Act.



   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
----------------------------  -------------------------------  -------------------------------
Ronald Phillip O'Hanley, III  Buck Consultants, Inc.           Director
Executive Committee Member,
  Chairman

                              Newton Management LTD            Executive Committee/Director

                              Mellon Asset Mgmt (Japan) Co.,   Non-Resident Director
                                LTD

                              Franklin Portfolio Holdings,     Director
                                Inc.

                              Mellon Bank, N.A.                Vice Chairman

                              The Dreyfus Corporation          Director, Vice Chairman

                              TBCAM Holdings, Inc.             Director

                              The Boston Company Asset         Chairman, Director
                                Management, LLC

                              Boston Safe Advisors, Inc.       Chairman/Director

                              Mellon Capital Management        Director
                                Corporation

                              Certus Asset Advisors            Director
                                Corporation

                              Mellon Equity Associates, LLP    Executive Committee Member,
                                                                 Chairman

                              Mellon-France Corporation        Director

                              Pareto Partners                  Partner, Representative

                              Mellon Growth Advisors, LLC      Board Member

                              Standish Mellon Asset            Board Member
                                Management Holdings, LLC

                              Standish Mellon Asset            Board Member
                                Management Company, LLC

                              Mellon Global Investing          Director, Chairman, CEO
                                Corporation

                              Mellon Financial Corporation     Vice Chairman

John Joseph Nagorniak         Mellon Equity Associates, LLP    Executive Committee Member,
Executive Committee Member                                       Vice President

                              Certus Asset Advisors            Director
                                Corporation

                              TBCAM Holdings, LLC              Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
----------------------------  -------------------------------  -------------------------------
                              Mellon Capital Management        Director
                                Corporation

                              Franklin Portfolio               Chairman/Director
                                Holdings, Inc.

                              Franklin Portfolio Associates,   Chairman
                                LLC

                              Mellon Growth Advisors, LLC      Director

                              Standish-Mellon Asset            Member of Board of Managers
                                Management Company, LLC

William F. Adam               Standish-Mellon Asset            Member of Board of Managers
CEO, Executive Committee        Management Holdings, LLC

                              Standish-Mellon Asset            Member of Board of Managers
                                Management Company, LLC

John K. Milne                               --                               --
CIO, Executive Committee

Stephen Edward Canter         The Dreyfus Corporation          Chairman, CEO, COO
Executive Committee

                              Newton Management LTD (UK)       Director

                              Mellon Equity Associates, LLP    Executive Committee Member

                              Franklin Portfolio Associates,   Director
                                LLC

                              Franklin Portfolio               Director
                                Holdings, Inc.

                              The Boston Company Asset         Director
                                Management, LLC

                              TBCAM Holdings, LLC              Director

                              Mellon Capital Management        Director
                                Corporation

                              Dreyfus Investment               Chairman/President
                                Advisors, Inc.

                              Founders Asset Management, LLC   Board of Managers Member

                              The Dreyfus Trust Company        Chairman/President/CEO/Director

                              Mellon Financial Corporation     Vice Chairman

Patrick Sheppard              Standish-Mellon Asset            Member of Board of Managers
Executive Committee Member      Management Company, LLC

METROPOLITAN WEST ASSET MANAGEMENT LLC



    Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's SEI VP Core Fixed Income Fund. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Scott Dubchansky                            --                             --
Chief Executive Officer,
  Partner

Tad Rivelle                                 --                             --
Chief Investment Officer,
  Partner

Laird Landmann                              --                             --
Portfolio Manager, Partner

David Lippman                               --                             --
Portfolio Manager, Partner

Steve Kane                                  --                             --
Portfolio Manager, Partner

Chris Scibelli                              --                             --
Director of Marketing,
  Partner

Patrick Moore                               --                             --
Director of Client Services

Joseph Hattesohl                            --                             --
Chief Financial Officer

Lara Mulpagano                              --                             --
Chief Operating Officer

Cal Rivelle                                 --                             --
Chief Technology Officer

Jay Menvielle                               --                             --
Controller

MWFIN                                       --                             --
Minority Partner

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------



MONTAG & CALDWELL INC.



    Montag & Caldwell Inc. ("Montag") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of Montag is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326. Montag is a registered investment adviser under the Advisers Act.



   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald E. Canakaris, CFA                    --                             --
CEO, President, Director and
  CIO

Solon P. Patterson, CFA                     --                             --
Chairman, Director

Tom C. Brown
Director

William A. Vogel CFA                        --                             --
Executive Vice President,
  Director

Andrew Neil Rithet                          --                             --
Director


MORGAN STANLEY INVESTMENT MANAGEMENT INC.


    Morgan Stanley Investment Management Inc. ("MSIM") is a sub-adviser for the Registrant's SEI VP Emerging Markets Equity Fund. The principal business address of MSIM is 1221 Avenue of the Americas, New York, NY 10020. MSIM is an investment adviser registered under the Adviser Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Ronald E. Robison                     Morgan Stanley                         Managing Director
Chief Global Operations Officer,
  Managing Director

                                      Morgan Stanley Investment Advisers     Managing Director, Director
                                       Inc.

                                      Morgan Stanley Services Company Inc.   Managing Director, Director

                                      Morgan Stanley Trust                   President, Chief Executive Officer,
                                                                             Director

                                      Morgan Stanley Funds                   Vice President

Alexander C. Frank                    Morgan Stanley                         Global Treasurer
Treasurer and Managing Director

Mitchell M. Merin                     Morgan Stanley Investment Advisors     President, Chief Executive Officer,
President and COO                      Inc.                                  Director

                                      Morgan Stanley Distributors Inc.       Chairman, CEO, Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      Morgan Stanley Trust                   Chairman and Director

                                      Morgan Stanley Services Company Inc.   President, CEO, Director

                                      Morgan Stanley Funds                   President, CEO

                                      TCW/DW Term Trust 2003                 President, CEO

                                      Various Morgan Stanley Subsidiaries    Director

                                      Van Kampen Open-End Funds              Trustee, President, CEO

                                      Van Kampen Closed-End Funds            Trustee, President, CEO

Joseph J. McAlinden                   Morgan Stanley Investment Advisors     Managing Director, CIO
Managing Director, CIO                 Inc.

                                      Morgan Stanley Investments LP          Managing Director, CIO

                                      Morgan Stanley Trust                   Director

                                      Van Kampen Open-End Funds              CIO

                                      Van Kampen Closed-End Funds            CIO

Rajesh Kuman Gupta                    Morgan Stanley Investment Advisors     Managing Director and Chief
Chief Administrative Officer--         Inc.                                  Administrative Officer-- Investments
  Investments and Managing Director

                                      Morgan Stanley Investments LP          Managing Director and Chief
                                                                             Administrative Officer-
                                                                             Investments

Barry Fink                            Morgan Stanley Investment Advisors     Managing Director
General Counsel, Managing Director     Inc. and Morgan Stanley Services
                                       Company

                                      Morgan Stanley Funds                   Secretary and General Counsel

                                      Morgan Stanley DW Inc.                 Assistant Secretary

                                      TCW/DW Term Trust 2003                 Secretary and General Counsel

Jeffrey Hiller                                         --                                     --
Managing Director, Global Compliance
  Director

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT


    Nicholas-Applegate Capital Management ("Nicholas-Applegate") is a sub-adviser for the Registrant's SEI VP High Yield Bond Fund. The principal business address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Arthur E. Nicholas             Nicholas-Applegate Holdings,   Chairman
Chairman                         LLC

                               Nicholas-Applegate             Chairman Emeritus
                                 Securities, LLC

                               Nicholas-Applegate             Chairman Emeritus
                                 Institutional Funds

                               Nicholas-Applegate Securities  President
                                 International LDC

                               Nicholas-Applegate Fund, Inc.  Director Emeritus

Edward Blake Moore, Jr.        Nicholas-Applegate Holdings,   Secretary, General Counsel
General Counsel                  LLC

                               Nicholas-Applegate             General Counsel, Secretary
                                 Securities, LLC

                               Nicholas-Applegate             President and Chairman of the
                                 Institutional Funds            Board

Marna P. Whittington, Ph. D    Allianz Dresner Asset          Chief Operating Officer
President, Executive             Management
  Committee

                               Nicholas-Applegate Holdings,   President and CEO
                                 LLC

                               Nicholas-Applegate             President and CEO
                                 Securities, LLC

Eric Spencer Sagerman          Nicholas-Applegate Southeast   Director
Head of Global Marketing,        Asia Fund
  Executive Committee

                               Nicholas-Applegate India       Director
                                 Fund, Ltd PCC

William Charles Maher, CPA     Nicholas-Applegate Holdings,   Chief Financial Officer,
Chief Financial Officer          LLC                            Treasurer

                               Nicholas-Applegate             Treasurer
                                 Institutional Funds

                               Nicholas-Applegate             Chief Financial Officer
                                 Securities, LLC

Horacio Valeiras                            --                             --
Chief Investment Officer

Peter James Johnson            Nicholas-Applegate             Vice President
Senior Vice President,           Securities, LLC
  Director of Institutional
  Sales

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Charles H. Field, Jr.          Nicholas-Applegate             Deputy General Counsel
Chief of Compliance and          Securities, LLC
  Deputy General Counsel

                               Nicholas-Applegate             Secretary
                                 Institutional Funds

                               Nicholas-Applegate Securities  Vice President and Secretary
                                 International LDC

                               Nicholas-Applegate U.S.        Director
                                 Convertible Arbitrage
                                 Master Fund, LTD

                               Nicholas-Applegate U.S.        Director
                                 Convertible Arbitrage Fund,
                                 LTD

                               Torrey Pines Master Fund, LTD  Director

                               Torrey Pines Fund, LTD         Director

                               Nicholas-Applegate Southeast   Director
                                 Asia Fund

                               Nicholas-Applegate India Fund  Director

Nicholas-Applegate Holdings    Allianz Dresner Asset          General Partner
  LLC                            Management
Managing Member

Allianz Dresner Asset          Allianz of America, Inc.       Sole Shareholder
  Management of America, LLC
Limited Partner


NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

    Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's SEI VP High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Levine                  Nomura Holding America Inc.    Executive Managing Director
President, CEO and Board
  Member

Lance Bernard Fraser                        --                             --
Managing Director, Chief
  Operating Officer

Joseph Redmond Schmuckler      Nomura Securities              Board Member, President,
Co-Chairman of the Board         International, Inc.            Chief Operating Officer

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Nomura Holding America Inc.    Board Member, Chief Operating
                                                                Officer and Executive
                                                                Managing Director

David Mair Findlay             Nomura Holding America, Inc.   Chief Legal Officer, Board
Board Member, Chief Legal                                       Member, Executive Managing
  Officer                                                       Director, Secretary

                               Nomura Securities              Chief Legal Officer, Board
                                 International, Inc.            Member, Executive Managing
                                                                Director, Secretary

Hideyuki Takahashi             Nomura Securities              Board Member, Chief Executive
Co-Chairman of the Board         International, Inc.            Officer

                               Nomura Holding America Inc.    Board Member, President,
                                                                Chief Executive Officer

David Crall                                 --                             --
Director

Stephen Kotsen                              --                             --
Vice President



OECHSLE INTERNATIONAL ADVISORS



    Oechsle International Advisors ("Oechsle") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Singleton Dewey Keesler                     --                             --
CIO and Managing Principal

Stephen P. Langer                           --                             --
Executive Managing Principal/
  Director of Marketing

Lawrence Sean Roche                         --                             --
COO and Managing Principal

Warren Walker                  Oechsle International          Portfolio Manager
Executive Managing Principal     Advisors, Ltd.

Steven Henry Schaefer          Oechsle International          Managing Director
Managing Principal               Advisors, Ltd.

Paula Nicole Drake                          --                             --
General Counsel/Principal

Martin G. Dyer                              --                             --
Director of Compliance

Steven James Butters                        --                             --
Marketing Officer

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kathleen Mary Harris                        --                             --
Principal/Portfolio Manager

John G. Power, III                          --                             --
Senior Vice President

James P. MacMillan                          --                             --
Principal, Marketing and
  Client Service


PEREGRINE CAPITAL MANAGEMENT INC.

    Peregrine Capital Management Inc. ("Peregrine") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2018. Peregrine is a registered investment adviser under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jon Robert Campbell            Wells Fargo Minnesota, N.A.    Chairman, CEO, President
Director

                               Wells Fargo & Company          Regional President - Great
                                                                Lakes Region

                               Fairview Health Services       Director

                               Capital City Partnership       Director

                               The Minneapolis Orchestral     Director
                                 Association

                               Minnesota Business             Director
                                 Partnership

                               Mentoring Partnership of       Director
                                 Minnesota

                               The Minneapolis Foundation     Director

Jay Hendrickson Strohmaier
Senior Vice President,
  Portfolio Manager

James Patrick Ross
Senior Vice President, Senior
  Portfolio Advisor

Janelle Mae Walter
Assistant Vice President,
  Business Systems Consultant

Colin Michael Sharp
Senior Vice President,
  Director of Technology and
  Operations

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Reid Kilberg
Senior Vice President, Client
  Service & Marketing

Jason R. Ballsrud
Vice President, Equity
  Analyst



RS INVESTMENT MANAGEMENT, L.P.



    RS Investment Management, L.P. ("RSIM") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of RSIM is 388 Market Street, Suite 1700, San Francisco, California 94111. RSIM is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
George Randall Hecht           RS Investment Trust            President and Principal
Chief Executive Officer                                         Executive Officer

                               RS Investment Management Co.,  Chief Executive Officer and
                                 LLC                            Member

                               RS Investment Management,      Chief Executive Officer
                                 Inc.

                               RS Growth Group LLC            Member

                               RS Value Group LLC             Member

                               RS Real Estate Group LLC       Member

                               RS Bayview, Inc.               President

James L. Callinan              RS Investment Management Co.,  Member
Portfolio Manager                LLC

                               RS Investment                  Portfolio Manager
                                 Management, Inc.

                               RS Growth Group LLC            President, Portfolio Manager
                                                                and Member

Paul H. Stephens               RS Value Group LLC             Portfolio Manager and Member

Andrew P. Pilara               RS Investment Management Co.   Member
Portfolio Manager                LLC

                               RS Value Group LLC             President, Portfolio Manager
                                                                and Member

James P. Foster                RS Investment Management Co.   Member
                                 LLC

                               RS Real Estate Group           President and Member

SALOMON BROTHERS ASSET MANAGEMENT INC



    Salomon Brothers Asset Management Inc ("SBAM") is the sub-adviser for the Registrant's SEI VP Emerging Markets Debt Fund. The principal address of SBAM is 399 Park Avenue, 4th Floor, New York, New York 10013. SBAM is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Amodeo                  Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

James Craige                   Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

John Cunningham                Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

Virgil Cumming                 Salomon Smith Barney Inc.      Managing Director
Chief Investment Officer --
  Global Retail and High Net
  Worth

Robert Donahue                 Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

Ajay Dravid                    Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

Thomas Flanagan                Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

David Griffiths                Salomon Brothers Asset         Director
Senior Portfolio Manager         Management Ltd.

Michael Kagan                  Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

Brian Keyser                   Citibank, N.A.                 Director
Economist

Roger Lavan                    Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

Mark Lindbloom                 Citibank, N.A.                 Managing Director
Senior Portfolio Manager

Yuan Y. Ma                     Salomon Brothers Asset         Managing Director
Director of Quantitative         Management Inc
  Research

Ross Margolies                 Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

Wendy Murdock                  Salomon Smith Barney Inc.      Managing Director
Chief Operating Officer

Michael Rosenbaum              Salomon Smith Barney Inc.      Managing Director
Chief Legal Counselor,
  General Counsel

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David Scott                    Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Ltd.

Jeffrey Scott                  Salomon Brothers Asset         Vice President
Compliance Officer               Management Inc

Beth Semmel                    Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

David Torchia                  Salomon Brothers Asset         Managing Director
Senior Portfolio Manager         Management Inc

Peter Wilby                    Salomon Brothers Asset         Managing Director
Chief Investment Officer --      Management Inc
  Fixed Income, North America


SANFORD C. BERNSTEIN & CO., LLC


    Sanford C. Bernstein & Co., LLC ("Bernstein") is a sub-adviser for the Registrant's SEI VP Large Cap Value Fund. The principal business address of Bernstein is 767 Fifth Avenue, New York, New York 10153. Sanford Bernstein is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis Alan Sanders             Alliance Capital Management    Vice Chairman, CIO
Director                         Corporation ("ACMC")

Gerald M. Lieberman            ACMC                           Executive Officer
Chief Financial Officer &
  Director

John Donato Carifa             ACMC                           Director, President & COO
Director

Lisa Shalett                   Alliance Capital Management    Executive Officer
CEO, Chairman                    L.P.


SAWGRASS ASSET MANAGEMENT, LLC

    Sawgrass Asset Management, LLC ("Sawgrass") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Sawgrass is 1579 The Greens Way, Suite 20, Jacksonville, FL 32250. Sawgrass is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sawgrass Asset                              --                             --
  Management, Inc.
  ("S.A.M., Inc.")
Member, Shareholder of 50%

AmSouth Bank                                --                             --
Member, Shareholder of 50%

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
AmSouth Bancorporation                      --                             --
100% Shareholder of AmSouth
  Bank

Andrew M. Cantor, CFA          S.A.M., Inc.                   1/3 Owner
Principal

Dean E. McQuiddy, CFA          S.A.M., Inc.                   1/3 Owner
Principal

Brian K. Monroe                S.A.M., Inc.                   1/3 Owner
Principal



SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED



    Security Capital Research & Management Incorporated ("Security Capital") is a Sub-adviser for the Registrant's SEI VP Small Cap Value Fund. The principal business address of Security Capital is 11 South LaSalle St., 2nd Floor, Chicago, IL 60603. Security Capital is an investment adviser registered under the Adviser Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kevin W. Bedell                             --                             --
Senior Vice President

Anthony R. Manno, Jr.                       --                             --
President, Sole Director, and
  Managing Director

David E. Rosenbaum                          --                             --
Senior Vice President

Jeffrey C. Nellessen                        --                             --
Chief Financial Officer,
  Secretary, Treasurer, and
  Controller

Kenneth D. Statz                            --                             --
Managing Director

David T. Novick                             --                             --
General Counsel


SEI INVESTMENTS MANAGEMENT CORPORATION


    SEI Investments Management Corporation ("SIMC") is the adviser for the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP Small Cap Value, SEI VP Small Cap Growth, SEI VP S&P 500 Index, SEI VP Emerging Markets Equity, SEI VP International Equity, SEI VP Core Fixed Income, SEI VP High Yield Bond, SEI VP Bond Index, SEI VP Prime Obligation and SEI VP Emerging Markets Debt

Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Director, Chairman & CEO
  Chairman, CEO, Director

                                      SEI Investments                        Director, Chairman of the Board of
                                       Distribution Co.                       Directors

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                              Directors

                                      SEI Global Investments Corp.           Director, CEO, Chairman of the Board

                                      SEI Investments Global (Cayman),       Chairman of the Board, CEO
                                       Limited

                                      SEI Capital AG                         Director, Chairman of the Board

                                      SEI Global Capital                     Director, CEO, Chairman of the Board
                                       Investments, Inc.

                                      SEI Investments Management             Manager
                                       Corporation Delaware, L.L.C.

                                      LSV Asset Management                   Management Committee

                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman of the Board, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Venture Capital, Inc.              Director, Chairman of the Board, CEO

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments Global Funds           Chairman, CEO
                                       Services

                                      SEI Investments Management             Director, Chairman, CEO
                                       Corporation II

                                      SEI Inc. (Canada)                      Director

Carmen V. Romeo                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President, Director                                            President- Investment Advisory
                                                                              Group

                                      SEI Private Trust Company              Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments                        Director
                                       Distribution Co.

                                      SEI Trust Company                      Director

                                      SEI Investments, Inc.                  Director, President

                                      SEI Ventures, Inc.                     Director, Executive Vice President

                                      SEI Investments Developments, Inc.     Director, President

                                      SEI Funds, Inc.                        Director, Executive Vice President

                                      SEI Global Investments Corp.           Executive Vice President

                                      SEI Global Capital                     Executive Vice President
                                       Investments, Inc.

                                      SEI Insurance Group, Inc.              Director

                                      SEI Primus Holding Corp.               Director, President

                                      CR Financial Services Company          Director

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Venture Capital, Inc.              Director

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

                                      SEI Investments Management             Director, Executive Vice President
                                       Corporation II

Richard B. Lieb                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President, Director                                            President- Investment Systems &
                                                                              Services Division

                                      SEI Investments                        Director, Executive Vice President
                                       Distribution Co.

                                      SEI Trust Company                      Director, Chairman of the Board

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Private Trust Company              Director

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Management             Director, Executive Vice President
                                       Corporation II

Edward D. Loughlin                    SEI Investments Company                Executive Vice President,
Executive Vice President                                                      President-Asset Management Division

                                      SEI Trust Company                      Director

                                      SEI Funds, Inc.                        Executive Vice President

                                      SEI Advanced Capital                   Director, President
                                       Management, Inc.

                                      SEI Capital Limited (Canada)           Director

                                      SEI Investments Global Funds           Executive Vice President
                                       Services

                                      CCF-SEI Investments                    Board of Directors

                                      SEI Investments Management             Executive Vice President
                                       Corporation II

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Investments Canada Company         Director

Dennis J. McGonigle                   SEI Investments Company                Executive Vice President
Executive Vice President

                                      SEI Investments                        Executive Vice President
                                       Distribution Co.

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

                                      SEI Investments Global Funds           Senior Vice President
                                       Services

                                      SEI Investments Management             Executive Vice President
                                       Corporation II

Ed Daly                               SEI Investments Management             Senior Vice President, Managing
Senior Vice President, Managing        Corporation II                         Director
  Director

Carl A. Guarino                       SEI Investments Company                Executive Vice President
Senior Vice President

                                      SEI Investments Distribution Company   Senior Vice President

                                      SEI Global Investments Corp.           Senior Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Investments (Europe) Ltd.          Director

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      CCF-SEI Investments                    Board of Directors

                                      SEI Venture Capital, Inc.              Executive Vice President

                                      SEI Investments-Unit Trust             Director
                                       Management (UK) Limited

                                      LSV Asset Management                   Management Committee

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

                                      SEI Investments Global, Limited        Director

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
  Senior Vice President, CIO

                                      SEI Investments Fund Management        Vice President, Team Leader

                                      SEI Investments Global Funds           Vice President, Team Leader
                                       Services

                                      SEI Investments Management             Senior Vice President, CIO
                                       Corporation II

Jack May                              SEI Investments                        Senior Vice President
Senior Vice President                  Distribution Co.

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

James V. Morris                       SEI Investments Management             Senior Vice President, Managing
Senior Vice President, Managing        Corporation II                         Director
  Director

Steve Onofrio                         SEI Investments Management             Senior Vice President, Managing
Senior Vice President, Managing        Corporation II                         Director
  Director

Kevin P. Robins                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments                        Senior Vice President
                                       Distribution Co.

                                      SEI Investments Global (Cayman),       Director
                                       Limited

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Trust Company                      Director

                                      SEI Insurance Group, Inc.              Director, President

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Private Trust Company              Director

                                      SEI Family Office Services, LLC        Director, Vice President

                                      SEI Giving Fund                        Director, President

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

                                      LSV Asset Management                   Management Committee

Kenneth Zimmer                        SEI Investments Company                Senior Vice President
Senior Vice President, Managing
  Director

                                      SEI Investments Management             Senior Vice President, Managing
                                       Corporation II                         Director

Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

Jay Brown                             SEI Investments Management             Vice President
Vice President                         Corporation II

Todd Cipperman                        SEI Investments Company                Senior Vice President, General
General Counsel, Senior Vice                                                  Counsel, Assistant Secretary
  President, Secretary

                                      SEI Investments                        General Counsel, Senior Vice
                                       Distribution Co.                       President

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                              Counsel & Secretary

                                      SEI Trust Company                      General Counsel, Senior Vice
                                                                              President, Assistant Secretary

                                      SEI Investments, Inc.                  General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Ventures, Inc.                     General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Investments Developments, Inc.     General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Funds, Inc.                        General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Insurance Group                    Director, Senior Vice President,
                                                                              General Counsel

                                      SEI Investments Global Funds           Senior Vice President, General
                                       Services                               Counsel, Secretary

                                      SEI Family Office Services, LLC        Vice President, General Counsel,
                                                                              Secretary

                                      SEI Global Investments Corp.           General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Advanced Capital                   General Counsel, Senior Vice
                                       Management, Inc.                       President, Director, Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global Management      General Counsel, Director, Assistant
                                       (Cayman) Inc.                          Secretary

                                      SEI Global Capital                     General Counsel, Senior Vice
                                       Investments, Inc.                      President, Secretary

                                      SEI Investments Global, Limited        Director

                                      SEI Primus Holding Corp.               General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Investments Mutual Fund Services   General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Investments Fund Management        General Counsel, Senior Vice
                                                                              President, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, General Counsel, Secretary

                                      SEI Investments (Europe) Ltd.          Director

                                      SEI Investments Canada Company         Senior Vice President, General
                                                                              Counsel

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Venture Capital, Inc.              Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments-Unit Trust             Director
                                       Management (UK) Limited

                                      SEI Investments Management             Senior Vice President, General
                                       Corporation II                         Counsel, Secretary

                                      SEI Investments Management             Senior Vice President, General
                                       Corporation Delaware, L.L.C.           Counsel, Secretary

Robert Crudup                         SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

                                      SEI Investments Company                Senior Vice President

Richard A. Deak                       SEI Investments Company                Senior Vice President
Vice President, Managing Director

                                      SEI Investments Distribution Company   Vice President, Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global Funds           Vice President, Managing Director
                                       Services

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

                                      SEI Investments Fund Management        Vice President, Managing Director

Melissa Doran Rayer                   SEI Investments Management             Vice President
Vice President                         Corporation II

Michael Farrell                       SEI Investments Management             Vice President
Vice President                         Corporation II

Vic Galef                             SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Global Funds           Vice President, Managing Director
                                       Services

                                      SEI Investments Fund Management        Vice President, Managing Director

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Insurance Group                    Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Realty Capital Corporation         Vice President, Secretary

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

Susan R. Hartley                      SEI Investments Management             Vice President
Vice President                         Corporation II

Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                              Accounting Officer

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President, Treasurer

                                      SEI Ventures, Inc                      Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

                                      Global Primus Holding Corp.            Director, Vice President, Treasurer

                                      SEI Global Investments, Inc.           Director, Vice President, Treasurer

                                      SEI Investments Global Funds           Vice President, Treasurer
                                       Services

                                      SEI Investments Fund Management        Vice President, Treasurer

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Treasurer, Assistant
                                                                              Secretary

                                      SEI Venture Capital, Inc.              Director, Vice President, Treasurer

                                      SEI Funds, Inc.                        Director, Vice President, Treasurer

                                      SEI Family Office Services, LLC        Vice President, Treasurer

                                      SEI Investments Management             Vice President, Treasurer
                                       Corporation II

                                      SEI Investments Management             Manager, Vice President, Treasurer
                                       Corporation Delaware, L.L.C.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments, Inc.                  Director, Vice President, Treasurer

                                      SEI Investments Developments, Inc.     Director, Vice President, Treasurer

Kim Kirk                              SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Insurance Group                    Vice President

                                      SEI Vermogens Services B.V.            Deputy Chairman Managing Director B

                                      SEI Investments Global Funds           Vice President, Managing Director
                                       Services

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

                                      SEI Investments Fund Management        Vice President, Managing Director

John Krzeminski                       SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Investments Global Funds           Vice President, Managing Director
                                       Services

                                      SEI Family Office Services, LLC        Director, Vice President

                                      SEI Investments Fund Management        Vice President, Managing Director

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Investments Management             Vice President
                                       Corporation Delaware, L.L.C.

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Private Trust Company              General Counsel

Carolyn McLaurin                      SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Global Funds           Vice President, Managing Director
                                       Services

                                      SEI Investments Fund Management        Vice President, Managing Director

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Roger Messina                         SEI Investments Management             Vice President
Vice President                         Corporation II

Daniel Spaventa                       SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Vermogens Services, B.V.           Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Management             Vice President
                                       Corporation II

Kathryn L. Stanton                    SEI Investments                        Vice President
Vice President                         Distribution Co.

                                      SEI Giving Fund                        Vice President, Treasurer

                                      SEI Investments Management             Vice President
                                       Corporation II

                                      CR Financial Services Company          Secretary, Treasurer

Raymond B. Webster                    SEI Investments Management             Vice President
Vice President                         Corporation II

Susan R. West                         SEI Investments Management             Vice President, Managing Director
Vice President, Managing Director      Corporation II

Lori L. White                         SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments                        Vice President, Assistant Secretary
                                       Distribution Co.

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mark S. Wilson                        SEI Investments Management             Vice President
Vice President                         Corporation II

John D. Anderson                      SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Scott W. Dellorfano                   SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Scott C. Fanatico                     SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Steven A. Gardner                     SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Bridget Jensen                        SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Global Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

                                      SEI Investments Management             Vice President
                                       Corporation II

John Kirk                             SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

                                      SEI Insurance Group, Inc.              Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Alan H. Lauder                        SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Investments Management             Vice President
                                       Corporation II

Paul Lonergan                         SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Management             Vice President, Managing Director
                                       Corporation II

Ellen Marquis                         SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Global (Cayman),       Vice President
                                       Limited

                                      SEI Investments Management             Vice President
                                       Corporation II

Sherry Kajdan Vetterlein              SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Family Office Services, LLC        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Giving Fund                        Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

William E. Zitelli, Jr.               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

John C. Munch                         SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Global Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Investments Management             Vice President, Assistant Secretary
                                       Corporation II

Wayne M. Withrow                      SEI Investments Company                Executive Vice President, CIO
Senior Vice President

                                      SEI Investments Distribution Co.       Senior Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global Funds           Senior Vice President
                                       Services

                                      SEI Investments Fund Management        Senior Vice President

                                      SEI Investments Management             Senior Vice President
                                       Corporation II

Joanne Nelson                         SEI Investments Distribution Co.       Vice President
Vice President

Rudolf F. Schmidt                     SEI Investments (South Africa)         Director
Vice President                         Limited



SHENKMAN CAPITAL MANAGEMENT INC.



    Shenkman Capital Management Inc. ("Shenkman") is a sub-adviser for the Registrant's SEI VP High Yield Bond Fund. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017-6283. Shenkman is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
Mark Ronald Shenkman                          --                              --
President, Director

Albert Fuss                     International Asset             Chairman
Director                          Management, Ltd.

Victor M. Rosenzweig            Olshan, Grundman, Frome &       Partner
Director                          Rosenzweig, L.L.P. (law
                                  firm)

Frank X. Whitley                              --                              --
Executive Vice President

Mark J. Flanagan                              --                              --
Senior Vice President

Richard H. Weinstein                          --                              --
Senior Vice President &
  General Counsel

Robert Stricker                 Citigroup Asset Management      Managing Director, U.S. Fixed
Senior Vice President                                             Income

STERLING CAPITAL MANAGEMENT LLC



    Sterling Capital Management LLC ("Sterling") is a sub-adviser for the Registrant's SEI VP Small Cap Value Fund. The principal business address of Sterling is Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211. Sterling is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Whittaker Whalen                       --                             --
Managing Director

David Michael Ralston                       --                             --
Managing Director

Alexander Worth McAlister                   --                             --
Managing Director

Eduardo Alejandro Brea                      --                             --
Managing Director

Brian R. Walton                             --                             --
Managing Director


TRANSAMERICA INVESTMENT MANAGEMENT, LLC


    Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
Gary U. Rolle                                 --                              --
President, Manager, Chief
  Investment Officer

Jeffrey S. Van Harte                          --                              --
Senior Vice President,
  Manager, Head of Equities

Heidi Y. Hu                                   --                              --
Senior Vice President,
  Director of Fixed Income

John R. Kenney                  Great Companies, LLC            Chairman, Director, Co-Chief
Manager                                                           Executive Officer

Brian C. Scott                  AEGON/Transamerica Fund         Director, President, Chief
Manager                           Advisers, Inc.                  Executive Officer

Ann Marie Swanson                             --                              --
Vice President, Chief
  Compliance Officer,
  Secretary

      NAME AND POSITION
   WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
John C. Riazzi                                --                              --
Manager, Chief Executive
  Officer

Larry N. Norman                 AEGON, USA                      Executive Vice President,
  Manager                                                         Chief Operating Officer


WELLINGTON MANAGEMENT COMPANY, LLP


    Wellington Management Company, LLP ("Wellington Management") is a sub-adviser for the SEI VP Small Cap Growth Fund. The principal address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.



    NAME AND POSITION WITH
      INVESTMENT ADVISER            NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
Kenneth Lee Abrams                            --                              --
Partner

Nicholas Charles Adams          Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Rand Lawrence Alexander                       --                              --
Partner

Deborah Louise Allinson         Wellington Trust Company, NA    Vice President
Partner

Steven C. Angeli                              --                              --
Partner

James Halsey Averill                          --                              --
Partner

John F. Averill                 Wellington Hedge                Sr. Vice President
Partner                           Management, Inc.

                                Wellington Global Holdings,     Sr. Vice President
                                  Ltd.

Karl E. Bandtel                 Wellington Global               Sr. Vice President
Partner                           Administrator, Ltd.

                                Wellington Global Holdings,     Sr. Vice President
                                  Ltd.

                                Wellington Hedge                Sr. Vice President
                                  Management, Inc.

Mark James Beckwith                           --                              --
Partner

James A. Bevilacqua             Wellington Hedge                Sr. Vice President
Partner                           Management, Inc.

                                Wellington Global Holdings,     Sr. Vice President
                                  Ltd.

    NAME AND POSITION WITH
      INVESTMENT ADVISER            NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
                                Wellington Global               Sr. Vice President
                                  Administrator, Ltd.

Kevin J. Blake                  Wellington Global               Director
Partner                           Administrator, Ltd.

                                Wellington Global Holdings,     Director
                                  Ltd.

                                Wellington Luxembourg S.C.A.    Supervisory Board

                                Wellington Management Global    Director
                                  Holdings, Ltd.

William Nicholas Booth                        --                              --
Partner

Michael J. Boudens              Wellington Global               Sr. Vice President
Partner                           Administrator, Ltd.

                                Wellington Hedge                Sr. Vice President
                                  Management, Inc.

Paul Braverman                  Wellington Global               Chairman, Director & Treasurer
Partner                           Administrator, Ltd.

                                Wellington Global Holdings,     Chairman, Director & Treasurer
                                  Ltd.

                                Wellington Hedge                Treasurer
                                  Management, Inc.

                                Wellington International        Director
                                  Management Company Pte Ltd.

                                Wellington Management Global    Chairman, Director & Treasurer
                                  Holdings, Ltd.

                                Wellington Management           Director & Finance Officer
                                  International, Ltd.

                                Wellington Luxembourg S.C.A.    Supervisory Board

                                Wellington Trust Company, NA    Vice President and Treasurer/
                                                                  Cashier

Robert A. Bruno                               --                              --
Partner

Michael T. Carmen                             --                              --
Partner

Maryann Evelyn Carroll                        --                              --
Partner

William R.H. Clark              Wellington International        Managing Director
Partner                           Management Company Pte Ltd.

    NAME AND POSITION WITH
      INVESTMENT ADVISER            NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
John D. Costa                                 --                              --
Partner

Pamela Dippel                   Wellington Trust Company, NA    Director & Vice President
Partner

Scott M. Elliott                              --                              --
Partner

Robert Lloyd Evans                            --                              --
Partner

David R. Fassnacht                            --                              --
Partner

Lisa de la Fuente Finkel        Wellington Global               Sr. Vice President
Partner                           Administrator, Ltd.

                                Wellington Hedge                Sr. Vice President
                                  Management, Inc.

Mark T. Flaherty                Wellington Trust Company, NA    Vice President
Partner

Charles Townsend Freeman                      --                              --
Partner

Laurie Allen Gabriel            Wellington Global               Sr. Vice President
Managing Partner                  Administrator, Ltd.

                                Wellington Hedge                Sr. Vice President & Director
                                  Management, Inc.

                                Wellington Trust Company, NA    Vice President

Ann C. Gallo                                  --                              --
Partner

Nicholas Peter Greville         Wellington Global               Sr. Vice President
Partner                           Administrator, Ltd.

                                Wellington International        Director
                                  Management Company Pte Ltd.

                                Wellington Management           Director
                                  International Ltd

Paul J. Hamel                   Wellington Trust Company, NA    Vice President
Partner

William J. Hannigan             Wellington Global               Vice President
Partner                           Administrator, Ltd.

                                Wellington Hedge Management,    Sr. Vice President
                                  Inc.

Lucius Tuttle Hill, III                       --                              --
Partner

    NAME AND POSITION WITH
      INVESTMENT ADVISER            NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
James P. Hoffman                              --                              --
Partner

Jean M. Hynes                   Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Paul David Kaplan                             --                              --
Partner

Lorraine A. Keady               Wellington Hedge                Sr. Vice President
Partner                           Management, Inc.

                                Wellington Global               Deputy Chairman & Director
                                  Administrator, Ltd.

                                Wellington Global Holdings,     Deputy Chairman & Director
                                  Ltd.

                                Wellington Luxembourg S.C.A.    Supervisory Board

                                Wellington Management           Director
                                  International Ltd

                                Wellington International        Director
                                  Management Company Pte Ltd

                                Wellington Trust Company, NA    Vice President, Trust Officer

John Charles Keogh              Wellington Trust Company, NA    Vice President
Partner

George Cabot Lodge, Jr.         Wellington Global               Sr. Vice President
Partner                           Administrator, Ltd.

                                Wellington Hedge                Sr. Vice President
                                  Management, Inc.

                                Wellington Trust Company, NA    Vice President

Nancy Therese Lukitsh           Wellington Global               Sr. Vice President
Partner                           Administrator, Ltd.

                                Wellington Hedge                Sr. Vice President
                                  Management, Inc.

                                Wellington Trust Company, NA    Vice President & Director

Mark Thomas Lynch               Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Mark D. Mandel                  Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Christine Smith Manfredi        Wellington Global               Sr. Vice President
Partner                           Administrator, Ltd.

                                Wellington Global Holdings,     Sr. Vice President
                                  Ltd.

    NAME AND POSITION WITH
      INVESTMENT ADVISER            NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
                                Wellington Hedge                Sr. Vice President
                                  Management, Inc.

                                Wellington Trust Company, NA    Vice President

Earl Edward McEvoy                            --                              --
Partner

Duncan Mathieu McFarland        Wellington Hedge                Chairman & Director
Managing Partner                  Management, Inc.

                                Wellington International        Director
                                  Management Company Pte Ltd.

                                Wellington Management           Director
                                  International Ltd.

                                Wellington Trust Company, NA    Vice President & Director

Paul Mulford Mecray III                       --                              --
Partner

Matthew Edward Megargel                       --                              --
Partner

James Nelson Mordy                            --                              --
Partner

Diane Carol Nordin              Wellington Global               Sr. Vice President
Partner                           Administrator, Ltd.

                                Wellington Hedge                Sr. Vice President
                                  Management, Inc.

                                Wellington Trust Company, NA    Vice President & Director

                                Wellington Management           Director
                                  International Ltd.

                                Wellington International        Director
                                  Management Company Pte Ltd

Stephen T. O'Brien                            --                              --
Partner

Andrew S. Offit                               --                              --
Partner

Edward Paul Owens               Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Saul Joseph Pannell             Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Thomas Louis Pappas                           --                              --
Partner

    NAME AND POSITION WITH
      INVESTMENT ADVISER            NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
Jonathan Martin Payson          Wellington Trust Company, NA    President, Chairman of the
Partner                                                           Board, Director

Philip H. Perelmuter                          --                              --
Partner

Robert Douglas Rands            Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

James Albert Rullo                            --                              --
Partner

John Robert Ryan                Wellington Hedge                Director
Managing Partner                  Management, Inc.

Joseph Harold Schwartz                        --                              --
Partner

James H. Shakin                               --                              --
Partner

Theodore Shasta                 Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Andrew J. Shilling                            --                              --
Partner

Binkley Calhoun Shorts                        --                              --
Partner

Scott E. Simpson                Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Trond Skramstad                               --                              --
Partner

Stephen Albert Soderberg                      --                              --
Partner

Eric Stromquist                 Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Brendan James Swords            Wellington Global               President
Partner                           Administrator, Ltd.

                                Wellington Global Holdings,     President
                                  Ltd.

                                Wellington Hedge                President
                                  Management, Inc.

                                Wellington Management Global    President
                                  Holdings, Ltd.

Harriett Tee Taggart                          --                              --
Partner

Frank L. Teixeira                             --                              --
Partner

    NAME AND POSITION WITH
      INVESTMENT ADVISER            NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
------------------------------  ------------------------------  ------------------------------
Perry Marques Traquina          Wellington Trust Company, NA    Vice President & Director
Partner

                                Wellington Management           Director and Chairman of the
                                  International Ltd               Board

                                Wellington International        Director and Chairman of the
                                  Management Company Pte Ltd      Board

Gene Roger Tremblay                           --                              --
Partner

Nilesh P. Undavia               Wellington Global Holdings,     Sr. Vice President
Partner                           Ltd.

Clare Villari                                 --                              --
Partner

Kim Williams                                  --                              --
Partner

Itsuki Yamashita                Wellington International        Sr. Managing Director
Partner                           Management Company Pte Ltd.


WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's SEI VP Core Fixed Income Fund. The principal business address of Western Asset is 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER            NAME OF COMPANY                 OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James W. Hirschmann            Pacific American Income        President
President and Chief Executive    Shares
  Officer

                               Western Asset Funds            President

                               Western Asset Premier Bond     President
                                 Fund

                               Western Asset Management       Director
                                 Company Limited

Timothy C. Scheve              Legg Mason, Inc.               Senior Executive Vice
Non Employee Director                                           President

Edward A. Taber                Legg Mason, Inc.               Senior Executive Vice
Non Employee Director                                           President

Bruce D. Alberts                            --                             --
Chief Financial Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER            NAME OF COMPANY                 OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ilene S. Harker                Pacific American Income        Vice President
Secretary and Director of        Shares
  Compliance Controls

                               Western Asset Funds            Vice President

                               Western Asset Premier Bond     Vice President
                                 Fund

Gavin L. James                 Western Asset Funds            Vice President
Director of Global Client
  Services

S. Kenneth Leech               Western Asset Premier Bond     Vice President
Chief Investment Officer         Fund

                               Pacific American Income        Vice President
                                 Shares

                               Western Asset Funds            Vice President

Stephen A. Walsh               Western Asset Funds            Vice President
Deputy Chief Investment
  Officer


ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                              July 15, 1982
SEI Liquid Asset Trust                              November 29, 1982
SEI Tax Exempt Trust                                December 3, 1982
SEI Index Funds                                     July 10, 1985
SEI Institutional Managed Trust                     January 22, 1987
SEI Institutional International Trust               August 30, 1988
The Advisors' Inner Circle Fund                     November 14, 1991
STI Classic Funds                                   May 29, 1992
The Arbor Fund                                      January 28, 1993
Bishop Street Funds                                 January 27, 1995
STI Classic Variable Trust                          August 18, 1995
SEI Asset Allocation Trust                          April 1, 1996
SEI Institutional Investments Trust                 June 14, 1996
HighMark Funds                                      February 15, 1997
Armada Funds                                        March 8, 1997
Expedition Funds                                    June 9, 1997
Oak Associates Funds                                February 27, 1998
The Nevis Fund, Inc.                                June 29, 1998
CNI Charter Funds                                   April 1, 1999
The Armada Advantage Fund                           May 1, 1999
Amerindo Funds Inc.                                 July 13, 1999
iShares Inc.                                        January 28, 2000
iShares Trust                                       April 25, 2000
Pitcairn Funds                                      August 1, 2000
First Focus Funds, Inc.                             October 1, 2000
JohnsonFamily Funds, Inc.                           November 1, 2000
The MDL Funds                                       January 24, 2001
Causeway Capital Management Trust                   September 20, 2001

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                    POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                        WITH UNDERWRITER                  WITH REGISTRANT
------------------------  ----------------------------------------  ------------------------
Alfred P. West, Jr.       Director, Chairman of the Board of                   --
                            Directors
Carmen V. Romeo           Director                                             --
Mark J. Held              President & Chief Operating Officer                  --
Richard B. Lieb           Director, Executive Vice President                   --
Dennis J. McGonigle       Executive Vice President                             --
Robert M. Silvestri       Chief Financial Officer & Treasurer                  --
Carl A. Guarino           Senior Vice President                                --
Jack May                  Senior Vice President                                --
Kevin P. Robins           Senior Vice President                                --
Wayne M. Withrow          Senior Vice President                                --
Patrick K. Walsh          Senior Vice President                                --
John D. Anderson          Vice President & Managing Director                   --
Timothy D. Barto          Vice President & Assistant Secretary      Vice President &
                                                                      Secretary
Todd Cipperman            Senior Vice President & General Counsel   Vice President &
                                                                      Assistant Secretary
Robert Crudup             Vice President & Managing Director                   --
Richard A. Deak           Vice President & Assistant Secretary                 --
Scott W. Dellorfano       Vice President & Managing Director                   --
Barbara Doyne             Vice President                                       --
Jeff Drennen              Vice President                                       --
Scott C. Fanatico         Vice President & Managing Director                   --
Vic Galef                 Vice President & Managing Director                   --
Steven A. Gardner         Vice President & Managing Director                   --
Lydia A. Gavalis          Vice President & Assistant Secretary                 --
Greg Gettinger            Vice President & Assistant Secretary                 --
Sherry K. Vetterlein      Vice President & Assistant Secretary      Vice President &
                                                                      Assistant Secretary
Kathy Heilig              Vice President                                       --
Jeff Jacobs               Vice President                                       --
Bridget Jensen            Vice President
Samuel King               Vice President                                       --
John Kirk                 Vice President & Managing Director                   --
Kim Kirk                  Vice President & Managing Director                   --
John Krzeminski           Vice President & Managing Director                   --
Karen LaTourette          Secretary
Alan H. Lauder            Vice President                                       --
Paul Lonergan             Vice President & Managing Director                   --
Ellen Marquis             Vice President                                       --

                                    POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                        WITH UNDERWRITER                  WITH REGISTRANT
------------------------  ----------------------------------------  ------------------------
Robert Aller              Vice President                                       --
Mark Nagle                Vice President                                       --
Carolyn McLaurin          Vice President & Managing Director                   --
Christine M. McCullough   Vice President & Assistant Secretary      Vice President and
                                                                      Assistant Secretary
Joanne Nelson             Vice President                                       --
Rob Redican               Vice President                                       --
Maria Rinehart            Vice President                                       --
Steve Smith               Vice President                                       --
Daniel Spaventa           Vice President                                       --
Kathryn L. Stanton        Vice President                                       --
Lori L. White             Vice President & Assistant Secretary                 --
William E. Zitelli, Jr.   Vice President & Assistant Secretary      Vice President and
                                                                      Assistant Secretary


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, Pennsylvania 19101
           State Street Bank and Trust Company
           225 Franklin Street
           Boston, Massachusetts 02110

        (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
    (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, Pennsylvania 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers:

           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, New York 10105


           Artisan Partners Limited Partnership
           1000 N. Water Street, Suite 1770
           Milwaukee, Wisconsin 53202



           Banc of America Capital Management, LLC
           101 S. Tryon Street
           Charlotte, North Carolina 28255

           Barclays Global Fund Advisors
           45 Fremont Street
           San Francisco, California 94105



           BlackRock Advisors, Inc.
           40 East 52nd Street
           New York, New York 10022



           BlackRock International, Ltd.
           40 Torpichen Street
           Edinburgh, EH3 8JB
           Scotland



           The Boston Company Asset Management, LLC
           One Boston Place
           Boston, Massachusetts 02108



           Capital Guardian Trust Company
           333 South Hope Street, 55th Floor
           Los Angeles, California 90071



           Chartwell Investment Partners
           1235 Westlakes Drive, Suite 400
           Berwyn, Pennsylvania 19312



           David J. Greene and Company, LLC
           599 Lexington Avenue, 12th Floor
           New York, New York 10022



           Emerging Markets Management, L.L.C.
           1001 Nineteenth Street North, 17th Floor
           Arlington, Virginia 22209-1722



           Goldman Sachs Asset Management, L.P.
           32 Old Slip
           New York, New York 10005



           Iridian Asset Management LLC
           276 Post Road West
           Westport, Connecticut 06880



           Lee Munder Investments, Ltd.
           200 Clarendon Street, 28th Floor
           Boston, Massachusetts 02116



           Lloyd George Investment Management (Bermuda) Limited
           3808 One Exchange Square
           Central Hong Kong



           LSV Asset Management
           1 N. Wacker Drive
           Chicago, Illinois 60606



           Martingale Asset Management, L.P.
           222 Berkeley Street
           Boston, Massachusetts 02116



           Mazama Capital Management, Inc.
           One Southwest Columbia Street, Suite 1500
           Portland, Oregon 97258

           McKinley Capital Management Inc.
           3301 C Street, Suite 500
           Anchorage, Alaska 99503



           Mellon Bond Associates, LLP
           One Mellon Center
           Suite 5400
           Pittsburgh, Pennsylvania 15258



           Metropolitan West Asset Management LLC
           11766 Wilshire Boulevard, Suite 1580
           Los Angeles, California 90025



           Montag & Caldwell, Inc.
           3455 Peachtree Street NE, Ste 1200
           Atlanta, Georgia 30326-3248


           Morgan Stanley Investment Management Inc.
           1221 Avenue of the Americas
           New York, New York 10020


           Nicholas-Applegate Capital Management
           600 West Broadway, Suite 2900
           San Diego, California 92101



           Nomura Corporate
           Research and Asset Management Inc.
           2 World Financial Center
           Building B
           New York, New York 10281-1198



           Oechsle International Advisors
           One International Place
           23rd Floor
           Boston, Massachusetts 02110



           Peregrine Capital Management, Inc.
           800 LaSalle Avenue
           Minneapolis, Minnesota 55402



           RS Investment Management, L.P.
           388 Market Street
           Suite 1700
           San Francisco, California 94111



           SEI Investments Management Corporation
           One Freedom Valley Drive
           Oaks, Pennsylvania 19456



           Salomon Brothers Asset Management Inc
           399 Park Avenue
           New York, New York 10022



           Sanford C. Bernstein & Co., LLC
           767 Fifth Avenue
           New York, New York 10153



           Sawgrass Asset Management, LLC
           1579 The Greens Way
           Jacksonville, Florida 32250

           Security Capital Research & Management Incorporated
           11 South LaSalle Street
           Chicago, Illinois 60603



           Shenkman Capital Management, Inc.
           461 Fifth Avenue
           New York, New York 10017



           Sterling Capital Management LLC
           Two Morrocroft Centre
           4064 Colony Road, Suite 300
           Charlotte, North Carolina 28211



           Transamerica Investment Management, LLC
           1150 S. Olive St., 27th Floor
           Los Angeles, California 90015



           Wellington Management Company, LLP
           75 State Street
           Boston, Massachusetts 02109



           Western Asset Management Company
           117 East Colorado Boulevard, 6th Floor
           Pasadena, California 91105


ITEM 29.  MANAGEMENT SERVICES:

    None

ITEM 30.  UNDERTAKINGS:

    None

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to Registration Statement No. 333-70013 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of April, 2003.


                                SEI INSURANCE PRODUCTS TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                      ---------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                *
------------------------------  Trustee                       April 30, 2003
       William M. Doran

                *
------------------------------  Trustee                       April 30, 2003
       F. Wendell Gooch

                *
------------------------------  Trustee                       April 30, 2003
   George J. Sullivan, Jr.

                *
------------------------------  Trustee                       April 30, 2003
       James M. Storey

                *
------------------------------  Trustee                       April 30, 2003
       Robert A. Nesher

                *
------------------------------  Trustee                       April 30, 2003
      Rosemarie B. Greco

    /s/ EDWARD D. LOUGHLIN
------------------------------  President & Chief             April 30, 2003
      Edward D. Loughlin          Executive Officer

      /s/ JAMES R. FOGGO
------------------------------  Controller & Chief            April 30, 2003
        James R. Foggo            Financial Officer



*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(a)       Agreement and Declaration of Trust of the Registrant, dated
                   December 14, 1998, is incorporated by reference to
                   Exhibit (a) of Registrant's Registration Statement, filed
                   December 31, 1998.

Ex-99.B(b)       Amended By-Laws dated February 20, 2001 are incorporated by reference to exhibit (b)(2) of Post-Effective Amendment
                   No. 3 to Registrant's Registration Statement on Form N-1A
                   (File No. 333-70013) filed with the SEC on April 30,
                   2001.

Ex-99.B(c)       Not Applicable.

Ex-99.B(d)(1)    Investment Advisory Agreement between the Registrant and
                   SEI Investments Management Corporation ("SIMC") is
                   incorporated by reference to exhibit (d)(1) of
                   Pre-Effective Amendment No. 1 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on October 12, 1999.

Ex-99.B(d)(2)    Investment Sub-Advisory Agreement between SIMC and Capital
                   Guardian Trust Company with respect to the SEI VP
                   International Equity Fund is incorporated by reference to
                   exhibit (d)(4) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

Ex-99.B(d)(3)    Investment Sub-Advisory Agreement between SIMC and LSV
                   Asset Management, L.P. with respect to the SEI VP Large
                   Cap Value and SEI VP Small Cap Value Funds is
                   incorporated by reference to exhibit (d)(6) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(d)(4)    Investment Sub-Advisory Agreement between SIMC and Oechsle
                   International Advisors, LLC with respect to the SEI VP
                   International Equity Fund is incorporated by reference to
                   exhibit (d)(10) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

Ex-99.B(d)(5)    Investment Sub-Advisory Agreement between SIMC and Sawgrass
                   Asset Management, L.L.C. with respect to the SEI VP Small
                   Cap Growth Fund is incorporated by reference to exhibit
                   (d)(13) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(d)(6)    Investment Sub-Advisory Agreement between SIMC and Western
                   Asset Management Company with respect to the SEI VP Core
                   Fixed Income Fund is incorporated by reference to exhibit
                   (d)(18) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(d)(7)    Investment Sub-Advisory Agreement between SIMC and Salomon
                   Brothers Asset Management Inc with respect to the SEI VP
                   Emerging Markets Debt Fund is incorporated by reference
                   to exhibit (d)(19) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

Ex-99.B(d)(8)    Form of Investment Sub-Advisory Agreement between SIMC and
                   Chartwell Investment Partners with respect to the SEI VP
                   Small Cap Value Fund is incorporated by reference to
                   exhibit (d)(20) of Post-Effective Amendment No. 3 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 30, 2001.

Ex-99.B(d)(9)    The Investment Sub-Advisory Agreement between SIMC and
                   Iridian Asset Management LLC with respect to the SEI VP
                   Large Cap Value Fund is incorporated by reference to
                   exhibit (d)(22) of Post-Effective Amendment No. 3 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 30, 2001.

Ex-99.B(d)(10)   Form of Investment Sub-Advisory Agreement between SIMC and
                   McKinley Capital Management, Inc. with respect to the SEI
                   VP Small Cap Growth Fund is incorporated by reference to
                   exhibit (d)(25) of Post-Effective Amendment No. 3 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 30, 2001.

Ex-99.B(d)(11)   The Investment Sub-Advisory Agreement between SIMC and
                   Peregrine Capital Management Inc. with respect to the SEI
                   VP Large Cap Growth Fund is incorporated by reference to
                   exhibit (d)(26) of Post-Effective Amendment No. 3 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 30, 2001.

Ex-99.B(d)(12)   Form of Investment Sub-Advisory Agreement between SIMC and
                   Sanford C. Bernstein & Co., LLC with respect to the SEI
                   VP Large Cap Value Fund is incorporated by reference to
                   exhibit (d)(27) of Post-Effective Amendment No. 3 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 30, 2001.

Ex-99.B(d)(13)   The Investment Sub-Advisory Agreement between SIMC and
                   Sterling Capital Management with respect to the SEI VP
                   Small Cap Value Fund is incorporated by reference to
                   exhibit (d)(28) of Post-Effective Amendment No. 3 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 30, 2001.

Ex-99.B(d)(14)   Form of Investment Sub-Advisory Agreement between SIMC and
                   The Boston Company Asset Management, LLC with respect to
                   the SEI VP Emerging Markets Equity Fund is incorporated
                   by reference to exhibit (d)(29) of Post-Effective
                   Amendment No. 3 to Registrant's Registration Statement on
                   Form N-1A (File No. 333-70013) filed with the SEC on
                   April 30, 2001.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(d)(15)   The Investment Sub-Advisory Agreement between SIMC and
                   Montag & Caldwell Inc. with respect to SEI VP Large Cap
                   Growth Fund is incorporated by reference to Exhibit
                   (d)(28) of Post-Effective Amendment No. 4 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 30, 2002.

Ex-99.B(d)(16)   Investment Sub-Advisory Agreement between SIMC and
                   Wellington Management Company, LLP with respect to the
                   SEI VP Small Cap Growth Fund is incorporated by reference
                   to Exhibit (d)(29) of Post-Effective Amendment No. 4 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 30, 2002.

Ex-99.B(d)(17)   Investment Sub-Advisory Agreement between SIMC and Barclays
                   Global Fund Advisors with respect to the SEI VP S&P 500
                   Index Fund is incorporated by reference to Exhibit
                   (d)(30) of Post-Effective Amendment No. 4 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 30, 2002.

Ex-99.B(d)(18)   Investment Sub-Advisory Agreement between SIMC and
                   Transamerica Investment Management, LLC with respect to
                   the SEI VP Large Cap Growth Fund is incorporated by
                   reference to Exhibit (d)(31) of Post-Effective Amendment
                   No. 4 to Registrant's Registration Statement on Form N-1A
                   (File No. 333-70013) filed with the SEC on April 30,
                   2002.

Ex-99.B(d)(19)   Investment Sub-Advisory Agreement between SIMC and David J.
                   Greene & Co., LLC with respect to the SEI VP Small Cap
                   Value Fund is incorporated by reference to Exhibit
                   (d)(32) of Post-Effective Amendment No. 4 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 30, 2002.

Ex-99.B(d)(20)   Form of Investment Sub-Advisory Agreement between SIMC and
                   Shenkman Capital Management, Inc. with respect to the SEI
                   VP High Yield Bond Fund is incorporated by reference to
                   Exhibit (d)(33) of Post-Effective Amendment No. 4 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 30, 2002.

Ex-99.B(d)(21)   Investment Sub-Advisory Agreement between SIMC and Barclays
                   Global Fund Advisors with respect to the SEI VP Large Cap
                   Value Fund is filed herewith.

Ex-99.B(d)(22)   Investment Sub-Advisory Agreement between SIMC and Goldman
                   Sachs Asset Management with respect to the SEI VP Large
                   Cap Growth Fund is filed herewith.

Ex-99.B(d)(23)   Investment Sub-Advisory Agreement between SIMC and McKinley
                   Capital Management, Inc. with respect to the SEI VP Large
                   Cap Growth Fund is filed herewith.

Ex-99.B(d)(24)   Investment Sub-Advisory Agreement between SIMC and Artisan
                   Partners Limited Partnership with respect to the SEI VP
                   Small Cap Value Fund is filed herewith.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(d)(25)   Investment Sub-Advisory Agreement between SIMC and
                   Martingale Asset Management, L.P. with respect to the SEI
                   VP Small Cap Value Fund is filed herewith.

Ex-99.B(d)(26)   Investment Sub-Advisory Agreement between SIMC and Security
                   Capital Research & Management Incorporated with respect
                   to the SEI VP Small Cap Value Fund is filed herewith.

Ex-99.B(d)(27)   Investment Sub-Advisory Agreement between SIMC and Lee
                   Munder Investments, Ltd. with respect to the SEI VP Small
                   Cap Growth Fund is filed herewith.

Ex-99.B(d)(28)   Investment Sub-Advisory Agreement between SIMC and Mazama
                   Capital Management, Inc. with respect to the SEI VP Small
                   Cap Growth Fund is filed herewith.

Ex-99.B(d)(29)   Investment Sub-Advisory Agreement between SIMC and RS
                   Investment Management, L.P. with respect to the SEI VP
                   Small Cap Growth Fund is filed herewith.

Ex-99.B(d)(30)   Investment Sub-Advisory Agreement between SIMC and
                   BlackRock International, Ltd. with respect to the SEI VP
                   International Equity Fund is filed herewith.

Ex-99.B(d)(31)   Investment Sub-Advisory Agreement between SIMC and Morgan
                   Stanley Investment Management Inc. with respect to the
                   SEI VP International Equity Fund is filed herewith.

Ex-99.B(d)(32)   Investment Sub-Advisory Agreement between SIMC and Alliance
                   Capital Management L.P. with respect to the SEI VP
                   Emerging Markets Equity Fund is filed herewith.

Ex-99.B(d)(33)   Investment Sub-Advisory Agreement between SIMC and Lloyd
                   George Investment Management (Bermuda) Limited with
                   respect to the SEI VP Emerging Markets Equity Fund is
                   filed herewith.

Ex-99.B(d)(34)   Investment Sub-Advisory Agreement between SIMC and Emerging
                   Markets Management, L.L.C. with respect to the SEI VP
                   Emerging Markets Equity Fund is filed herewith.

Ex-99.B(d)(35)   Investment Sub-Advisory Agreement between SIMC and
                   BlackRock Financial Management, Inc. with respect to the
                   SEI VP Core Fixed Income Fund is filed herewith.

Ex-99.B(d)(36)   Investment Sub-Advisory Agreement between SIMC and Mellon
                   Bond Associates, LLP with respect to the SEI VP Bond
                   Index Fund is filed herewith.

Ex-99.B(d)(37)   Investment Sub-Advisory Agreement between SIMC and
                   Nicholas-Applegate Capital Management with respect to the
                   SEI VP High Yield Bond Fund is filed herewith.

Ex-99.B(d)(38)   Investment Sub-Advisory Agreement between SIMC and Nomura
                   Corporate Research and Asset Management Inc. with respect
                   to the SEI VP High Yield Bond Fund is filed herewith.

Ex-99.B(d)(39)   Investment Sub-Advisory Agreement between SIMC and Banc of
                   America Capital Management, LLC with respect to the SEI
                   VP Prime Obligation Fund is filed herewith.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(d)(40)   Investment Sub-Advisory Agreement between SIMC and
                   Metropolitan West Asset Management with respect to the
                   SEI VP Core Fixed Income Fund is filed herewith.

Ex-99.B(e)       Amended and Restated Distribution Agreement between the
                   Registrant and SEI Investments Distribution Co. is filed
                   herewith.

Ex-99.B(f)       Not Applicable.

Ex-99.B(g)(1)    Form of Custodian Agreement between the Registrant and
                   First Union National Bank is incorporated by reference to
                   exhibit (g)(1) of Pre-Effective Amendment No. 1 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on October 12, 1999.

Ex-99.B(g)(2)    Custodian Agreement between the Registrant and State Street
                   Bank and Trust Company is incorporated by reference to
                   exhibit (g)(2) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

Ex-99.B(h)(1)    Amended and Restated Administration and Transfer Agency
                   Agreement between the Registrant and SEI Investments Fund
                   Management is filed herewith.

Ex-99.B(i)       Opinion and Consent of counsel, Morgan, Lewis &
                   Bockius LLP, is filed herewith.

Ex-99.B(j)       Opinion and Consent of Independent Public Accountants, is
                   filed herewith.

Ex-99.B(k)       Not Applicable.

Ex-99.B(n)       Not Applicable.

Ex-99.B(p)(1)    The Code of Ethics for SEI Investments Company, as amended
                   December 2001, is incorporated by reference to
                   exhibit (p)(1) of Post-Effective Amendment No. 50 to SEI
                   Tax Exempt Trust's Registration Statement (File
                   Nos. 2-76940 and 811-3447) on Form N-1A filed with the
                   SEC on December 30, 2002.

Ex-99.B(p)(2)    The Code of Ethics for SEI Insurance Products Trust is
                   herein incorporated by reference to exhibit (p)(2) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(p)(3)    The Code of Ethics for Alliance Capital Management L.P. is
                   herein incorporated by reference to exhibit (p)(3) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(p)(4)    The Code of Ethics for Capital Guardian Trust Company is
                   herein incorporated by reference to exhibit (p)(4) of
                   Post-Effective Amendment No. 35 to SEI Institutional
                   International Trust's Registration Statement on Form N-1A
                   (File Nos. 33-22821 and 811-5601) filed with the SEC on
                   January 28, 2003.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(p)(5)    The Code of Ethics for LSV Asset Management, L.P. is herein incorporated by reference to exhibit (p)(6) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(p)(6)    The Code of Ethics for Nicholas-Applegate Capital
                   Management is herein incorporated by reference to exhibit
                   (p)(8) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(p)(7)    The Code of Ethics for Oechsle International Advisors, LLC
                   is herein incorporated by reference to exhibit (p)(6) of
                   Post-Effective Amendment No. 35 to SEI Institutional
                   International Trust's Registration Statement on Form N-1A
                   (File Nos. 33-22821 and 811-5601) filed with the SEC on
                   January 28, 2003.

Ex-99.B(p)(8)    The Code of Ethics for RS Investment Management, L.P. is
                   herein incorporated by reference to exhibit (p)(12) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(p)(9)    The Code of Ethics for Salomon Brothers Asset Management
                   Inc is herein incorporated by reference to exhibit
                   (p)(13) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(p)(10)   The Code of Ethics for Sanford C. Bernstein & Co., Inc. is
                   herein incorporated by reference to exhibit (p)(14) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(p)(11)   The Code of Ethics for Sawgrass Asset Management, LLC is
                   herein incorporated by reference to exhibit (p)(15) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(p)(12)   The Code of Ethics for Wellington Management Company, LLP
                   is herein incorporated by reference to exhibit (p)(19) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

Ex-99.B(p)(13)   The Code of Ethics for Western Asset Management Company is
                   herein incorporated by reference to exhibit (p)(20) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(p)(14)   The Code of Ethics for Chartwell Investment Partners is
                   herein incorporated by reference to exhibit (p)(11) of
                   Post-Effective Amendment No. 6 to SEI Institutional
                   Investments Trust's Registration Statement on Form N-1A
                   (File No. 33-58041) filed with the SEC on September 28,
                   2000.

Ex-99.B(p)(15)   The Code of Ethics for Iridian Asset Management, LLC is
                   herein incorporated by reference to exhibit (p)(30) of
                   Post-Effective Amendment No. 36 to SEI Institutional
                   Managed Trust's Registration Statement on Form N-1A (File
                   No. 33-9504) filed with the SEC on January 29, 2001.

Ex-99.B(p)(16)   The Code of Ethics for McKinley Capital Management, Inc. is
                   herein incorporated by reference to exhibit (p)(19) of
                   Post-Effective Amendment No. 6 to SEI Institutional
                   Investments Trust's Registration Statement on Form N-1A
                   (File No. 33-58041) filed with the SEC on September 28,
                   2000.

Ex-99.B(p)(17)   The Code of Ethics for Peregrine Capital Management Inc. is
                   herein incorporated by reference to exhibit (p)(31) of
                   Post-Effective Amendment No. 36 of SEI Institutional
                   Managed Trust's Registration Statement on Form N-1A (File
                   No. 33-9504) filed with the SEC on January 29, 2001.

Ex-99.B(p)(18)   The Code of Ethics for Sterling Capital Management is
                   herein incorporated by reference to exhibit (p)(32) of
                   Post-Effective Amendment No. 36 of SEI Institutional
                   Managed Trust's Registration Statement on Form N-1A (File
                   No. 33-9504) filed with the SEC on January 29, 2001.

Ex-99.B(p)(19)   The Code of Ethics for The Boston Company Asset Management,
                   LLC is herein incorporated by reference to exhibit (p)(8)
                   of Post-Effective Amendment No. 6 of SEI Institutional
                   Investments Trust's Registration Statement on Form N-1A
                   (File No. 33-58041) filed with the SEC on September 28,
                   2000.

Ex-99.B(p)(20)   The Code of Ethics for Barclays Global Fund Advisors is
                   herein incorporated by reference to Exhibit (p)(42) of
                   Post-Effective Amendment No. 9 to SEI Institutional
                   Investments Trust's Registration Statement on (File
                   Nos. 33-58041 and 811-7257) on Form N-1A filed with the
                   SEC on March 29, 2002.

Ex-99.B(p)(21)   The Code of Ethics for Montag & Caldwell Inc. is herein
                   incorporated by reference to exhibit (p)(43) of
                   Post-Effective Amendment No. 9 to SEI Institutional
                   Investments Trust's Registration Statement (File
                   Nos. 33-58041 and 811-7257) on Form N-1A filed with the
                   SEC on March 29, 2002.

Ex-99.B(p)(22)   The Code of Ethics for Transamerica Investment Management,
                   LLC is herein incorporated by reference to
                   exhibit (p)(28) of Post-Effective Amendment No. 38 to SEI
                   Institutional Managed Trust's Registration Statement
                   (File Nos. 33-9504 and 811-4878) on Form N-1A filed with
                   the SEC on January 28, 2003.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(p)(23)   The Code of Ethics for Artisan Partners Limited Partnership
                   is herein incorporated by reference to exhibit (p)(3) of
                   Post-Effective Amendment No. 38 to SEI Institutional
                   Managed Trust's Registration Statement (File Nos. 33-9504
                   and 811-4878) on Form N-1A filed with the SEC on
                   January 28, 2003.

Ex-99.B(p)(24)   The Code of Ethics for BlackRock Financial Management, Inc.
                   is herein incorporated by reference to exhibit (p)(6) of
                   Post-Effective Amendment No. 37 to SEI Institutional
                   Managed Trust's Registration Statement (File Nos. 33-9504
                   and 811-4878) on Form N-1A filed with the SEC on
                   January 28, 2002.

Ex-99.B(p)(25)   The Code of Ethics for BlackRock International, Ltd. is
                   herein incorporated by reference to exhibit (p)(4) of
                   Post-Effective Amendment No. 34 to SEI Institutional
                   International Trust's Registration Statement (File Nos.
                   33-22821 and 811-5601) on Form N-1A filed with the SEC on
                   January 28, 2002.

Ex-99.B(p)(26)   The Code of Ethics for David J. Greene & Company, LLC is
                   herein incorporated by reference to exhibit (p)(24) of
                   Post-Effective Amendment No. 37 to SEI Institutional
                   Managed Trust's Registration Statement (File
                   Nos. 33-9504 and 811-4878) on Form N-1A filed with the
                   SEC on January 28, 2002.

Ex-99.B(p)(27)   The Code of Ethics for Mazama Capital Management, Inc. is
                   herein incorporated by reference to exhibit (p)(11) of
                   Post-Effective Amendment No. 33 to SEI Institutional
                   Managed Trust's Registration Statement (File Nos. 33-9504
                   and 811-4878) on Form N-1A filed with the SEC on July 3,
                   2000.

Ex-99.B(p)(28)   The Code of Ethics for Morgan Stanley Investment Management
                   Inc. is herein incorporated by reference to
                   exhibit (p)(5) of Post-Effective Amendment No. 35 to SEI
                   Institutional International Trust's Registration
                   Statement (File Nos. 33-22821 and 811-5601) on Form N-1A
                   filed with the SEC on January 28, 2003.

Ex-99.B(p)(29)   The Code of Ethics for Nomura Corporate Research and Asset
                   Management Inc. is herein incorporated by reference to
                   exhibit (p)(14) of Post-Effective Amendment No. 33 to SEI
                   Institutional Managed Trust's Registration Statement
                   (File Nos. 33-9504 and 811-4878) on Form N-1A filed with
                   the SEC on July 3, 2000.

Ex-99.B(p)(30)   The Code of Ethics for Security Capital Research &
                   Management Incorporated is herein incorporated by
                   reference to exhibit (p)(19) of Post-Effective Amendment
                   No. 33 to SEI Institutional Managed Trust's Registration
                   Statement (File Nos. 33-9504 and 811-4878) on Form N-1A
                   filed with the SEC on July 3, 2000.

Ex-99.B(p)(31)   The Code of Ethics for Shenkman Capital Management, Inc. is
                   herein incorporated by reference to exhibit (p)(38) of
                   Post-Effective Amendment No. 7 to SEI Institutional
                   Investments Trust's Registration Statement (File Nos.
                   33-58041 and 811-7257) on Form N-1A filed with the SEC on
                   September 28, 2001.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(p)(32)   The Code of Ethics for Banc of America Capital Management,
                   LLC is filed herewith.

Ex-99.B(p)(33)   The Code of Ethics for Emerging Markets Management, L.L.C.
                   is filed herewith.

Ex-99.B(p)(34)   The Code of Ethics for Goldman Sachs Asset Management is
                   herein incorporated by reference to Exhibit (p)(9) of
                   Post-Effective Amendment No. 38 to SEI Institutional
                   Managed Trust's Registration Statement (File
                   Nos. 33-9504 and 811-4878) on Form N-1A filed with the
                   SEC on January 28, 2003.

Ex-99.B(p)(35)   The Code of Ethics for Lee Munder Investments, Ltd. is
                   herein incorporated by reference to Exhibit (p)(11) of
                   Post-Effective Amendment No. 38 to SEI Institutional
                   Managed Trust's Registration Statement on Form N-1A (File
                   Nos. 33-9504 and 811-4878), filed with the SEC on
                   January 28, 2003.

Ex-99.B(p)(36)   The Code of Ethics for Lloyd George Investment Management
                   (Bermuda) Limited is herein incorporated by reference to
                   Exhibit (p)(16) of Post-Effective Amendment No. 10 to SEI
                   Institutional Investments Trust's Registration Statement
                   on Form N-1A (File Nos. 33-58041 and 811-7257), filed
                   with the SEC on September 30, 2002.

Ex-99.B(p)(37)   The Code of Ethics for Mellon Bond Associates, LLP is
                   herein incorporated by reference to Exhibit (p)(3) of
                   Post-Effective Amendment No. 7 to SEI Index Funds'
                   Registration Statement on Form N-1A (File Nos. 2-97111
                   and 811-4283), filed with the SEC on July 31, 2000.

Ex-99.B(p)(38)   The Code of Ethics for Metropolitan West Asset Management
                   LLC is herein incorporated by reference to Exhibit
                   (p)(21) of Post-Effective Amendment No. 10 to SEI
                   Institutional Investments Trust's Registration Statement
                   (File Nos. 33-58041 and 811-7257) on Form N-1A, filed
                   with the SEC on September 30, 2002.

Ex-99.B(p)(39)   The Code of Ethics for Martingale Asset Management, L.P. is
                   herein incorporated by reference to Exhibit (p)(10) of
                   Post-Effective Amendment No. 33 to SEI Institutional
                   Managed Trust's Registration Statement (File Nos. 33-9504
                   and 811-4878) on Form N-1A, filed with the SEC on
                   July 3, 2000.

Ex-99.B(q)       Powers of Attorney for Robert A. Nesher, William M. Doran,
                   James R. Foggo, F. Wendell Gooch, George J. Sullivan,
                   Jr., James M. Storey, Rosemarie B. Greco and Edward D.
                   Loughlin are filed herewith.